UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022 (Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue NW, Suite 500
New York, NY 10022	Washington, DC 20036

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GOEX)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium & Battery Tech ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Semi-Annual Report

April 30, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 19.1%
Basic Materials — 19.1%
Alexco Resource * (A)	1,000,632	$1,390,478
Americas Silver *	98,900	289,329
AuRico Metals *	1,038,915	843,411
AuRico Metals ^ *	533,199	428,532
Bear Creek Mining * (A)	1,004,727	1,690,099
Excellon Resources * (A)	639,542	701,611
First Majestic Silver * (A)	1,834,026	14,888,970
Fortuna Silver Mines *	1,746,016	8,006,670
Great Panther Silver * (A)	1,823,093	2,280,033
Klondex Mines *	1,972,496	7,039,992
Mandalay Resources	532,300	221,905
Primero Mining *	2,040,347	955,037
Silvercorp Metals (A)	1,861,412	5,826,220
Tahoe Resources	2,509,423	20,298,558
TOTAL CANADA		64,860,845
MEXICO — 12.9%
Basic Materials — 12.9%
Industrias Penoles	1,808,109	43,845,649
Minera Frisco *	187,930	119,228
TOTAL MEXICO		43,964,877
PERU — 0.2%
Basic Materials — 0.2%
Volcan Cia Minera SAA	2,000,000	530,128
UNITED KINGDOM — 25.7%
Basic Materials — 25.7%
Fresnillo	2,174,985	40,857,471
Hochschild Mining (A)	2,774,335	9,123,953
Polymetal International	2,848,782	37,408,807
TOTAL UNITED KINGDOM		87,390,231
UNITED STATES — 41.8%
Basic Materials — 41.8%
Alamos Gold, Cl A	2,142,403	15,339,606
Coeur d'Alene Mines *	1,796,037	16,272,095
Endeavour Silver * (A)	1,442,940	4,444,255

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Hecla Mining	3,127,536	$17,045,071
MAG Silver *	806,326	9,853,304
McEwen Mining (A)	2,560,981	7,785,382
Pan American Silver	1,017,468	17,062,938
Silver Standard Resources * (A)	1,379,690	14,224,604
Silver Wheaton	2,010,599	40,151,662
TOTAL UNITED STATES		142,178,917
TOTAL COMMON STOCK
(Cost $335,470,577)		338,924,998

REPURCHASE AGREEMENTS (B) — 3.3%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $6,796,400 (collateralized by U.S Treasury Obligations, ranging in par value $3-$2,006,364, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $6,931,867)	$6,795,947	6,795,947
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $4,387,323 (collateralized by U.S. Treasury Obligations, par value $4,205,222, 3.625%, 02/15/20 with a total market value of $4,478,035)	4,387,020	4,387,020

TOTAL REPURCHASE AGREEMENTS
(Cost $11,182,967)		11,182,967
TOTAL INVESTMENTS — 103.0%
(Cost $346,653,544)		$350,107,965

Percentages are based on Net Assets of $339,770,610.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $12,021,536.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $11,182,967.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$338,924,998	$—	$—	$338,924,998
Repurchase Agreements	—	11,182,967	—	11,182,967
Total Investments in Securities	$338,924,998	$11,182,967	$—	$350,107,965

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 14.6%
Basic Materials — 14.6%
Beadell Resources *	1,560,849	$262,638
Gold Road Resources *	1,095,683	536,710
Metals X *	469,206	257,908
Perseus Mining *	1,332,016	288,882
Regis Resources	639,039	1,562,746
Resolute Mining	857,503	779,158
Saracen Mineral Holdings *	1,021,142	710,203
Silver Lake Resources *	630,667	221,672
St. Barbara *	681,685	1,376,451
TOTAL AUSTRALIA		5,996,368
CANADA — 66.5%
Basic Materials — 66.5%
Alacer Gold *	399,180	630,607
Alamos Gold, Cl A	219,164	1,566,030
Argonaut Gold *	231,572	372,602
Asanko Gold *	274,278	663,980
Atac Resources *	428,672	178,705
B2Gold *	637,763	1,599,888
Chesapeake Gold *	252,317	727,074
China Gold International Resources *	330,505	490,693
Continental Gold *	175,738	395,870
Dalradian Resources * (A)	297,059	267,229
Dundee Precious Metals *	189,881	379,123
Eldorado Gold	463,720	1,692,359
Exeter Resource *	13,743	22,816
First Mining Finance *	287,052	130,163
Guyana Goldfields *	227,188	1,124,890
Integra Gold *	440,009	254,229
International Tower Hill Mines *	619,846	312,802
Kirkland Lake Gold	251,692	1,739,552
Klondex Mines *	239,886	856,172
Lundin Gold *	84,640	365,228
Lydian International *	1,039,406	258,464
Mandalay Resources	523,823	218,371
New Gold *	567,693	1,606,796

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
OceanaGold	565,183	$1,839,439
Osisko Mining *	186,906	673,917
Premier Gold Mines *	269,736	544,483
Pretium Resources *	166,546	1,648,042
Primero Mining *	245,966	115,131
Richmont Mines *	85,135	642,575
Roxgold * (A)	613,713	561,063
Sabina Gold & Silver *	282,875	355,844
SEMAFO *	447,182	1,026,952
Silver Standard Resources *	164,704	1,696,067
Teranga Gold *	862,025	416,102
Torex Gold Resources *	94,697	1,601,254
Wesdome Gold Mines *	174,945	433,748
TOTAL CANADA		27,408,260
INDONESIA — 1.4%
Basic Materials — 1.4%
Aneka Tambang Persero *	10,629,200	554,227
MEXICO — 0.3%
Basic Materials — 0.3%
Minera Frisco *	151,942	96,396
TURKEY — 0.8%
Basic Materials — 0.8%
Koza Altin Isletmeleri *	63,074	342,725
UNITED KINGDOM — 5.5%
Basic Materials — 5.5%
Centamin	824,548	1,887,089
Highland Gold Mining	209,452	391,563
TOTAL UNITED KINGDOM		2,278,652
UNITED STATES — 10.8%
Basic Materials — 10.8%
Coeur d'Alene Mines *	108,799	985,719
Gold Resource	75,432	248,925
Golden Star Resources *	471,666	338,939
McEwen Mining (A)	307,449	934,645
Novagold Resources * (A)	322,605	1,348,489
Seabridge Gold *	58,052	597,936
TOTAL UNITED STATES		4,454,653
TOTAL COMMON STOCK
(Cost $38,223,337)		41,131,281

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (B) — 3.9%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $986,764 (collateralized by U.S Treasury Obligations, ranging in par value $1-$331,792, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $1,006,432)	$986,698	$986,698
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $636,992 (collateralized by U.S. Treasury Obligations, par value $610,553, 3.625%, 02/15/20 with a total market value of $650,163)	636,948	636,948

TOTAL REPURCHASE AGREEMENTS
(Cost $1,623,646)		1,623,646
TOTAL INVESTMENTS — 103.8%
(Cost $39,846,983)		$42,754,927

Percentages are based on Net Assets of $41,204,442.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $1,646,749.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $1,623,646.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,131,281	$—	$—	$41,131,281
Repurchase Agreements	—	1,623,646	—	1,623,646
Total Investments in Securities	$41,131,281	$1,623,646	$—	$42,754,927

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 8.0%
Basic Materials — 8.0%
Cudeco * (A) (B)	934,367	$247,398
OZ Minerals	345,849	1,831,189
Sandfire Resources	326,286	1,412,831
TOTAL AUSTRALIA		3,491,418
CANADA — 27.9%
Basic Materials — 27.9%
Altius Minerals	151,495	1,337,340
Capstone Mining *	1,101,694	854,089
First Quantum Minerals	198,979	1,893,305
HudBay Minerals, Cl B	395,532	2,357,629
Lundin Mining	402,756	2,144,419
Nevsun Resources	641,303	1,421,157
Taseko Mines *	247,000	276,392
Teck Resources, Cl B	95,473	1,977,470
TOTAL CANADA		12,261,801
CHINA — 3.7%
Basic Materials — 3.7%
Zijin Mining Group, Cl H	4,552,000	1,609,504
HONG KONG — 7.5%
Basic Materials — 7.5%
Jiangxi Copper, Cl H	1,296,729	2,024,068
Minmetals Resources *	3,775,700	1,291,327
TOTAL HONG KONG		3,315,395
JAPAN — 3.2%
Basic Materials — 3.2%
Nittetsu Mining	26,500	1,412,129
MEXICO — 4.7%
Basic Materials — 4.7%
Grupo Mexico, Cl B	716,114	2,075,769
PHILIPPINES — 0.1%
Basic Materials — 0.1%
Philex Mining	235,800	41,624
POLAND — 5.1%
Basic Materials — 5.1%
KGHM Polska Miedz	70,229	2,227,453

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 20.8%
Basic Materials — 20.8%
Antofagasta	250,943	$2,720,619
Central Asia Metals	61,487	180,973
Glencore	549,970	2,160,533
KAZ Minerals *	380,187	2,476,540
SolGold *	244,060	138,141
Vedanta Resources	160,077	1,432,088
TOTAL UNITED KINGDOM		9,108,894
UNITED STATES— 18.8%
Basic Materials — 18.8%
Freeport-McMoRan Copper & Gold *	165,739	2,113,173
Southern Copper	60,351	2,134,615
Turquoise Hill Resources *	722,859	1,973,405
Vedanta ADR	134,541	2,045,023
TOTAL UNITED STATES		8,266,216
TOTAL COMMON STOCK
(Cost $45,278,300)		43,810,203
TOTAL INVESTMENTS — 99.8%
(Cost $45,278,300)		$43,810,203

Percentages are based on Net Assets of $43,883,508.

*	Non-income producing security
(A)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $247,398 and represented 0.6% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $247,398 and represents 0.6% of net assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,562,805	$—	$247,398	$43,810,203
Total Investments in Securities	$43,562,805	$—	$247,398	$43,810,203

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Copper Miners ETF

Common Stock

Beginning Balance as of October 31, 2016	$199,385
Realized gain/(loss)	(491)
Net purchases	128,512
Net sales	(39,941)
Change in unrealized appreciation/(depreciation)	(40,067)
Ending Balance as of April 30, 2017	$247,398

For the period April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 14.1%
Basic Materials — 12.4%
Berkeley Energia * (A)	16,955,758	$8,812,830
Energy Resources of Australia * (B)	20,124,412	9,030,001
Greenland Minerals & Energy * (A)	98,077,102	6,527,863
Paladin Energy * (B) (C) (D)	82,620,817	4,865,791
Peninsula Energy * (A) (B)	18,884,248	4,872,279
		34,108,764
Industrials — 1.7%
Silex Systems * (A) (B)	13,829,444	4,602,334
TOTAL AUSTRALIA		38,711,098
CANADA — 57.2%
Basic Materials — 57.2%
Cameco	5,925,625	56,729,636
Denison Mines * (B)	27,129,235	13,889,025
Energy Fuels * (A) (B)	5,416,610	9,428,459
Fission Uranium *	21,594,514	9,791,998
Laramide Resources * (A) (B)	10,169,523	3,793,210
Mega Uranium * (A) (B)	33,848,348	4,208,454
NexGen Energy * (A) (B)	16,242,144	35,043,023
Uex * (A) (B)	27,781,360	4,673,234
Uranium Participation * (A)	6,724,633	19,279,281
TOTAL CANADA		156,836,320
CHINA — 4.7%
Utilities — 4.7%
CGN Power, Cl H (E)	42,776,100	12,924,872
FRANCE — 4.1%
Utilities — 4.1%
Areva *	2,427,501	11,292,669
HONG KONG — 8.7%
Industrials — 8.7%
CGN Mining *	173,056,600	15,130,534

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
CNNC International *	20,297,000	$8,872,949
TOTAL HONG KONG		24,003,483
UNITED STATES — 10.7%
Basic Materials — 10.7%
Centrus Energy, Cl A * (A)	698,077	3,623,020
Uranium Energy * (A) (B)	13,160,413	16,318,912
Ur-Energy * (A) (B)	17,284,360	9,506,398
TOTAL UNITED STATES		29,448,330
TOTAL COMMON STOCK
(Cost $391,205,700)		273,216,772

U.S. TREASURY OBLIGATION — 9.1%
United States Treasury Bill
0.680%, 05/25/17(F)
(Cost $24,988,667)	$25,000,000	24,988,800

REPURCHASE AGREEMENTS (G) — 11.2%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $18,617,597 (collateralized by U.S Treasury Obligations, ranging in par value $8-$5,182,032, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $18,988,685)	18,616,356	18,616,356
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $12,018,337 (collateralized by U.S. Treasury Obligations, par value $11,519,501, 3.625%, 02/15/20 with a total market value of $12,266,826)*	12,017,506	12,017,506
TOTAL REPURCHASE AGREEMENTS
(Cost $30,633,862)		30,633,862
TOTAL INVESTMENTS — 119.8%
(Cost $446,828,229)		$328,839,434

Percentages are based on Net Assets of $274,400,437.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $26,674,856.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $4,865,791 and represented 1.8% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $4,865,791 and represents 1.8% of net assets.
(E)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $12,924,872 and represents 4.7% of Net Assets.
(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Uranium ETF

(G)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $30,633,862.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$268,350,981	$—	$4,865,791	$273,216,772
U.S. Treasury Obligation	—	24,988,800	—	24,988,800
Repurchase Agreements	—	30,633,862	—	30,633,862
Total Investments in Securities	$268,350,981	$55,622,662	$4,865,791	$328,839,434

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock

Beginning Balance as of October 31, 2016	$-
Transfers into Level 3	4,865,791
Ending Balance as of April 30, 2017	$4,865,791

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Lithium & Battery Tech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 6.9%
Basic Materials — 6.9%
Galaxy Resources *	16,630,282	$5,285,693
Orocobre *	1,964,699	4,628,283
Pilbara Minerals * (A)	12,216,455	3,106,258
TOTAL AUSTRALIA		13,020,234
CANADA — 2.4%
Basic Materials — 2.4%
Lithium Americas *	2,686,976	1,906,214
Nemaska Lithium * (A)	3,110,120	2,684,079
TOTAL CANADA		4,590,293
CHINA — 3.5%
Consumer Goods — 3.5%
BYD, Cl H	1,118,238	6,592,206
FRANCE — 0.3%
Industrials — 0.3%
Blue Solutions *	33,243	610,691
HONG KONG — 3.5%
Consumer Goods — 3.5%
Coslight Technology International Group *	1,445,373	739,640
FDG Electric Vehicles *	128,814,100	5,962,427
TOTAL HONG KONG		6,702,067
JAPAN — 8.6%
Consumer Goods — 8.6%
GS Yuasa	1,718,594	7,955,454
Panasonic	691,820	8,257,527
TOTAL JAPAN		16,212,981
SOUTH KOREA — 11.9%
Basic Materials — 4.3%
LG Chemical	33,815	8,142,464

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 7.6%
L&F	171,481	$2,629,707
Samsung SDI	87,786	10,607,764
Vitzrocell	102,974	1,049,740
		14,287,211
TOTAL SOUTH KOREA		22,429,675
TAIWAN — 6.0%
Consumer Goods — 0.6%
Advanced Lithium Electrochemistry Cayman *	1,311,429	1,121,437
Industrials — 5.4%
Changs Ascending Enterprise *	406,470	568,527
Dynapack International Technology	1,448,400	1,941,857
Simplo Technology	2,317,600	7,758,364
		10,268,748
TOTAL TAIWAN		11,390,185
UNITED KINGDOM — 0.4%
Basic Materials — 0.4%
Bacanora Minerals *	677,457	784,429
UNITED STATES — 56.3%
Basic Materials — 45.0%
Albemarle	87,954	9,579,070
FMC	649,252	47,544,724
Sociedad Quimica y Minera de Chile ADR	790,169	28,090,508
		85,214,302
Consumer Goods — 6.1%
Tesla Motors * (A)	36,758	11,544,585
Industrials — 5.2%
CBAK Energy Technology * (A)	155,786	233,679
EnerSys	108,287	8,999,733
Ultralife *	100,105	550,577
		9,783,989
TOTAL UNITED STATES		106,542,876
TOTAL COMMON STOCK
(Cost $163,599,588)		188,875,637

REPURCHASE AGREEMENTS (B) — 5.4%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $6,196,479 (collateralized by U.S Treasury Obligations, ranging in par value $2-$1,851,971, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $6,319,987)	$6,196,066	6,196,066

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (B) — 5.4% — continued
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $4,000,053 (collateralized by U.S. Treasury Obligations, par value $3,834,025, 3.625%, 02/15/20 with a total market value of $4,082,757)	$3,999,776	$3,999,776

TOTAL REPURCHASE AGREEMENTS
(Cost $10,195,842)		10,195,842
TOTAL INVESTMENTS — 105.2%
(Cost $173,795,430)		$199,071,479

Percentages are based on Net Assets of $189,191,744.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $10,479,986.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $10,195,842.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$184,719,639	$4,155,998	$—	$188,875,637
Repurchase Agreements	—	10,195,842	—	10,195,842
Total Investments in Securities	$184,719,639	$14,351,840	$—	$199,071,479

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Fertilizers/Potash ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 10.0%
Basic Materials — 10.0%
Incitec Pivot	250,001	$708,589
Nufarm	95,863	729,097
TOTAL AUSTRALIA		1,437,686
BELGIUM — 4.7%
Basic Materials — 4.7%
Tessenderlo Chemie	16,483	675,962
CANADA — 8.2%
Basic Materials — 8.2%
Agrium	6,289	589,298
Potash Corp of Saskatchewan	34,864	586,974
TOTAL CANADA		1,176,272
GERMANY — 5.0%
Basic Materials — 5.0%
K+S	30,042	716,602
HONG KONG — 3.0%
Basic Materials — 3.0%
China BlueChemical	1,038,801	297,848
Sinofert Holdings	1,003,865	134,235
TOTAL HONG KONG		432,083
ISRAEL —7.7%
Basic Materials — 7.7%
Israel Chemicals	165,809	716,876
The Israel Corp *	2,141	385,584
TOTAL ISRAEL		1,102,460
MALAYSIA — 4.6%
Basic Materials — 4.6%
Petronas Chemicals Group	392,600	660,212
NETHERLANDS — 5.7%
Basic Materials — 5.7%
OCI *	42,259	821,877
NORWAY — 4.2%
Basic Materials — 4.2%
Yara International	16,222	604,455

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 3.4%
Basic Materials — 3.4%
Grupa Azoty	27,488	$484,574
RUSSIA — 4.8%
Basic Materials — 4.8%
PhosAgro PJSC GDR	47,215	696,421
SOUTH KOREA — 0.5%
Basic Materials — 0.5%
Namhae Chemical	9,749	78,650
SWITZERLAND — 5.2%
Basic Materials — 5.2%
Syngenta *	1,609	747,402
TAIWAN — 3.9%
Basic Materials — 3.9%
Taiwan Fertilizer	413,497	559,169
TURKEY — 0.8%
Basic Materials — 0.8%
Bagfas Bandirma Gubre Fabrik	15,545	47,067
Gubre Fabrikalari	44,455	61,045
TOTAL TURKEY		108,112
UNITED KINGDOM — 2.7%
Basic Materials — 2.7%
Sirius Minerals *	1,201,300	392,429
UNITED STATES — 25.5%
Basic Materials — 25.5%
CF Industries Holdings	22,283	595,847
Compass Minerals International	8,071	532,686
CVR Partners (A)	39,475	193,822
Mosaic	22,478	605,333
Rentech Escrow Shares *(B)(C)	7,168	—
Scotts Miracle-Gro, Cl A	6,941	670,501
Sociedad Quimica y Minera de Chile ADR	23,171	823,729
Terra Nitrogen	2,719	249,604
TOTAL UNITED STATES		3,671,522
TOTAL COMMON STOCK
(Cost $16,867,583)		14,365,888
TOTAL INVESTMENTS — 99.9%
(Cost $16,867,583)		$14,365,888

Percentages are based on Net Assets of $14,382,608.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Fertilizers/Potash ETF

(A)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $443,426 or 3.1% of net assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $0 and represents 0.0% of net assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$14,365,888	$—	$—	$14,365,888
Total Investments in Securities	$14,365,888	$—	$—	$14,365,888

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$335,470,577	$38,223,337	$45,278,300
Cost of Repurchase Agreement	11,182,967	1,623,646	—
Cost of Foreign Currency	—	8,320	66
Investments, at Value	$338,924,998 *	$41,131,281 *	$43,810,203
Repurchase Agreement, at Value	11,182,967	1,623,646	—
Foreign Currency, at Value	—	8,320	72
Cash held for securities on loan	713,710	103,623	—
Receivable for Investment Securities Sold	17,436,441	5,901,519	4,266,644
Dividend and Interest Receivable	543,551	29,492	38,287
Reclaim Receivable	21,391	292	71
Unrealized Appreciation on Spot Contracts	2,127	1,530	1,369
Total Assets	368,825,185	48,799,703	48,116,646
Liabilities:
Obligation to Return Securities Lending Collateral	11,896,677	1,727,269	—
Payable for Investment Securities Purchased	9,693,578	5,819,903	3,850,187
Payable for Capital Shares Redeemed	5,145,356	—	—
Cash Overdraft	2,119,315	24,011	358,051
Payable due to Investment Adviser	192,936	24,048	24,165
Unrealized Depreciation on Spot Contracts	6,713	30	735
Total Liabilities	29,054,575	7,595,261	4,233,138
Net Assets	$339,770,610	$41,204,442	$43,883,508
Net Assets Consist of:
Paid-in Capital	$610,684,394	$106,029,447	$67,808,728
Undistributed (Distributions in Excess of) Net Investment Income	(8,473,877)	(16,232,915)	39,370
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(265,870,191)	(51,500,295)	(22,494,853)
Net Unrealized Appreciation (Depreciation) on Investments	3,454,421	2,907,944	(1,468,097)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(24,137)	261	(1,640)
Net Assets	$339,770,610	$41,204,442	$43,883,508
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,747,318	1,862,054	2,049,374
Net Asset Value, Offering and Redemption Price Per Share	$34.86	$22.13	$21.41
*Includes Market Value of Securities on Loan	$12,021,536	$1,646,749	$—

The accompanying notes are an integral part of the financial statements.

18

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$248,227,095	$163,599,588	$16,867,583
Cost of Repurchase Agreement	30,633,862	10,195,842	—
Cost of Affiliated Investments	167,967,272	—	—
Cost of Foreign Currency	1,912	—	—
Investments, at Value	$167,516,275 *	$188,875,637 *	$14,365,888
Affiliated Investments, at Value	130,689,297 *	—	—
Repurchase Agreement, at Value	30,633,862	10,195,842	—
Foreign Currency, at Value	1,856	—	—
Cash	—	265,451	2,424
Cash held for securities on loan	1,955,088	650,710	—
Receivable for Investment Securities Sold	8,835,260	—	—
Dividend and Interest Receivable	225,976	161,162	5,647
Reclaim Receivable	—	—	16,749
Total Assets	339,857,614	200,148,802	14,390,708
Liabilities:
Obligation to Return Securities Lending Collateral	32,588,950	10,846,552	—
Cash Overdraft	23,868,482	—	—
Payable for Capital Shares Redeemed	8,821,014	—	—
Payable due to Investment Adviser	178,731	110,362	8,100
Payable for Investment Securities Purchased	—	144	—
Total Liabilities	65,457,177	10,957,058	8,100
Net Assets	$274,400,437	$189,191,744	$14,382,608
Net Assets Consist of:
Paid-in Capital	$710,936,267	$221,891,548	$24,106,693
Distributions in Excess of Net Investment Income	(6,319,480)	(1,225,388)	(142,789)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(312,227,499)	(56,749,974)	(7,078,372)
Net Unrealized Appreciation (Depreciation) on Investments	(117,988,795)	25,276,049	(2,501,695)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(56)	(491)	(1,229)
Net Assets	$274,400,437	$189,191,744	$14,382,608
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	20,681,666	6,624,628	1,550,000
Net Asset Value, Offering and Redemption Price Per Share	$13.27	$28.56	$9.28
*Includes Market Value of Securities on Loan	$26,674,856	$10,479,986	$—

The accompanying notes are an integral part of the financial statements.

19

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$1,573,414	$128,571	$356,523
Interest Income	1,891	483	—
Security Lending Income	137,100	144,170	2,067
Less: Foreign Taxes Withheld	(120,473)	(1,699)	(21,925)
Total Investment Income	1,591,932	271,525	336,665
Supervision and Administration Fees(1)	1,106,324	161,404	141,368
Custodian Fees	5,692	4,026	25
Total Expenses	1,112,016	165,430	141,393
Net Expenses	1,112,016	165,430	141,393
Net Investment Income	479,916	106,095	195,272
Net Realized Gain (Loss) on:
Investments (2)	(8,814,526)	(634,886)	581,680
Foreign Currency Transactions	255,024	7,242	4,609
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(8,559,502)	(627,644)	586,289
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(41,028,192)	(9,222,124)	3,183,939
Foreign Currency Translations	(35,605)	257	(846)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(41,063,797)	(9,221,867)	3,183,093
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(49,623,299)	(9,849,511)	3,769,382
Net Increase (Decrease) in Net Assets Resulting from Operations	$(49,143,383)	$(9,743,416)	$3,964,654

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

20

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$653,682	$1,049,638	$120,473
Interest Income	2,065	245	21
Security Lending Income	1,020,747	136,242	—
Less: Foreign Taxes Withheld	(98,052)	(144,117)	(8,870)
Total Investment Income	1,578,442	1,042,008	111,624
Supervision and Administration Fees(1)	772,441	526,589	45,683
Custodian Fees	688	1,059	150
Total Expenses	773,129	527,648	45,833
Net Expenses	773,129	527,648	45,833
Net Investment Income	805,313	514,360	65,791
Net Realized Gain (Loss) on:
Investments (2)	(12,336,303)	(351,743)	(780,947)
Affiliated Investments	(883,657)	—	—
Foreign Currency Transactions	6,469	(8,926)	(1,271)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(13,213,491)	(360,669)	(782,218)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,332,985)	25,946,319	2,075,378
Affiliated Investments	(2,045,308)	—	—
Foreign Currency Translations	(55)	(478)	237
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(4,378,348)	25,945,841	2,075,615
Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	(17,591,839)	25,585,172	1,293,397
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,786,526)	$26,099,532	$1,359,188

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

21

Statements of Changes in Net Assets

	Global X Silver Miners ETF			Global X Gold Explorers ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016		Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income (Loss)	$479,916	$471,099		$106,095	$(118,964)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(8,559,502)	(32,611,236	)(1)	(627,644)	1,204,342 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(41,063,797)	168,065,426		(9,221,867)	24,561,938
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,143,383)	135,925,289		(9,743,416)	25,647,316
Dividends and Distributions from:
Net Investment Income	(9,223,650)	(492,527)		(15,400,105)	(2,809,410)
Total Dividends and Distributions	(9,223,650)	(492,527)		(15,400,105)	(2,809,410)
Capital Share Transactions:
Issued	60,205,252	145,373,948		—	23,235,210
Redeemed	(41,684,901)	(44,945,232)		(5,726,131)	(3,092,103)
Increase (Decrease) in Net Assets from Capital Share Transactions	18,520,351	100,428,716		(5,726,131)	20,143,107
Total Increase (Decrease) in Net Assets	(39,846,682)	235,861,478		(30,869,652)	42,981,013
Net Assets:
Beginning of Period	379,617,292	143,755,814		72,074,094	29,093,081
End of Period	$339,770,610	$379,617,292		$41,204,442	$72,074,094
Undistributed (Distributions in Excess of) Net Investment Income	$(8,473,877)	$269,857		$(16,232,915)	$(938,905)
Share Transactions:
Issued	1,600,000	3,550,000		—	700,000
Redeemed	(1,200,000)	(1,102,682)		(200,000)	(100,325)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	400,000	2,447,318		(200,000)	599,675

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

22

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$195,272	$117,560	$805,313	$840,773
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	586,289	(5,332,136)	(13,213,491)	(39,099,245)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,183,093	10,560,257	(4,378,348)	14,843,464
Net Increase (Decrease) in Net Assets Resulting from Operations	3,964,654	5,345,681	(16,786,526)	(23,415,008)
Dividends and Distributions from:
Net Investment Income	(232,862)	(205,898)	(9,254,190)	(2,421,696)
Total Dividends and Distributions	(232,862)	(205,898)	(9,254,190)	(2,421,696)
Capital Share Transactions:
Issued	22,262,412	4,973,174	206,825,479	4,984,570
Redeemed	(7,614,549)	(3,588,508)	(8,821,015)	(18,767,601)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,647,863	1,384,666	198,004,464	(13,783,031)
Total Increase (Decrease) in Net Assets	18,379,655	6,524,449	171,963,748	(39,619,735)
Net Assets:
Beginning of Period	25,503,853	18,979,404	102,436,689	142,056,424
End of Period	$43,883,508	$25,503,853	$274,400,437	$102,436,689
Undistributed (Distributions in Excess of) Net Investment Income	$39,370	$(76,960)	$(6,319,480)	$2,129,397
Share Transactions:
Issued	950,000	433,333	12,850,000	350,000
Redeemed	(350,000)	(250,626)	(650,000)	(1,375,870)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	600,000	182,707	12,200,000	(1,025,870)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

23

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$514,360	$845,396	$65,791	$189,722
Net Realized Loss on Investments and Foreign Currency Transactions (1)	(360,669)	(2,510,956)	(782,218)	(2,765,323)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	25,945,841	8,280,377	2,075,615	1,328,868
Net Increase (Decrease) in Net Assets Resulting from Operations	26,099,532	6,614,817	1,359,188	(1,246,733)
Dividends and Distributions from:
Net Investment Income	(2,450,314)	(97,361)	(403,740)	(363,096)
Total Dividends and Distributions	(2,450,314)	(97,361)	(403,740)	(363,096)
Capital Share Transactions:
Issued	63,708,720	77,405,685	2,302,488	2,166,918
Redeemed	(10,470,438)	(12,349,856)	—	(915,034)
Increase in Net Assets from Capital Share Transactions	53,238,282	65,055,829	2,302,488	1,251,884
Total Increase (Decrease) in Net Assets	76,887,500	71,573,285	3,257,936	(357,945)
Net Assets:
Beginning of Period	112,304,244	40,730,959	11,124,672	11,482,617
End of Period	$189,191,744	$112,304,244	$14,382,608	$11,124,672
Undistributed (Distributions in Excess of) Net Investment Income	$(1,225,388)	$710,566	$(142,789)	$195,160
Share Transactions:
Issued	2,350,000	3,200,000	250,000	250,000
Redeemed	(400,000)	(500,372)	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	1,950,000	2,699,628	250,000	150,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Silver Miners ETF
2017(Unaudited)	40.61	0.05	(4.73)	(4.68)	(1.07)	—	(1.07)	34.86	(11.24)	339,771	0.65	†	0.28	†	13.31
2016	20.83	0.05	19.80	19.85	(0.07)	—	(0.07)	40.61	95.69	379,617	0.65		0.17		27.45
2015 (1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—	(0.02)	20.83	(20.35)	143,756	0.65		0.22		26.75
2014 (1)	38.64	0.09	(12.35)	(12.26)	(0.22)	—	(0.22)	26.16	(31.85)	170,965	0.65		0.24		24.23
2013 (1)	74.94	0.34	(36.03)	(35.69)	(0.61)	—	(0.61)	38.64	(47.97)	218,240	0.65		0.67		23.79
2012 (1)	70.98	0.40	3.67	4.07	(0.11)	—	(0.11)	74.94	5.76	385,967	0.65		0.62		18.13
Global X Gold Explorers ETF
2017(Unaudited)	34.95	0.05	(4.82)	(4.77)	(8.05)	—	(8.05)	22.13	(10.92)	41,204	0.67	†	0.43	†	65.09
2016	19.89	(0.06)	17.04	16.98	(1.92)	—	(1.92)	34.95	95.95	72,074	0.66		(0.22)		17.06
2015 (2)	19.28	0.14	0.50	0.64	(0.03)	—	(0.03)	19.89	3.36	29,093	0.65		0.70		57.53
2014 (2)	26.96	0.01	(7.69)	(7.68)	—	—	—	19.28	(28.49)	27,714	0.65		0.02		29.94
2013 (3)	69.44	(0.25)	(39.35)	(39.60)	(2.88)	—	(2.88)	26.96	(59.16)	32,020	0.65		(0.65)		31.73
2012 (3)	106.88	(0.49)	(34.92)	(35.41)	(2.03)	—	(2.03)	69.44	(33.42)	41,251	0.65		(0.65)		43.12
Global X Copper Miners ETF
2017(Unaudited)	17.60	0.10	3.83	3.93	(0.12)	—	(0.12)	21.41	22.37	43,884	0.65	†	0.90	†	16.54
2016	14.98	0.07	2.69	2.76	(0.14)	—	(0.14)	17.60	18.88	25,504	0.65		0.57		34.73
2015 (1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—	(0.51)	14.98	(38.64)	18,979	0.65		1.07		29.72
2014 (1)	29.40	0.45	(4.69)	(4.24)	(0.20)	—	(0.20)	24.96	(14.49)	27,053	0.65		1.59		15.77
2013 (1)	38.79	0.52	(8.63)	(8.11)	(1.28)	—	(1.28)	29.40	(21.69)	32,828	0.65		1.63		37.06
2012 (1)	44.76	0.72	(3.97)	(3.25)	(1.70)	(1.02)	(2.72)	38.79	(7.08)	31,041	0.65		1.84		28.90
Global X Uranium ETF
2017(Unaudited)	12.08	0.05	2.08	2.13	(0.94)	—	(0.94)	13.27	18.12	274,400	0.69	†	0.72	†	0.11
2016	14.94	0.09	(2.68)	(2.59)	(0.27)	—	(0.27)	12.08	(17.53)	102,437	0.70		0.71		14.48
2015 (2)	23.26	0.15	(7.50)	(7.35)	(0.97)	—	(0.97)	14.94	(33.01)	142,056	0.69		0.74		22.37
2014 (2)	28.94	0.09	(5.60)	(5.51)	(0.17)	—	(0.17)	23.26	(19.18)	212,357	0.69		0.30		20.90
2013 (2) (4)	42.06	0.18	(12.56)	(12.38)	(0.74)	—	(0.74)	28.94	(29.88)	118,871	0.69		0.51		73.16
2012 (2) (4)	60.54	0.15	(18.63)	(18.48)	—	—	—	42.06	(30.53)	135,668	0.69		0.30		55.90
Global X Lithium & Battery Tech ETF
2017(Unaudited)	24.02	0.10	4.96	5.06	(0.52)	—	(0.52)	28.56	21.46	189,192	0.75	†	0.73	†	7.33
2016	20.62	0.27	3.18	3.45	(0.05)	—	(0.05)	24.02	16.76	112,304	0.76		1.21		44.90
2015 (2)	24.00	0.08	(3.22)	(3.14)	(0.24)	—	(0.24)	20.62	(13.18)	40,731	0.75		0.35		31.14
2014 (2)	25.88	0.20	(2.00)	(1.80)	(0.08)	—	(0.08)	24.00	(6.97)	50,389	0.75		0.75		43.37
2013 (2)	28.82	0.06	(2.31)	(2.25)	(0.69)	—	(0.69)	25.88	(8.00)	51,105	0.75		0.21		38.46
2012 (2)	31.80	0.43	(3.37)	(2.94)	(0.04)	—	(0.04)	28.82	(9.25)	69,871	0.75		1.40		28.78
Global X Fertilizers/Potash ETF
2017(Unaudited)	8.56	0.05	0.96	1.01	(0.29)	—	(0.29)	9.28	11.93	14,383	0.69	†	0.99	†	10.96
2016	9.98	0.18 ‡‡	(1.27)	(1.09)	(0.33)	—	(0.33)	8.56	(11.15)	11,125	0.69		2.00	‡‡	25.38
2015	10.87	0.33	(0.97)	(0.64)	(0.25)	—	(0.25)	9.98	(6.01)	11,483	0.69		2.97		30.64
2014	11.73	0.23	(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69		1.98		18.79
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	(14.33)	22,864	0.69		1.93		14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡‡	See Note 8 in the Notes to Financial Statements.

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 10 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements
(4)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

25

Notes to Financial Statements

April 30, 2017 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2017, the Trust had one hundred two portfolios, fifty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.

Prior to February 28, 2017, the Global X Lithium & Battery Tech ETF was known as the Global X Lithium ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent

26

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2017, there was $247,398 of fair valued securities in the Global X Copper Miners ETF, $4,865,791 of fair valued securities in the Global X Uranium ETF and $0 of fair valued securities in the Global X Fertilizers/Potash ETF. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

27

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2017 there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

28

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS (concluded)

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount(2)
Global X Silver Miners ETF
Barclays	$6,795,947	$6,795,947	$-	$-
Deutsche Bank	4,387,020	4,387,020	-	-
Global X Gold Explorers ETF
Barclays	986,698	986,698	-	-
Deutsche Bank	636,948	636,948	-	-
Global X Uranium ETF
Barclays	18,616,356	18,616,356	-	-
Deutsche Bank	12,017,506	12,017,506		-
Global X Lithium & Battery Tech ETF
Barclays	6,196,066	6,196,066	-	-
Deutsche Bank	3,999,776	3,999,776	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.

(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the period ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

29

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

		Creation	Value as of
	Creation Unit Shares	Fee	April 30, 2017	Redemption Fee
Global X Silver Miners ETF	50,000	$500	$1,743,000	$500
Global X Gold Explorers ETF	50,000	1,000	1,106,500	1,000
Global X Copper Miners ETF	50,000	1,000	1,070,500	1,000
Global X Uranium ETF	50,000	1,000	663,500	1,000
Global X Lithium & Battery Tech ETF	50,000	1,000	1,428,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	464,000	1,000

30

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statement and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution

31

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

agreement. SIDCO receives no fee for its distribution services under the distribution agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the transfer agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As of April 30, 2017, Global X Uranium ETF owns greater than 5% of the outstanding shares of the following common stocks. These investments are noted as “Affiliated investment” in the Schedules of Investments.

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2016	Cost	Sales	(Depreciation)	(Loss)	04/30/2017	Income
Global X Uranium ETF
Berkeley Energia
$4,210,559	$7,985,226	$(707,717)	$(2,837,989)	$162,751	$8,812,830	$—
Centrus Energy
$1,194,857	$2,837,249	$(259,457)	$(187,732)	$38,103	$3,623,020	$—
Energy Fuels
$3,429,134	$7,335,276	$(605,433)	$657,231	$(1,387,749)	$9,428,459	$—
Greenland Minerals & Energy
$2,742,170	$5,405,033	$(381,414)	$(935,704)	$(302,222)	$6,527,863	$—
Laramide Resources
$754,709	$2,527,104	$(196,142)	$804,966	$(97,427)	$3,793,210	$—
Mega Uranium
$1,427,276	$3,728,123	$(262,706)	$(621,248)	$(62,991)	$4,208,454	$—
NexGen Energy
$8,619,583	$25,524,111	$(2,160,344)	$2,143,152	$916,521	$35,043,023	$—

32

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (concluded)

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2016	Cost	Sales	(Depreciation)	(Loss)	04/30/2017	Income
Peninsula Energy
$3,758,629	$6,153,923	$(505,736)	$(4,075,506)	$(459,031)	$4,872,279	$—
Silex Systems
$1,566,493	$3,764,761	$(296,399)	$(279,978)	$(152,543)	$4,602,334	$—
Uex
$1,775,662	$4,002,687	$(345,968)	$(530,445)	$(228,702)	$4,673,234	$—
Uranium Energy
$5,133,246	$12,542,634	$(936,514)	$(221,224)	$(199,230)	$16,318,912	$—
Uranium Participation
$8,217,013	$13,667,141	$(1,291,583)	$(872,815)	$(440,475)	$19,279,281	$—
Ur-Energy
$3,809,307	$7,946,656	$(633,890)	$(1,172,493)	$(443,182)	$9,506,398	$—
Totals:
$46,638,638	$103,419,924	$(8,583,303)	$(8,129,785)	$(2,656,177)	$130,689,297	$—

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$45,647,994	$53,948,466
Global X Gold Explorers ETF	32,974,240	48,265,649
Global X Copper Miners ETF	7,029,231	7,082,857
Global X Uranium ETF	244,064	9,539,631
Global X Lithium & Battery Tech ETF	17,926,914	10,460,314
Global X Fertilizers/Potash ETF	1,437,273	1,557,756

For the period ended April 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$60,189,527	$41,684,302	$12,913,710
Global X Gold Explorers ETF	-	5,725,045	2,195,637
Global X Copper Miners ETF	22,217,897	7,607,083	2,608,593
Global X Uranium ETF	206,567,583	8,835,260	2,407,432
Global X Lithium & Battery Tech ETF	52,148,585	8,490,050	2,620,398
Global X Fertilizers/Potash ETF	2,101,559	-	-

33

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the year ended October 31, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$145,433,344	$44,897,775	$22,538,544
Global X Gold Explorers ETF	23,251,227	3,088,731	1,676,631
Global X Copper Miners ETF	4,830,327	3,582,170	1,112,237
Global X Uranium ETF	4,988,210	18,778,301	(9,356,756)
Global X Lithium & Battery Tech ETF	61,343,177	9,484,973	2,721,848
Global X Fertilizers/Potash ETF	2,044,841	864,976	(66,175)

During the period ended April 30, 2017, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2016 and 2015 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2016	$492,527	$–	$–	$492,527
2015	129,601	–	–	129,601
Global X Gold Explorers ETF
2016	$2,809,410	$–	$–	$2,809,410
2015	40,294	–	–	40,294
Global X Copper Miners ETF
2016	$205,898	$–	$–	$205,898
2015	509,286	–	–	509,286
Global X Uranium ETF
2016	$2,421,696	$–	$–	$2,421,696
2015	9,307,517	–	–	9,307,517
Global X Lithium & Battery Tech ETF
2016	$97,361	$–	$–	$97,361
2015	471,239	–	–	471,239
Global X Fertilizers/Potash ETF
2016	$363,096	$–	$–	$363,096
2015	350,078	–	–	350,078

34

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

As of October 31, 2016, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$9,132,632	$15,400,104	$201,567
Capital Loss Carryforwards	(235,451,271)	(44,339,503)	(18,693,787)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	13,771,888	(10,742,086)	(9,167,784)
Other Temporary Differences	–	1	(8)
Total Accumulated Losses	$(212,546,751)	$(39,681,484)	$(27,657,012)

	Global X Funds
	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$9,058,721	$1,955,639	$362,744
Capital Loss Carryforwards	(268,462,994)	(53,642,151)	(5,803,623)
Unrealized Depreciation on Investments and Foreign Currency	(151,090,845)	(4,662,508)	(5,238,648)
Other Temporary Differences	4	(2)	(6)
Total Accumulated Losses	$(410,495,114)	$(56,349,022)	$(10,673,533)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2016, the Funds that had capital loss carryforwards are listed below:

				Global X
				Lithium &
	Global X Silver	Global X Gold	Global X	Battery Tech
Expiration Date	Miners ETF	Explorers ETF	Uranium ETF	ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308

During the fiscal year ended October 31, 2016, the following fund utilized capital loss carryforwards to offset capital gains.

Global X Funds
Global X Gold Explorers ETF	$278,233

35

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION (concluded)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$25,224,302	$201,793,504	$227,017,806
Global X Gold Explorers ETF	5,877,582	38,330,945	44,208,527
Global X Copper Miners ETF	2,962,226	15,731,561	18,693,787
Global X Uranium ETF	53,896,086	201,861,110	255,757,196
Global X Lithium & Battery Tech ETF	12,232,765	34,080,078	46,312,843
Global X Fertilizers/Potash ETF	836,397	4,967,226	5,803,623

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2017 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$346,653,544	$36,826,149	$(33,371,728)	$3,454,421
Global X Gold Explorers ETF	39,846,983	5,353,591	(2,445,647)	2,907,944
Global X Copper Miners ETF	45,278,300	3,617,720	(5,085,817)	(1,468,097)
Global X Uranium ETF	446,828,229	7,824,525	(125,813,320)	(117,988,795)
Global X Lithium & Battery Tech ETF	173,795,430	28,793,457	(3,517,408)	25,276,049
Global X Fertilizers/Potash ETF	16,867,583	1,096,828	(3,598,523)	(2,501,695)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

36

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

A more complete description of risks is included is each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the

37

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2017, the value of securities on loan was $12,021,536, $1,646,749, $26,674,856, and $10,479,986 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $11,182,967, $1,623,646, $30,633,862, and $10,195,842 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively. The value of the cash collateral held from securities on loan was $713,710, $103,623, $1,955,088, and $650,710 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively.

38

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

At April 30, 2017, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
Credit Suisse	$1,144,235	$1,174,283
Deutsche Bank Securities	5,506,872	5,429,962
Goldman Sachs & Co.	235,600	232,500
Jefferies	193,828	206,800
JPM organ	2,026,768	2,000,100
Merrill Lynch Pierce Fenner & Smith	411,581	401,732
Morgan Stanley	709,536	700,200
RBC Capital Markets	82,992	81,900
UBS Securities	1,710,124	1,669,200
Global X Gold Explorers ETF
Citigroup	751,115	746,732
Credit Suisse	36,883	41,000
Deutsche Bank Securities	17,866	19,220
Merrill Lynch Pierce Fenner & Smith	16,234	17,184
Morgan Stanley	689,554	715,133
UBS Securities	135,097	188,000
Global X Uranium ETF
Barclays Capital	197,555	340,600
BMO Capital Markets	748,155	898,080
Cantor Fitzgerald & Co.	286,688	462,400
Citigroup	110,770	201,400
Credit Suisse	4,943,993	6,124,885
Deutsche Bank Securities	9,063,349	10,663,762
Goldman Sachs & Co.	548,801	626,924
JPM organ	1,120,896	1,304,576
Merrill Lynch Pierce Fenner & Smith	340,793	462,137
Morgan Stanley	8,133,250	9,965,240
SG Americas Securities	10,725	19,500
UBS Securities	1,169,881	1,519,446
Global X Lithium & Battery Tech ETF
BMO Capital Markets	517,809	552,000
Credit Suisse	912,907	995,805
Deutsche Bank Securities	1,355,038	1,541,724
Merrill Lynch Pierce Fenner & Smith	30,206	32,200
M organ Stanley	534,387	553,227
Scotia Capital	332,721	351,750
UBS Securities	44,413	47,346
Wells Fargo Bank	6,752,505	6,772,500

39

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF and Global X Uranium ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

May 16, 2013:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Uranium ETF	1:3

Effective November 18, 2015, the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium & Battery Tech ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

November 18, 2015:

Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium & Battery Tech ETF	1:2

40

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

10. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued.

41

Disclosure of Fund Expenses (unaudited)

ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2016 through April 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

42

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$887.60	0.65%	$3.06
Hypothetical 5% Return	1,000.00	1,021.56	0.65	3.27
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$890.80	0.67%	$3.12
Hypothetical 5% Return	1,000.00	1,021.49	0.67	3.34
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,223.70	0.65%	$3.58
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,181.20	0.69%	$3.73
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$1,214.60	0.75%	$4.12
Hypothetical 5% Return	1,000.00	1,021.07	0.75	3.76
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$1,119.30	0.69%	$3.63
Hypothetical 5% Return	1,000.00	1,021.36	0.69	3.47

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)

43

Advisory Renewal (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a in person quarterly Board meeting held on November 15, 2016, and called for the purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker- dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds

44

Advisory Renewal (unaudited) (continued)

that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under -performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

45

Advisory Renewal (unaudited) (continued)

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of The Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

46

Advisory Renewal (unaudited) (concluded)

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, The Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

47

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

48

600 Lexington Avenue, 20th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-0900

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X FTSE Southeast Asia ETF (ticker: ASEA)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X MSCI Colombia ETF (ticker: GXG)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X MSCI Argentina ETF (ticker: ARGT)

Global X MSCI Greece ETF (ticker: GREK)

Global X MSCI Norway ETF (ticker: NORW)

Global X FTSE Nordic Region ETF (ticker: GXF)

Global X MSCI Nigeria ETF (ticker: NGE)

Global X Next Emerging & Frontier ETF (ticker: EMFM)

Global X MSCI Portugal ETF (ticker: PGAL)

Global X MSCI Pakistan ETF (ticker: PAK)

Semi-Annual Report

April 30, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 55.9%
Consumer Goods — 28.1%
ANTA Sports Products	555,496	$1,560,593
Belle International Holdings, Cl A (A)	2,940,896	2,296,815
BYD, Cl H	377,400	2,224,838
China Resources Beer Holdings	851,788	2,050,192
China Yurun Food Group *	536,088	80,645
Dongfeng Motor Group, Cl H	1,561,146	1,641,928
Great Wall Motor, Cl H (B)	1,694,897	1,839,259
Guangzhou Automobile Group, Cl H	1,096,217	1,705,450
Hengan International Group	367,949	2,753,390
Li Ning *	852,369	561,119
Tingyi Cayman Islands Holding (B)	997,425	1,281,159
Tsingtao Brewery, Cl H	192,417	865,902
Want Want China Holdings	2,678,009	1,928,223
		20,789,513
Consumer Services — 27.8%
Air China, Cl H	930,528	824,339
Alibaba Group Holding ADR *	31,069	3,588,469
China Dongxiang Group	1,721,388	327,565
China Southern Airlines, Cl H	960,391	639,639
Ctrip.com International ADR *	70,737	3,572,926
GOME Electrical Appliances Holding	5,984,605	815,640
Intime Retail Group	826,484	1,046,714
JD.com ADR *	105,082	3,685,226
New Oriental Education & Technology Group ADR *	57,818	3,731,574
Vipshop Holdings ADR *	166,785	2,313,308
		20,545,400
TOTAL CHINA		41,334,913
HONG KONG — 44.1%
Consumer Goods — 28.9%
BAIC Motor, Cl H (C)	453,900	437,118
Biostime International Holdings	98,100	318,484
Brilliance China Automotive Holdings	1,582,900	2,653,923
China Agri-Industries Holdings *	1,099,856	544,444

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
China Foods	415,013	$160,081
China Mengniu Dairy	1,461,652	2,830,259
Geely Automobile Holdings	2,491,500	3,363,624
Li & Fung	3,055,400	1,280,687
Shenzhou International Group Holdings	307,562	2,024,696
Skyworth Digital Holdings	1,006,587	584,988
Techtronic Industries	749,600	3,219,091
Uni-President China Holdings	692,743	486,320
WH Group (C)	3,922,100	3,504,779
		21,408,494
Consumer Services — 15.2%
Chow Tai Fook Jewellery Group	581,179	638,153
Galaxy Entertainment Group	614,000	3,418,326
Melco Crown Entertainment ADR	117,360	2,576,052
MTR	596,200	3,434,212
Sun Art Retail Group	1,130,325	1,165,561
		11,232,304
TOTAL HONG KONG		32,640,798
TOTAL COMMON STOCK
(Cost $75,637,032)		73,975,711

REPURCHASE AGREEMENTS (D) — 2.7%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $1,214,237 (collateralized by U.S Treasury Obligations, ranging in par value $1-$571,255, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $1,238,439)	$1,214,156	1,214,156
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $783,834 (collateralized by U.S. Treasury Obligation, par value $751,300, 3.625%, 02/15/20 with a total market value of $800,040)	783,780	783,780
TOTAL REPURCHASE AGREEMENTS
(Cost $1,997,936)		1,997,936
TOTAL INVESTMENTS — 102.7%
(Cost $77,634,968)		$75,973,647

Percentages are based on Net Assets of $74,006,177.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $2,296,815 and represents 3.1% of Net Assets.

(B)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $2,012,237.

(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $3,941,897 and represents 5.4% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Consumer ETF

(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $1,997,936.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$71,678,896	$2,296,815	$—	$73,975,711
Repurchase Agreements	—	1,997,936	—	1,997,936
Total Investments in Securities	$71,678,896	$4,294,751	$—	$75,973,647

For the period ended April 30, 2017, the transfers between Level 1 and Level 2 in the amount of $2,296,815, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended April 30, 2017, there have been no transfers between Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Energy ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 47.2%
Basic Materials — 7.2%
China Coal Energy, Cl H	31,041	$15,086
China Shenhua Energy, Cl H	33,430	77,971
Yanzhou Coal Mining, Cl H	26,425	22,866
		115,923
Energy — 0.5%
Tianneng Power International	9,715	8,506

Oil & Gas — 28.2%
China Longyuan Power Group, Cl H	46,066	35,479
China Oilfield Services, Cl H	26,886	24,820
China Petroleum & Chemical, Cl H	199,897	161,921
Huaneng Renewables, Cl H	58,040	20,298
JA Solar Holdings ADR *	629	4,410
JinkoSolar Holding ADR *	289	5,011
Kunlun Energy	45,525	41,149
PetroChina, Cl H	225,263	158,719
		451,807
Utilities — 11.3%
CGN Power, Cl H (A)	150,660	45,522
Datang International Power Generation, Cl H	42,012	12,532
ENN Energy Holdings	11,191	60,721
Huadian Fuxin Energy, Cl H	38,460	8,901
Huadian Power International, Cl H	24,101	10,164
Huaneng Power International, Cl H	62,851	43,395
		181,235
TOTAL CHINA		757,471
HONG KONG — 52.7%
Basic Materials — 0.5%
Shougang Fushan Resources Group	43,815	8,056
Consumer Services — 0.3%
NewOcean Energy Holdings	12,600	3,807
Energy — 2.8%
Beijing Enterprises Holdings	7,163	34,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Canvest Environmental Protection Group	15,000	$8,563
		43,560
Oil & Gas — 15.4%
China Gas Holdings	23,717	37,203
CNOOC	135,285	157,766
GCL-Poly Energy Holdings *	181,021	21,878
Shunfeng International Clean Energy *	42,700	2,635
Sinopec Kantons Holdings	12,700	6,483
United Photovoltaics Group *	76,000	11,726
Xinjiang Goldwind Science & Technology, Cl H	7,060	10,294
		247,985
Utilities — 33.7%
Beijing Jingneng Clean Energy, Cl H	30,300	9,194
China Power International Development	48,374	18,037
China Power New Energy Development	5,920	3,616
China Resources Gas Group	11,970	40,400
China Resources Power Holdings	26,401	47,591
China Suntien Green Energy, Cl H	23,100	4,901
CLP Holdings	15,560	164,152
Concord New Energy Group	74,590	3,549
Hong Kong & China Gas	80,876	161,595
Power Assets Holdings	8,840	79,562
Towngas China	14,200	8,490
		541,087
TOTAL HONG KONG		844,495
TOTAL INVESTMENTS — 99.9%
(Cost $2,120,427)		$1,601,966

Percentages are based on Net Assets of $1,603,878.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $45,522 and represents 2.8% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Financials ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 53.6%
Financials — 53.6%
Agile Group Holdings	90,012	$80,550
Agricultural Bank of China, Cl H	1,783,788	823,370
Bank of China, Cl H	2,779,734	1,347,416
Bank of Communications, Cl H	569,371	438,510
China Citic Bank, Cl H	746,822	473,392
China Construction Bank, Cl H	3,486,626	2,833,216
China Galaxy Securities, Cl H	225,000	205,399
China Life Insurance, Cl H	444,540	1,351,759
China Merchants Bank, Cl H	264,934	688,091
China Minsheng Banking, Cl H	364,755	359,242
China Pacific Insurance Group, Cl H	178,712	660,616
Chongqing Rural Commercial Bank, Cl H	160,367	110,313
CITIC Securities, Cl H	143,096	300,265
Country Garden Holdings	483,197	459,741
Guangzhou R&F Properties	60,693	102,227
Industrial & Commercial Bank of China, Cl H	4,327,037	2,826,256
Longfor Properties	86,138	149,294
PICC Property & Casualty, Cl H	295,942	476,396
Ping An Insurance Group of China, Cl H	242,614	1,366,303
Sino-Ocean Group Holding	181,352	88,606
		15,140,962
TOTAL CHINA		15,140,962
HONG KONG — 46.3%
Financials — 46.3%
AIA Group	435,800	3,017,381
BOC Hong Kong Holdings	231,200	951,251
Cheung Kong Property Holdings	168,350	1,207,826
China Everbright	54,441	124,596
China Evergrande Group	228,961	244,636
China Overseas Land & Investment	316,566	919,877
China Resources Land	172,408	478,816
China Taiping Insurance Holdings *	93,130	232,299
CK Hutchison Holdings	107,950	1,348,412
Haitong Securities, Cl H	191,600	316,313
Hong Kong Exchanges & Clearing	52,840	1,301,714
KWG Property Holding	74,785	56,539

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Financials ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Financials — continued
New China Life Insurance, Cl H	60,111	$297,172
People's Insurance Group of China, Cl H	519,300	214,329
Poly Property Group	127,707	52,380
Shenzhen Investment	188,718	85,654
Shimao Property Holdings	69,104	111,063
Sun Hung Kai Properties	87,600	1,314,414
Sunac China Holdings	113,700	148,237
Wharf Holdings	76,000	649,330
		13,072,239
TOTAL HONG KONG		13,072,239
TOTAL COMMON STOCK
(Cost $28,704,235)		28,213,201

RIGHT — 0.0%
Hong Kong — 0.0%
Bank of Communications Ltd.(A) (B)*#	1,298	—

TOTAL RIGHT (Cost $–)**		—
TOTAL INVESTMENTS — 99.9%
(Cost $28,704,235)		$28,213,201

Percentages are based on Net Assets of $28,244,988.

*	Non-income producing security.
**	Amounts designated as “—“ are $0 or have been rounded to $0.
#	Expiration date unavailable.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $– and represented –% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $– and represents –% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$28,213,201	$—	$—	$28,213,201
Right	—	—	—	—
Total Investments in Securities	$28,213,201	$—	$—	$28,213,201

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Industrials ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 56.4%
Consumer Goods — 4.8%
BYD, Cl H	28,844	$170,040
Industrials — 51.6%
Anhui Conch Cement, Cl H	47,717	167,185
China Communications Construction, Cl H	119,393	164,256
China COSCO Holdings, Cl H *	121,332	53,041
China Lesso Group Holdings	45,855	36,554
China National Building Material, Cl H	135,647	90,344
China Railway Construction, Cl H	88,951	124,433
China Railway Group, Cl H	182,748	155,079
China Shanshui Cement Group (A) (B)	195,552	4,744
China Shipping Container Lines, Cl H *	171,382	37,240
China Shipping Development, Cl H	60,784	33,215
CRRC	174,303	170,100
Dongfang Electric, Cl H	15,793	13,930
Guangshen Railway, Cl H	67,148	36,434
Haitian International Holdings	29,806	73,044
Harbin Power Equipment, Cl H	29,211	17,877
Hollysys Automation Technologies	2,298	36,860
Jiangsu Expressway, Cl H	57,599	85,019
Metallurgical Corp of China, Cl H	135,001	49,991
Shanghai Electric Group, Cl H	129,671	61,188
Sinotrans, Cl H	94,500	42,526
Weichai Power, Cl H	45,708	74,166
Yangzijiang Shipbuilding Holdings	100,203	82,445
Zhejiang Expressway, Cl H	67,510	84,023
Zhuzhou CRRC Times Electric, Cl H	25,823	132,974
		1,826,668
TOTAL CHINA		1,996,708
HONG KONG — 43.6%
Industrials — 43.6%
AviChina Industry & Technology, Cl H	97,880	65,316
Beijing Capital International Airport, Cl H	67,441	95,210
Beijing Enterprises Water Group	202,510	155,185
China Everbright International	112,500	152,169
China High Speed Transmission Equipment Group	19,050	18,517
China International Marine Containers Group, Cl H	18,380	31,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Merchants Holdings International	58,241	$166,616
China Resources Cement Holdings	81,721	44,761
China State Construction International Holdings	78,360	142,261
COSCO Pacific	77,700	85,117
Guangdong Investment	113,100	175,084
Noble Group	496,800	50,828
Shanghai Industrial Holdings	21,439	67,811
Shenzhen International Holdings	37,806	63,484
Sunny Optical Technology Group	24,214	199,252
Zoomlion Heavy Industry Science and Technology	65,100	30,886
		1,544,164
TOTAL HONG KONG		1,544,164
TOTAL INVESTMENTS — 100.0%
(Cost $4,304,380)		$3,540,872

Percentages are based on Net Assets of $3,540,702.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $4,744 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $4,744 and represents 0.1% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,536,128	$—	$4,744	$3,540,872
Total Investments in Securities	$3,536,128	$—	$4,744	$3,540,872

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Materials ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 52.8%
Basic Materials — 52.8%
Aluminum Corp of China, Cl H *	309,739	$152,529
Angang Steel, Cl H	203,124	136,590
BBMG, Cl H	267,640	143,498
China BlueChemical	331,009	94,908
China Hongqiao Group (A) (B)	110,642	95,077
China Molybdenum, Cl H	458,754	139,793
Dongyue Group * (A) (B)	104,857	2,393
Fosun International	104,340	158,035
Jiangxi Copper, Cl H	95,491	149,052
Maanshan Iron & Steel, Cl H *	323,925	109,536
Real Gold Mining * (A) (B)	97,864	1
Sinofert Holdings	328,230	43,890
Sinopec Shanghai Petrochemical, Cl H	269,950	150,984
Sinopec Yizheng Chemical Fibre, Cl H *	391,414	68,443
Zhaojin Mining Industry	168,984	146,876
Zijin Mining Group, Cl H	401,359	141,913
		1,733,518
TOTAL CHINA		1,733,518
HONG KONG — 47.2%
Basic Materials — 47.2%
China Lumena New Materials * (A) (B)	1,950	3
China Metal Resources Utilization * (C)	110,900	42,492
China Oriental Group *	163,900	48,258
China Sanjiang Fine Chemicals	91,700	29,830
China Silver Group	172,600	31,735
Citic Pacific	110,540	160,319
E-Commodities Holdings *	561,700	73,665
Fufeng Group	198,354	134,913
IRC *	657,400	25,358
Kingboard Chemical Holdings	42,800	154,360
Kingboard Laminates Holdings	127,500	153,769
Minmetals Resources *	392,200	134,136
Munsun Capital Group *	1,430,700	13,796
Nine Dragons Paper Holdings	140,270	151,496
TCC International Holdings	397,740	182,057
West China Cement	383,660	57,715
Yingde Gases	203,379	155,851
		1,549,753

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X China Materials ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$1,549,753
TOTAL INVESTMENTS — 100.0%
(Cost $3,557,907)	$3,283,271

Percentages are based on Net Assets of $3,284,478.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $97,474 and represented 3.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $97,474 and represents 3.0% of Net Assets.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $42,492 and represents 1.3% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,185,797	$—	$97,474	$3,283,271
Total Investments in Securities	$3,185,797	$—	$97,474	$3,283,271

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2016	$5,448
Transfers into Level 3	95,077
Change in unrealized appreciation (depreciation)	(3,051)
Ending Balance as of April 30, 2017	$97,474

For the period ended April 30, 2017, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of April 30, 2017 is $(3,051).

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X NASDAQ China Technology ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 60.9%
Technology — 60.9%
21Vianet Group ADR *	11,836	$64,033
500.com ADR, Cl A *	5,484	71,347
Autohome ADR *	9,911	342,920
Baidu ADR *	5,584	1,006,404
Baozun ADR *	6,654	101,606
China Communications Services, Cl H	518,153	295,134
Coolpad Group (A) (B)	777,435	68,372
Kingdee International Software Group	402,489	170,258
Kingsoft	220,700	629,959
Lenovo Group	1,589,373	1,017,683
NetEase ADR	3,187	845,798
NQ Mobile ADR, Cl A *	21,285	80,245
O-Net Technologies Group	75,700	51,293
SINA *	13,360	1,026,182
Sohu.com *	6,873	266,672
Tian Ge Interactive Holdings (C)	103,500	75,454
Travelsky Technology, Cl H	204,495	539,006
Weibo ADR *	9,609	536,759
YY ADR *	8,402	411,446
ZTE, Cl H	150,483	290,226
TOTAL CHINA		7,890,797
HONG KONG — 39.0%
Technology — 39.0%
Alibaba Health Information Technology *	725,009	282,451
ASM Pacific Technology	39,033	581,162
BYD Electronic International	154,781	236,424
China Goldjoy Group	1,736,400	136,187
Chinasoft International *	523,356	314,920
Digital China Holdings	136,548	112,363
FIH Mobile	706,909	242,679
HKBN	132,970	143,783
Legend Holdings, Cl H (C)	87,600	261,306
Meitu * (C)	344,100	517,640
Nanfang Communication Holdings *	67,800	14,384
National Agricultural Holdings * (A) (B)	204,200	28,119
PAX Global Technology	132,680	82,226
Semiconductor Manufacturing International *	373,121	473,025
Sinosoft Technology Group	91,100	28,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Tencent Holdings	36,465	$1,141,179
VTech Holdings	29,680	376,078
Yangtze Optical Fibre and Cable Joint Stock, Cl H * (C)	43,000	89,897
TOTAL HONG KONG		5,062,638
TOTAL INVESTMENTS — 99.9%
(Cost $11,161,966)		$12,953,435

Percentages are based on Net Assets of $12,970,379.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $96,491 and represented 0.7% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $96,491 and represents 0.7% of Net Assets.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $944,297 and represents 7.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,856,944	$—	$96,491	$12,953,435
Total Investments in Securities	$12,856,944	$—	$96,491	$12,953,435

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2016	$—
Transfers into Level 3	96,491
Ending Balance as of April 30, 2017	$96,491

For the period ended April 30, 2017, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of April 30, 2017 is $0.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Southeast Asia ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
INDONESIA — 20.6%
Consumer Goods — 6.2%
Astra International	649,581	$436,173
Gudang Garam	14,730	73,379
Hanjaya Mandala Sampoerna	299,700	85,892
Unilever Indonesia	36,976	123,447
		718,891
Financials — 9.8%
Bank Central Asia	395,806	527,088
Bank Mandiri	301,590	264,731
Bank Rakyat Indonesia Persero	347,440	336,258
		1,128,077
Telecommunications — 4.6%
Telekomunikasi Indonesia ADR	16,277	533,072
TOTAL INDONESIA		2,380,040
MALAYSIA — 22.1%
Basic Materials — 1.4%
Petronas Chemicals Group	93,124	156,601
Financials — 9.6%
CIMB Group Holdings	183,675	242,869
Malayan Banking	181,231	399,952
Public Bank	100,359	461,453
		1,104,274
Health Care — 1.1%
IHH Healthcare	90,280	128,526
Industrials — 2.1%
Sime Darby	114,196	245,438
Oil & Gas — 0.9%
Petronas Gas	25,579	108,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 3.8%
Axiata Group	147,188	$174,618
DiGi.Com	120,600	142,798
Maxis	84,806	124,640
		442,056
Utilities — 3.2%
Tenaga Nasional	115,105	369,630
TOTAL MALAYSIA		2,555,417
PHILIPPINES — 5.4%
Consumer Goods — 1.5%
JG Summit Holdings	99,620	167,878
Consumer Services — 1.9%
SM Investments	15,440	224,964
Financials — 2.0%
Ayala Land	75,360	53,241
SM Prime Holdings	299,000	178,329
		231,570
TOTAL PHILIPPINES		624,412
SINGAPORE — 30.0%
Consumer Goods — 1.5%
Wilmar International	68,051	172,842
Consumer Services — 2.2%
Jardine Cycle & Carriage	3,558	120,229
Singapore Airlines	16,443	120,584
		240,813
Financials — 20.7%
CapitaLand	82,118	220,908
DBS Group Holdings	58,263	806,603
Oversea-Chinese Banking	106,866	749,293
United Overseas Bank	39,597	617,597
		2,394,401
Telecommunications — 5.6%
Singapore Telecommunications	242,504	648,898
TOTAL SINGAPORE		3,456,954
THAILAND — 21.6%
Consumer Services — 2.6%
CP ALL NVDR	168,473	297,105
Financials — 6.7%
Bangkok Bank NVDR	15,211	78,935
Kasikornbank NVDR	64,648	345,761
Siam Commercial Bank NVDR	77,841	351,061
		775,757

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 5.0%
Airports of Thailand NVDR	138,500	$161,163
Siam Cement NVDR	27,156	420,804
		581,967
Oil & Gas — 5.6%
PTT NVDR	45,894	516,125
PTT Exploration & Production NVDR	44,910	126,265
		642,390
Telecommunications — 1.7%
Advanced Info Service NVDR	38,401	194,281
TOTAL THAILAND		2,491,500
TOTAL INVESTMENTS — 99.7%
(Cost $12,003,268)		$11,508,323

Percentages are based on Net Assets of $11,539,984.

ADR — American Depositary Receipt

NVDR  — Non-Voting Depositary Receipt

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Andean 40 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.3%
CHILE — 46.4%
Basic Materials — 5.8%
CAP	3,594	$37,569
Empresas CMPC	53,760	125,539
Sociedad Quimica y Minera de Chile ADR	4,410	156,776
		319,884
Consumer Goods — 2.4%
Cia Cervecerias Unidas ADR	3,559	91,715
Vina Concha y Toro	26,920	43,565
		135,280
Consumer Services — 10.6%
Cencosud	54,550	155,525
Latam Airlines Group ADR	16,047	203,316
Ripley	53,880	39,205
SACI Falabella	23,474	187,871
		585,917
Financials — 10.8%
Banco de Chile	8,024	969
Banco de Chile ADR	1,931	141,484
Banco de Credito e Inversiones	2,379	132,146
Banco Santander Chile ADR	7,497	177,154
Itau CorpBanca ADR	5,681	77,943
Parque Arauco	26,934	70,562
		600,258
Oil & Gas — 3.7%
Empresas COPEC	18,180	203,531
Technology — 0.7%
Sonda	22,594	38,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.4%
ENTEL Chile *	6,671	$80,141
Utilities — 14.2%
AES Gener	116,371	44,248
Aguas Andinas, Cl A	147,319	83,367
Colbun	338,695	75,017
Empresa Nacional de Electricidad ADR	5,402	124,138
Enersis ADR	28,348	280,929
Enersis Chile ADR	18,926	103,336
Engie Energia Chile	25,312	46,387
Inversiones Aguas Metropolitanas	21,110	33,399
		790,821
TOTAL CHILE		2,754,389
COLOMBIA — 27.8%
Consumer Goods — 2.4%
Grupo Nutresa	16,348	135,193
Consumer Services — 1.6%
Almacenes Exito	17,711	91,406
Financials — 13.5%
BanColombia ADR	8,965	354,028
Financiera Colombiana	8,558	81,843
Grupo Aval Acciones y Valores ADR	8,623	68,812
Grupo de Inversiones Suramericana	18,524	244,023
		748,706
Industrials — 5.2%
Cementos Argos	30,865	124,382
Grupo Argos	23,408	161,711
		286,093
Oil & Gas — 3.2%
Ecopetrol ADR	19,486	178,102
Utilities — 1.9%
Interconexion Electrica	26,297	103,836
TOTAL COLOMBIA		1,543,336
PERU — 12.6%
Basic Materials — 3.3%
Cia de Minas Buenaventura ADR	15,044	180,678
Financials — 9.3%
Credicorp	1,056	161,304
Credicorp Ltd.	2,318	356,184
		517,488
TOTAL PERU		698,166

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 4.3%
Basic Materials — 4.3%
Southern Copper	6,723	$237,793
TOTAL UNITED STATES		237,793
TOTAL COMMON STOCK
(Cost $6,033,212)		5,233,684

PREFERRED STOCK — 5.2%
CHILE — 0.8%
Consumer Goods — 0.8%
Embotelladora Andina	11,370	47,349
COLOMBIA — 4.4%
Financials — 2.6%
Banco Davivienda	8,518	89,422
Grupo Aval Acciones y Valores	134,171	52,933
		142,355
Industrials — 1.8%
Grupo Argos	15,354	99,312
TOTAL COLOMBIA		241,667
TOTAL PREFERRED STOCK
(Cost $326,216)		289,016
TOTAL INVESTMENTS — 99.5%
(Cost $6,359,428)		$5,522,700

Percentages are based on Net Assets of $5,550,507.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Colombia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 86.4%
CHILE — 4.1%
Oil & Gas — 2.1%
Empresas COPEC	182,200	$2,039,789
Utilities — 2.0%
Enersis	10,151,599	2,010,056
TOTAL CHILE		4,049,845
COLOMBIA — 82.3%
Consumer Goods — 4.4%
Grupo Nutresa	534,178	4,417,505
Consumer Services — 4.2%
Almacenes Exito	806,616	4,162,911
Financials — 41.5%
Banco de Bogota	172,517	3,522,854
Bancolombia	546,500	5,004,287
BanColombia ADR	338,639	13,372,854
Celsia ESP	1,904,635	2,889,583
Financiera Colombiana	375,542	3,591,440
Grupo Aval Acciones y Valores ADR	479,520	3,826,570
Grupo de Inversiones Suramericana	682,550	8,991,444
		41,199,032
Industrials — 13.0%
Cementos Argos	976,911	3,936,836
Cementos Argos GDR	121,200	450,661
Cemex Latam Holdings *	823,436	2,994,881
Grupo Argos	793,705	5,483,207
		12,865,585
Oil & Gas — 8.6%
Canacol Energy *	747,574	2,230,748

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Ecopetrol ADR (A)	691,998	$6,324,862
		8,555,610
Telecommunications — 1.5%
Empresa de Telecomunicaciones de Bogota *	7,036,700	1,525,086
Utilities — 9.1%
Empresa de Energia de Bogota	7,017,026	4,384,245
Interconexion Electrica	1,189,133	4,695,419
		9,079,664
TOTAL COLOMBIA		81,805,393
TOTAL COMMON STOCK
(Cost $88,610,323)		85,855,238

PREFERRED STOCK — 13.1%
COLOMBIA — 13.1%
Consumer Services — 2.1%
Avianca Holdings	2,285,731	2,058,980
Financials — 8.5%
Banco Davivienda	425,790	4,469,949
Grupo Aval Acciones y Valores	1,431,941	564,932
Grupo de Inversiones Suramericana	270,043	3,443,964
		8,478,845
Industrials — 2.5%
Grupo Argos	380,488	2,461,046
TOTAL COLOMBIA		12,998,871
TOTAL PREFERRED STOCK
(Cost $12,178,640)		12,998,871

REPURCHASE AGREEMENTS (B) — 3.3%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $1,976,220 (collateralized by U.S Treasury Obligations, ranging in par value $2-$929,741, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $2,015,610)	$1,976,088	1,976,088
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $1,275,723 (collateralized by U.S. Treasury Obligation, par value $1,222,771, 3.625%, 02/15/20 with a total market value of $1,302,098)	1,275,634	1,275,634
TOTAL REPURCHASE AGREEMENTS
(Cost $3,251,722)		3,251,722
TOTAL INVESTMENTS — 102.8%
(Cost $104,040,685)		$102,105,831

Percentages are based on Net Assets of $99,322,937.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Colombia ETF

(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $3,338,842.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $3,251,722.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,855,238	$—	$—	$85,855,238
Preferred Stock	12,998,871	—	—	12,998,871
Repurchase Agreements	—	3,251,722	—	3,251,722
Total Investments in Securities	$98,854,109	$3,251,722	$—	$102,105,831

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2, and Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Brazil Mid Cap ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 91.2%
BRAZIL — 91.2%
Basic Materials — 5.1%
Cia Siderurgica Nacional ADR *	21,737	$52,386
Fibria Celulose ADR *	8,476	77,810
Gerdau ADR	32,137	98,018
		228,214
Consumer Goods — 10.3%
Cosan Industria e Comercio	5,813	67,002
Hypermarcas	14,260	133,782
JBS	28,880	92,541
M Dias Branco	4,698	71,598
Natura Cosmeticos	7,029	67,021
Sao Martinho	5,322	29,265
		461,209
Consumer Services — 18.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR *	5,405	121,883
Kroton Educacional	56,939	267,358
Localiza Rent a Car	5,622	82,938
Lojas Renner	20,560	189,609
Raia Drogasil	8,129	170,798
		832,586
Financials — 14.7%
BM&F Bovespa	74,267	439,501
BR Malls Participacoes *	22,615	99,968
Grupo BTG Pactual	4,801	27,826
Multiplan Empreendimentos Imobiliarios	2,958	62,816
Porto Seguro	3,506	31,489
		661,600
Industrials — 15.0%
CCR	32,505	179,251
Embraer ADR	6,104	117,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Klabin	35,754	$176,266
Rumo *	29,800	81,515
WEG	21,642	119,617
		673,846
Telecommunications — 2.1%
Tim Participacoes ADR	5,813	93,647
Utilities — 25.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,837	118,100
Cia Energetica de Minas Gerais ADR	29,679	81,024
CPFL Energia ADR	8,248	134,030
EDP - Energias do Brasil	11,354	47,882
Energisa	13,098	92,539
Engie Brasil Energia	7,582	81,490
Equatorial Energia	7,465	134,187
Transmissora Alianca de Energia Eletrica	12,871	94,396
Ultrapar Participacoes ADR	16,070	356,432
		1,140,080
TOTAL BRAZIL		4,091,182
TOTAL COMMON STOCK
(Cost $3,953,801)		4,091,182

PREFERRED STOCK — 8.5%
BRAZIL — 8.5%
Preferred Stock — 6.9%
Braskem	6,300	67,179
Cia de Transmissao de Energia Eletrica Paulista	1,680	32,541
Lojas Americanas	21,223	111,131
Suzano Papel e Celulose*	24,105	100,450
		311,301
Utilities — 1.6%
Centrais Eletricas Brasileiras	9,834	69,018
TOTAL BRAZIL		380,319
TOTAL PREFERRED STOCK
(Cost $343,039)		380,319

CORPORATE OBLIGATION — 0.1%
Hypermarcas
11.300%, 10/15/18(A)(B)
(Cost $8,843)	$14,727	4,680
TOTAL INVESTMENTS — 99.8%
(Cost $4,305,683)		$4,476,181

Percentages are based on Net Assets of $4,486,194.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Brazil Mid Cap ETF

(A)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $4,680 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $4,680 and represents 0.1% of Net Assets.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,091,182	$—	$—	$4,091,182
Preferred Stock	380,319	—	—	380,319
Corporate Obligation	—	—	4,680	4,680
Total Investments in Securities	$4,471,501	$—	$4,680	$4,476,181

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Brazil Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.2%
BRAZIL — 93.2%
Consumer Goods — 47.4%
AMBEV ADR	43,783	$250,876
Arezzo Industria e Comercio	7,782	81,669
BRF ADR	14,643	182,159
Cia Hering	25,753	177,762
Cosan, Cl A	29,164	224,271
Cosan Industria e Comercio	21,117	243,399
Grendene	15,277	116,387
Hypermarcas	30,750	288,485
JBS	80,156	256,846
M Dias Branco	18,504	282,003
Marfrig Alimentos *	44,216	98,141
Minerva	27,565	87,293
Natura Cosmeticos	29,766	283,814
Sao Martinho	26,501	145,727
SLC Agricola	8,306	50,504
		2,769,336
Consumer Services — 45.8%
B2W Cia Digital *	23,984	100,321
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR *	13,796	311,100
CVC Brasil Operadora e Agencia de Viagens	24,320	233,712
Estacio Participacoes	48,140	266,374
Kroton Educacional	52,058	244,439
Localiza Rent a Car	21,951	323,830
Lojas Renner	32,825	302,719
Multiplus	8,202	100,128
Raia Drogasil	11,722	246,291
Smiles	11,161	242,110
Via Varejo	78,634	292,776
		2,663,800
TOTAL BRAZIL		5,433,136
TOTAL COMMON STOCK
(Cost $4,591,150)		5,433,136

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Brazil Consumer ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 6.6%
BRAZIL — 6.6%
Consumer Goods — 2.6%
Alpargatas	35,727	$148,993
Consumer Services — 4.0%
Lojas Americanas	44,782	234,494
TOTAL BRAZIL		383,487
TOTAL PREFERRED STOCK
(Cost $294,315)		383,487

CORPORATE OBLIGATION — 0.1%
Hypermarcas
11.300%, 10/15/18(A) (B)
(Cost $12,590)	$20,968	6,663
TOTAL INVESTMENTS — 99.9%
(Cost $4,898,055)		$5,823,286

Percentages are based on Net Assets of $5,830,678.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $6,663 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $6,663 and represented 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,433,136	$—	$—	$5,433,136
Preferred Stock	383,487	—	—	383,487
Corporate Obligation	—	—	6,663	6,663
Total Investments in Securities	$5,816,623	$—	$6,663	$5,823,286

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Argentina ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA — 87.5%
Basic Materials — 15.8%
Tenaris ADR	730,478	$22,812,828
Consumer Goods — 5.5%
Adecoagro *	397,732	4,410,848
Cresud SACIF y A ADR *	163,672	3,440,385
		7,851,233
Consumer Services — 25.9%
Arcos Dorados Holdings, Cl A *	577,072	4,731,990
Grupo Clarin GDR, Cl B	143,831	4,523,485
MercadoLibre	122,868	28,125,714
		37,381,189
Financials — 15.4%
Banco Macro ADR	74,559	6,391,197
BBVA Banco Frances ADR	188,416	3,448,013
Grupo Financiero Galicia ADR	176,096	6,880,071
Grupo Supervielle ADR *	153,221	2,603,225
IRSA Inversiones y Representaciones ADR *	114,876	2,897,173
		22,219,679
Oil & Gas — 13.3%
Transportadora de Gas del Sur ADR *	373,531	5,558,141
YPF ADR	522,382	13,493,127
		19,051,268
Technoloy — 2.8%
Globant *	106,237	4,025,320
Telecommunications — 4.0%
Telecom Argentina ADR	256,824	5,819,632
Utilities — 4.8%
Empresa Distribuidora Y Comercializadora Norte ADR *	39,282	1,357,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR *	101,133	$5,515,794
		6,873,380
TOTAL ARGENTINA		126,034,529
CANADA — 4.1%
Basic Materials — 2.7%
Pan American Silver	122,579	2,052,098
Silver Standard Resources *	186,789	1,923,491
		3,975,589
Industrials — 1.4%
Finning International	106,222	2,016,765
TOTAL CANADA		5,992,354
CHILE — 4.7%
Consumer Goods — 3.3%
Cia Cervecerias Unidas ADR	92,016	2,371,252
Embotelladora Andina ADR, Cl B	94,999	2,414,875
		4,786,127
Consumer Services — 1.4%
Cencosud	710,850	2,026,675
TOTAL CHILE		6,812,802
MEXICO — 2.1%
Consumer Goods — 2.1%
Arca Continental	406,737	2,966,874
SPAIN — 1.6%
Industrials — 1.6%
Prosegur Cia de Seguridad	346,520	2,260,274
TOTAL INVESTMENTS — 100.0%
(Cost $114,933,787)		$144,066,833

Percentages are based on Net Assets of $144,092,713.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Greece ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
GREECE — 99.8%
Basic Materials — 3.2%
Mytilineos Holdings *	609,926	$4,589,455
Mytilineos Holdings ADR *	626,200	4,711,905
		9,301,360
Consumer Goods — 6.7%
JUMBO	901,297	14,221,397
JUMBO ADR	340,000	5,364,792
		19,586,189
Consumer Services — 14.8%
Aegean Airlines	631,724	5,434,511
FF Group *	308,102	6,555,790
FF Group ADR *	200,300	4,261,983
OPAP	2,088,858	20,699,329
OPAP ADR (A)	1,404,900	6,827,814
		43,779,427
Financials — 31.6%
Alpha Bank AE *	17,638,634	37,454,630
Eurobank Ergasias *	19,548,966	15,710,359
Hellenic Exchanges - Athens Stock Exchange	1,056,051	5,588,910
National Bank of Greece *	65,949,430	20,539,177
Piraeus Bank *	64,212,602	13,635,179
		92,928,255
Industrials — 20.6%
Aegean Marine Petroleum Network (A)	518,839	5,785,055
Capital Product Partners (B)	1,809,597	6,315,494
Dorian LPG *	495,081	4,500,286
Ellaktor *	2,557,737	4,094,296

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
GasLog (A)	674,958	$9,449,412
GasLog Partners (A) (B)	362,004	8,633,795
Metka Industrial - Construction	389,922	2,972,225
Metka Industrial - Construction ADR	130,000	990,938
Titan Cement	266,805	6,969,958
Titan Cement ADR	439,800	5,744,624
Tsakos Energy Navigation	1,092,755	5,015,745
		60,471,828
Oil & Gas — 6.5%
Hellenic Petroleum	1,095,588	6,311,156
Motor Oil Hellas Corinth Refineries	390,908	6,627,796
Motor Oil Hellas Corinth Refineries ADR	768,300	6,513,186
		19,452,138
Real Estate Investment Trusts — 2.2%
Grivalia Properties	711,303	6,614,827
Telecommunications — 10.2%
Hellenic Telecommunications Organization	3,095,882	30,105,221
Utilities — 4.0%
Athens Water Supply & Sewage	800,534	4,628,926
Public Power	1,947,005	7,166,213
		11,795,139
TOTAL GREECE		294,034,384
TOTAL COMMON STOCK
(Cost $279,017,944)		294,034,384

REPURCHASE AGREEMENTS (C) — 2.2%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $4,013,182 (collateralized by U.S Treasury Obligations, ranging in par value $4-$1,888,060, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $4,093,172)	$4,012,914	4,012,914
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $2,590,655 (collateralized by U.S. Treasury Obligation, par value $2,483,126, 3.625%, 02/15/20 with a total market value of $2,644,219)	2,590,476	2,590,476
TOTAL REPURCHASE AGREEMENTS
(Cost $6,603,390)		6,603,390
TOTAL INVESTMENTS — 102.0%
(Cost $285,621,334)		$300,637,774

Percentages are based on Net Assets of $294,658,867.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $6,667,101.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Greece ETF

(B)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $14,949,289 or 5.1% of net assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $6,603,390.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$294,034,384	$—	$—	$294,034,384
Repurchase Agreements	—	6,603,390	—	6,603,390
Total Investments in Securities	$294,034,384	$6,603,390	$—	$300,637,774

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Norway ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.2%
NORWAY — 99.2%
Basic Materials — 11.6%
Borregaard	121,217	$1,365,486
Norsk Hydro	1,212,690	6,936,533
Yara International	141,183	5,260,680
		13,562,699
Consumer Goods — 14.2%
Austevoll Seafood	109,118	878,905
Bakkafrost P	43,445	1,475,806
Kongsberg Automotive Holding *	615,993	452,296
Leroy Seafood Group	33,670	1,696,372
Marine Harvest	304,917	5,082,840
Norway Royal Salmon	12,143	223,965
Orkla	599,824	5,444,034
Salmar	57,063	1,356,883
		16,611,101
Consumer Services — 5.6%
Europris (A)	136,840	638,954
Norwegian Air Shuttle *	32,501	924,589
Schibsted, Cl A	74,800	1,864,215
Schibsted, Cl B	88,216	1,982,324
XXL (A)	110,304	1,191,049
		6,601,131
Financials — 24.0%
Aker, Cl A	30,270	1,151,931
B2Holding *	174,295	295,019
DnB * (B)	953,792	14,930,661
Entra (A)	108,542	1,248,046
Gjensidige Forsikring	212,108	3,265,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Norwegian Property	270,600	$319,041
Protector Forsikring	77,409	646,092
Selvaag Bolig	79,958	331,350
Skandiabanken * (A)	61,805	553,731
Sparebank 1 Nord Norge	129,939	860,799
SpareBank 1 SMN	150,800	1,258,647
Storebrand	491,288	3,246,005
		28,107,188
Industrials — 4.7%
BW LPG (A)	100,150	442,032
Frontline	98,264	656,126
Golden Ocean Group * (B)	108,160	836,467
Hexagon Composites *	133,300	424,805
Hoegh LNG Holdings	60,518	621,676
IDEX * (B)	516,307	515,915
Ocean Yield	77,807	585,834
Stolt-Nielsen	36,740	568,266
Thin Film Electronics *	1,114,969	506,301
Wallenius Wilhelmsen Logistics, Cl B	97,827	496,758
		5,654,180
Oil & Gas — 27.0%
Akastor	267,095	395,973
Aker BP	111,172	1,890,826
Aker Solutions	182,166	1,041,981
BW Offshore *	85,398	220,311
DNO International * (B)	794,084	672,976
Petroleum Geo-Services	378,490	893,372
REC Silicon *	2,697,994	336,993
Scatec Solar (A) (B)	94,310	428,257
Seadrill *	392,038	269,322
Statoil	1,103,476	18,252,793
Subsea 7	282,224	4,678,201
TGS Nopec Geophysical	113,770	2,491,479
		31,572,484
Technology — 2.0%
Atea	97,211	1,180,172
Nordic Semiconductor *	153,544	616,578
Opera Software	136,720	619,242
		2,415,992
Telecommunications — 10.1%
Telenor	728,966	11,811,181
TOTAL COMMON STOCK
(Cost $127,939,857)		$116,335,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (C) — 8.7%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $6,174,023 (collateralized by U.S Treasury Obligations, ranging in par value $6-$2,904,659, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $6,297,084)	$6,173,611	$6,173,611
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $3,985,557 (collateralized by U.S. Treasury Obligation, par value $3,820,131, 3.625%, 02/15/20 with a total market value of $4,067,961)	3,985,281	3,985,281
TOTAL REPURCHASE AGREEMENTS
(Cost $10,158,892)		10,158,892
TOTAL INVESTMENTS — 107.9%
(Cost $138,098,749)		$126,494,848

Percentages are based on Net Assets of $117,226,392.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $4,502,069 and represents 3.8% of Net Assets.
(B)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $10,380,383.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $10,158,892.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$116,335,956	$—	$—	$116,335,956
Repurchase Agreements	—	10,158,892	—	10,158,892
Total Investments in Securities	$116,335,956	$10,158,892	$—	$126,494,848

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 31, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Nordic Region ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
DENMARK — 28.3%
Consumer Goods — 3.8%
Carlsberg, Cl B	5,957	$594,409
Pandora	6,150	664,544
		1,258,953
Financials — 4.5%
Danske Bank	41,123	1,493,236
Health Care — 15.0%
Coloplast, Cl B	5,641	482,762
Novo Nordisk ADR	104,097	4,026,472
Novozymes, Cl B	12,270	529,979
		5,039,213
Industrials — 1.8%
AP Moller - Maersk, Cl B	348	601,757
Oil & Gas — 3.2%
Vestas Wind Systems	12,481	1,074,530
TOTAL DENMARK		9,467,689
FINLAND — 13.3%
Financials — 3.8%
Sampo, Cl A (A)	26,521	1,270,427
Industrials — 2.9%
Kone, Cl B	21,394	979,867
Technology — 5.5%
Nokia ADR	322,261	1,846,555
Utilities — 1.1%
Fortum	24,739	359,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
TOTAL FINLAND		$4,456,760
NORWAY — 8.5%
Basic Materials — 1.1%
Yara International	9,837	366,541
Financials — 2.8%
DnB * (A)	60,566	948,100
Oil & Gas — 2.7%
Statoil ADR	54,698	898,688
Telecommunications — 1.9%
Telenor	39,086	633,297
TOTAL NORWAY		2,846,626
SWEDEN — 49.3%
Consumer Goods — 3.3%
Svenska Cellulosa, Cl B	33,633	1,114,415
Consumer Services — 4.0%
Hennes & Mauritz, Cl B	53,515	1,325,969
Financials — 20.6%
Investor, Cl B	25,491	1,165,617
Nordea Bank	179,125	2,204,976
Skandinaviska Enskilda Banken, Cl A	80,885	931,729
Svenska Handelsbanken, Cl A	82,571	1,172,152
Swedbank, Cl A	59,455	1,409,361
		6,883,835
Industrials — 14.5%
Assa Abloy, Cl B (A)	52,917	1,146,810
Atlas Copco, Cl A	34,903	1,305,492
Sandvik	60,771	975,927
Volvo, Cl B	87,043	1,424,372
		4,852,601
Technology — 5.1%
Ericsson ADR	167,954	1,090,021
Hexagon, Cl B	14,420	628,111
		1,718,132
Telecommunications — 1.8%
Telia	146,221	596,126
TOTAL SWEDEN		16,491,078
TOTAL COMMON STOCK
(Cost $34,587,057)		33,262,153

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X FTSE Nordic Region ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (B) — 5.9%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $1,194,572 (collateralized by U.S Treasury Obligations, ranging in par value $1-$562,004, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $1,218,383)	$1,194,493	$1,194,493
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $771,140 (collateralized by U.S. Treasury Obligation, par value $739,133, 3.625%, 02/15/20 with a total market value of 787,084)	771,087	771,087
TOTAL REPURCHASE AGREEMENTS
(Cost $1,965,580)		1,965,580
TOTAL INVESTMENTS — 105.3%
(Cost $36,552,637)		$35,227,733

Percentages are based on Net Assets of $33,460,199.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $1,949,701.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $1,965,580.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,262,153	$—	$—	$33,262,153
Repurchase Agreements	—	1,965,580	—	1,965,580
Total Investments in Securities	$33,262,153	$1,965,580	$—	$35,227,733

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Nigeria ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.6%
NIGERIA — 98.6%
Consumer Goods — 34.8%
Flour Mills of Nigeria	18,069,367	$1,064,469
Guinness Nigeria	5,404,704	1,061,484
Nestle Nigeria	869,930	2,069,839
Nigerian Breweries	20,359,383	8,196,392
PZ Cussons Nigeria	14,524,717	709,242
Unilever Nigeria	12,549,501	1,306,495
		14,407,921
Financials — 51.8%
Access Bank	78,636,614	1,711,450
Diamond Bank	166,950,895	431,652
Ecobank Transnational	49,352,932	1,245,331
FBN Holdings	139,863,715	1,451,049
Guaranty Trust Bank	74,372,303	6,481,867
Stanbic IBTC Holdings	31,618,812	2,716,393
Transnational Corp of Nigeria *	287,252,448	827,302
UAC of Nigeria	17,676,885	837,128
United Bank for Africa	107,565,062	2,048,858
Zenith Bank	76,317,612	3,721,592
		21,472,622
Industrials — 8.0%
Dangote Cement	3,085,481	1,605,601
Lafarge Africa	10,254,374	1,708,895
		3,314,496
Oil & Gas — 4.0%
Forte Oil *	3,345,951	491,681
Oando *	62,010,077	1,173,026
		1,664,707
TOTAL INVESTMENTS — 98.6%
(Cost $53,005,335)		$40,859,746

Percentages are based on Net Assets of $41,430,188.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Nigeria ETF

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
ARGENTINA — 4.2%
Consumer Services — 2.2%
MercadoLibre	1,409	$322,534
Financials — 0.6%
Banco Macro ADR	1,018	87,263
Oil & Gas — 1.4%
YPF ADR	8,189	211,522
TOTAL ARGENTINA		621,319
AUSTRALIA — 1.9%
Basic Materials — 0.4%
St. Barbara *	30,900	62,393
Oil & Gas — 1.5%
Oil Search	28,947	156,298
Santos	23,850	62,070
		218,368
TOTAL AUSTRALIA		280,761
CANADA — 2.6%
Basic Materials — 2.6%
B2Gold *	34,239	85,892
Barrick Gold	3,690	61,697
Endeavour Mining *	3,611	59,474
First Quantum Minerals	10,406	99,014
Lucara Diamond	6,573	15,143
Turquoise Hill Resources *	25,477	69,315
TOTAL CANADA		390,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 4.3%
Basic Materials — 0.2%
Empresas CMPC	11,200	$26,154
Consumer Goods — 0.3%
Cia Cervecerias Unidas ADR	1,977	50,947
Consumer Services — 1.9%
Cencosud	8,000	22,808
Latam Airlines Group *	9,580	120,969
SACI Falabella	16,660	133,337
		277,114
Financials — 0.4%
Banco de Chile	246,606	29,772
Banco Santander Chile	551,340	32,710
		62,482
Oil & Gas — 0.2%
Empresas COPEC	2,380	26,645
Utilities — 1.3%
AES Gener	27,500	10,456
Empresa Nacional de Electricidad	106,949	81,935
Enersis	491,053	97,230
		189,621
TOTAL CHILE		632,963
COLOMBIA — 0.5%
Consumer Services — 0.1%
Almacenes Exito	1,540	7,948
Financials — 0.1%
Grupo de Inversiones Suramericana	1,261	16,611
Industrials — 0.1%
Cementos Argos	5,046	20,335
Oil & Gas — 0.2%
Ecopetrol	74,748	34,426
TOTAL COLOMBIA		79,320
CZECH REPUBLIC — 1.0%
Financials — 0.2%
Komercni Banka	815	31,581
Utilities — 0.8%
CEZ	6,621	115,574
TOTAL CZECH REPUBLIC		147,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
EGYPT — 0.4%
Financials — 0.3%
Commercial International Bank Egypt SAE	8,575	$35,108
Talaat Moustafa Group	30,000	13,462
		48,570
Telecommunications — 0.1%
Global Telecom Holding SAE *	32,103	12,521
TOTAL EGYPT		61,091
FRANCE — 0.1%
Oil & Gas — 0.1%
Etablissements Maurel et Prom	3,601	13,607

GEORGIA — 0.6%
Basic Materials — 0.6%
Bank of Georgia Holdings	1,974	91,939
GHANA — 0.4%
Oil & Gas — 0.4%
Tullow Oil *	23,040	62,567
HONG KONG — 0.3%
Consumer Services — 0.3%
NagaCorp	82,383	45,653
HUNGARY — 1.3%
Financials — 0.8%
OTP Bank	4,430	124,661
Health Care — 0.3%
Richter Gedeon Nyrt	1,916	46,416
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	386	29,080
TOTAL HUNGARY		200,157
INDONESIA — 10.3%
Consumer Goods — 2.6%
Astra International	288,497	193,717
Gudang Garam	10,254	51,082
Hanjaya Mandala Sampoerna	94,100	26,968
Indofood CBP Sukses Makmur TBK	55,000	36,208
Indofood Sukses Makmur	55,800	35,061
Unilever Indonesia	12,969	43,298
		386,334
Consumer Services — 0.1%
Matahari Department Store	18,500	20,264
Financials — 3.9%
Bank Central Asia	179,458	238,981
Bank CIMB Niaga *	6,233	594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Mandiri	242,218	$212,616
Bank Rakyat Indonesia Persero	132,600	128,332
		580,523
Health Care — 0.2%
Kalbe Farma	289,600	34,437
Industrials — 1.0%
Indocement Tunggal Prakarsa	20,100	25,560
Semen Indonesia Persero	140,805	93,226
United Tractors	16,500	33,300
		152,086
Telecommunications — 2.0%
Telekomunikasi Indonesia Persero	882,905	289,466
Utilities — 0.5%
Perusahaan Gas Negara *	374,439	68,264
TOTAL INDONESIA		1,531,374
ITALY — 0.6%
Oil & Gas — 0.6%
Saipem	190,600	82,108
JAPAN — 0.8%
Basic Materials — 0.4%
Kyoei Steel	3,300	53,347
Industrials — 0.4%
Namura Shipbuilding	9,340	60,245
TOTAL JAPAN		113,592

KAZAKHSTAN — 0.5%
Basic Materials — 0.5%
KAZ Minerals *	10,440	68,006
KUWAIT — 0.8%
Financials — 0.8%
Kuwait Finance House	51,165	83,243
National Bank of Kuwait SAK	18,442	41,218
TOTAL KUWAIT		124,461
MALAYSIA — 9.1%
Basic Materials — 0.4%
HAP Seng Consolidated	10,700	21,864
Petronas Chemicals Group	16,390	27,562
		49,426
Consumer Goods — 0.3%
IOI	21,600	22,839
Kuala Lumpur Kepong	3,730	21,069
		43,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.4%
Genting	11,200	$25,388
Genting Malaysia	24,500	33,129
		58,517
Financials — 2.2%
CIMB Group Holdings	39,700	52,494
Malayan Banking	60,426	133,352
Public Bank	31,930	146,815
		332,661
Health Care — 0.3%
IHH Healthcare	26,272	37,402
Industrials — 1.2%
MISC	16,600	28,030
Sime Darby	61,989	133,231
Westports Holdings	19,300	17,784
		179,045
Oil & Gas — 0.2%
Petronas Dagangan	2,800	15,519
Petronas Gas	3,789	16,130
		31,649
Telecommunications — 2.7%
Axiata Group	82,067	97,361
DiGi.com	121,602	143,984
Maxis	83,996	123,450
Telekom Malaysia	24,185	35,990
		400,785
Utilities — 1.4%
Tenaga Nasional	60,953	195,735
YTL	56,600	19,166
		214,901
TOTAL MALAYSIA		1,348,294
MEXICO — 9.8%
Basic Materials — 3.2%
Fresnillo	10,011	188,058
Grupo Mexico, Cl B	52,788	153,015
Industrias Penoles	1,224	29,681
Mexichem	39,760	108,337
		479,091
Consumer Goods — 1.2%
Arca Continental	5,638	41,125
Coca-Cola Femsa	2,800	20,206
Fomento Economico Mexicano	3,300	29,446
Gruma, Cl B	3,160	41,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Grupo Bimbo, Ser A	10,560	$25,657
Grupo Lala, Cl B	10,581	19,068
		177,305
Consumer Services — 1.5%
Grupo Televisa	12,821	61,714
Wal-Mart de Mexico	69,780	155,902
		217,616
Financials — 0.9%
Grupo Financiero Banorte, Cl O	14,124	80,854
Grupo Financiero Inbursa, Cl O	35,500	59,299
		140,153
Industrials — 1.9%
Alfa, Cl A	65,170	88,632
Cemex, Cl Preference *	69,884	63,816
Grupo Aeroportuario del Pacifico, Cl B	3,000	30,666
Grupo Aeroportuario del Sureste, Cl B	1,570	29,511
Promotora y Operadora de Infraestructura	6,353	67,006
		279,631
Telecommunications — 0.8%
America Movil	162,367	123,800
Utilities — 0.3%
Infraestructura Energetica Nova	9,440	43,659
TOTAL MEXICO		1,461,255
OMAN — 0.4%
Financials — 0.1%
BankMuscat SAOG	8,033	8,388
Telecommunications — 0.3%
Oman Telecommunications SAOG	13,110	44,778
TOTAL OMAN		53,166
PAKISTAN — 0.7%
Financials — 0.2%
United Bank	11,200	26,530
Oil & Gas — 0.4%
Oil & Gas Development	12,300	18,127
Pakistan Petroleum	34,600	52,444
		70,571
Utilities — 0.1%
K-Electric *	170,800	13,125
TOTAL PAKISTAN		110,226

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
PANAMA — 1.6%
Consumer Services — 1.6%
Copa Holdings, Cl A	1,993	$232,025
PERU — 0.8%
Basic Materials — 0.2%
Hochschild Mining	8,400	27,625
Financials — 0.6%
Credicorp Ltd.	639	98,189
TOTAL PERU		125,814
PHILIPPINES — 4.0%
Consumer Goods — 0.6%
JG Summit Holdings	23,149	39,010
Universal Robina	11,737	40,404
		79,414
Consumer Services — 1.3%
Jollibee Foods	5,200	21,855
SM Investments	12,226	178,136
		199,991
Financials — 0.6%
Ayala Land	48,000	33,912
SM Prime Holdings	93,197	55,584
		89,496
Industrials — 0.4%
Aboitiz Equity Ventures	12,600	19,367
Ayala	2,430	42,141
		61,508
Telecommunications — 0.7%
Globe Telecom	400	16,636
PLDT	2,714	96,143
		112,779
Utilities — 0.4%
Aboitiz Power	33,458	28,459
Manila Electric	5,220	29,252
		57,711
TOTAL PHILIPPINES		600,899
POLAND — 5.7%
Basic Materials — 0.9%
KGHM Polska Miedz	4,316	136,890
Consumer Goods — 0.1%
LPP *	9	16,093
Financials — 1.5%
Bank Pekao	1,424	51,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Zachodni	287	$26,340
Powszechna Kasa Oszczednosci Bank Polski	7,051	64,112
Powszechny Zaklad Ubezpieczen	7,090	78,185
		220,204
Oil & Gas — 2.5%
Polski Koncern Naftowy Orlen S.A.	11,436	341,795
Polskie Gornictwo Naftowe i Gazownictwo	18,700	31,896
		373,691
Telecommunications — 0.1%
Orange Polska	12,500	14,912
Utilities — 0.6%
PGE	28,390	84,339
TOTAL POLAND		846,129
QATAR — 1.7%
Financials — 0.7%
Qatar National Bank	2,440	96,359
Industrials — 0.7%
Industries Qatar QSC	3,866	110,736
Telecommunications — 0.3%
Ooredoo QSC	1,510	43,045
TOTAL QATAR		250,140
SOUTH AFRICA — 9.0%
Basic Materials — 2.2%
Anglo American Platinum *	1,955	48,212
AngloGold Ashanti	5,260	59,420
Gold Fields ADR	36,391	118,271
Mondi	1,600	41,421
Sasol	1,823	55,846
		323,170
Consumer Goods — 0.6%
Tiger Brands	2,913	87,920
Consumer Services — 3.0%
Naspers, Cl N	1,659	314,669
Shoprite Holdings	5,074	79,539
Woolworths Holdings	12,618	68,352
		462,560
Financials — 1.3%
FirstRand	26,680	99,374
Standard Bank Group	7,555	83,748
		183,122
Health Care — 1.0%
Aspen Pharmacare Holdings	3,301	68,377

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mediclinic International	7,098	$74,789
		143,166
Telecommunications — 0.9%
MTN Group	4,803	45,397
Vodacom Group	8,210	92,757
		138,154
TOTAL SOUTH AFRICA		1,338,092
SOUTH KOREA — 0.3%
Consumer Goods — 0.3%
Youngone	1,430	42,602
TAIWAN—0.6%
Consumer Goods — 0.6%
Taiwan Paiho	27,400	91,270
THAILAND — 11.3%
Basic Materials — 0.2%
Indorama Ventures NVDR	33,400	35,485
Consumer Goods — 1.7%
Carabao Group NVDR	13,700	26,041
Charoen Pokphand Foods NVDR	116,657	90,216
Thai Beverage	211,907	140,240
		256,497
Consumer Services — 1.1%
CP ALL NVDR	73,622	129,834
Minor International NVDR	24,600	26,492
		156,326
Financials — 0.8%
Kasikornbank NVDR	6,130	32,785
Siam Commercial Bank NVDR	18,400	82,984
		115,769
Health Care — 0.4%
Bangkok Dusit Medical Services NVDR	72,300	42,431
Bumrungrad Hospital NVDR	4,200	21,310
		63,741
Industrials — 2.9%
Airports of Thailand NVDR	134,940	157,020
CH Karnchang NVDR	116,000	91,385
Siam Cement NVDR	12,770	197,881
		446,286
Oil & Gas — 2.8%
PTT NVDR	17,791	200,078
PTT Exploration & Production NVDR	33,060	92,948
PTT Global Chemical NVDR	39,331	85,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Thai Oil NVDR	16,800	$37,884
		416,190
Technology — 0.4%
Intouch Holdings PCL NVDR	37,470	57,954
Telecommunications — 1.0%
Advanced Info Service NVDR	22,754	115,119
True NVDR *	125,520	23,769
		138,888
TOTAL THAILAND		1,687,136
TURKEY — 8.0%
Basic Materials — 2.0%
Eregli Demir ve Celik Fabrikalari	159,573	292,317
Consumer Goods — 0.3%
Ford Otomotiv Sanayi	1,820	20,229
Tofas Turk Otomobil Fabrikasi	3,400	28,300
		48,529
Consumer Services — 1.1%
Arcelik	4,500	30,010
BIM Birlesik Magazalar	7,919	129,356
		159,366
Financials — 1.2%
Akbank	21,050	56,331
Turkiye Garanti Bankasi	21,525	58,086
Turkiye Is Bankasi, Cl C	32,344	63,801
		178,218
Industrials — 0.2%
Enka Insaat ve Sanayi	17,841	27,412
Oil & Gas — 2.4%
KOC Holding	33,736	158,534
Tupras Turkiye Petrol Rafinerileri	8,533	214,901
		373,435
Telecommunications — 0.8%
Turk Telekomunikasyon	11,236	20,172
Turkcell Iletisim Hizmetleri	28,100	98,128
		118,300
TOTAL TURKEY		1,197,577
UKRAINE — 0.7%
Consumer Goods — 0.7%
Kernel Holding	5,651	100,464
UNITED ARAB EMIRATES — 3.0%
Financials — 2.4%
Emaar Properties PJSC	103,071	201,484

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
National Bank of Abu Dhabi PJSC	53,980	$161,661
		363,145
Industrials — 0.6%
DP World *	4,172	85,275
TOTAL UNITED ARAB EMIRATES		448,420
UNITED KINGDOM— 0.5%
Basic Materials — 0.4%
Antofagasta	4,950	53,666
Oil & Gas — 0.1%
Premier Oil *	20,673	16,649
TOTAL UNITED KINGDOM		70,315
UNITED STATES— 1.7%
Basic Materials — 0.3%
Southern Copper	1,137	40,216
Oil & Gas — 1.0%
Kosmos Energy *	8,338	50,111
Occidental Petroleum	912	56,125
Pacific Drilling *	727	1,236
Seadrill Partners (A)	15,136	46,316
		153,788
Telecommunications — 0.4%
VEON ADR	12,665	52,306
TOTAL UNITED STATES		246,310
TOTAL COMMON STOCK
(Cost $15,741,120)		14,796,742
CORPORATE OBLIGATION — 0.0%
Bank Muscat SAOG
0.035%, 03/19/18
(Cost $–)	$22,009	6,060
TOTAL INVESTMENTS — 99.5%
(Cost $15,741,120)		$14,802,802

Percentages are based on Net Assets of $14,875,034.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $46,316 or 0.3% of net assets.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

NVDR  — Non-Voting Depositary Receipt

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Next Emerging & Frontier ETF

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$14,796,742	$—	$—	$14,796,742
Corporate Obligation	—	—	6,060	6,060
Total Investments in Securities	$14,796,742	$—	$6,060	$14,802,802

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Portugal ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 2.0%
Consumer Services — 2.0%
Altice *	25,340	$629,278
PORTUGAL — 97.9%
Basic Materials — 9.8%
Altri	172,231	803,652
Navigator	342,452	1,449,134
Semapa-Sociedade de Investimento e Gestao	54,817	859,575
		3,112,361
Consumer Services — 14.0%
Ibersol SGPS	30,272	477,327
Jeronimo Martins	75,425	1,383,952
NOS SGPS	227,478	1,302,465
Sonae *	1,238,524	1,270,461
		4,434,205
Financials — 9.1%
Banco Comercial Portugues, Cl R *	8,240,464	1,837,755
Banco Espirito Santo *(A) (B)	2,085,614	—
BANIF - Banco Internacional do Funchal *(A) (B) (C)	55,479,410	1,208
Caixa Economica Montepio Geral *	1,046,441	467,202
Sonae Capital *	602,102	557,308
		2,863,473
Industrials — 10.5%
Corticeira Amorim SGPS	71,273	853,736
CTT-Correios de Portugal	194,509	1,109,670
Mota-Engil	308,932	785,181
Teixeira Duarte	1,893,655	569,136
		3,317,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Portugal ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Oil & Gas — 21.8%
Galp Energia	443,987	$6,899,223
Telecommunications — 2.5%
Pharol SGPS	1,695,273	435,670
Sonaecom	126,037	363,568
		799,238
Utilities — 30.2%
EDP Renovaveis	194,535	1,481,806
Energias de Portugal	2,129,429	7,026,058
REN - Redes Energeticas Nacionais *	355,695	1,045,410
		9,553,274
TOTAL PORTUGAL		30,979,497
TOTAL COMMON STOCK
(Cost $35,257,919)		31,608,775

U.S. TREASURY OBLIGATION — 3.2%
United States Treasury Bill
0.680%, 05/25/17(D)
(Cost $999,546)	$1,000,000	999,552
REPURCHASE AGREEMENTS (E) — 0.5%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $100,626 (collateralized by U.S Treasury Obligations, ranging in par value $23-$47,341, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $102,632)	100,619	100,619
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $64,958 (collateralized by U.S. Treasury Obligation, par value $62,262, 3.625%, 02/15/20 with a total market value of $66,301)	64,953	64,953
TOTAL REPURCHASE AGREEMENTS
(Cost $165,572)		165,572
TOTAL INVESTMENTS — 103.6%
(Cost $36,423,037)		$32,773,899

Percentages are based on Net Assets of $31,630,331.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $1,208 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $1,208 and represented 0.0% of Net Assets.
(C)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $288.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $165,572.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$31,607,567	$—	$1,208	$31,608,775
U.S. Treasury Obligation	—	999,552	—	999,552
Repurchase Agreements	—	165,572	—	165,572
Total Investments in Securities	$31,607,567	$1,165,124	$1,208	$32,773,899

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Pakistan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%
PAKISTAN — 100.1%
Basic Materials — 10.2%
Dawood Hercules	65,600	$82,542
Engro	515,090	1,733,620
Fatima Fertilizer	799,700	259,480
Fauji Fertilizer	1,268,500	1,163,089
Fauji Fertilizer Bin Qasim	739,900	354,499
		3,593,230
Consumer Goods — 9.1%
Honda Atlas Cars Pakistan	53,500	471,258
Indus Motor	44,790	874,079
Nishat Mills	449,400	674,776
Pak Elektron	560,500	617,243
PAK Suzuki Motor	66,650	549,800
		3,187,156
Financials — 32.4%
Askari Bank	430,400	82,419
Bank Al Habib	2,017,100	1,031,320
Bank Alfalah *	1,019,100	378,533
Habib Bank	1,346,150	3,541,458
IGI Insurance *	66,000	234,168
MCB Bank	1,258,940	2,612,461
National Bank of Pakistan	1,442,500	877,852
United Bank	1,104,290	2,615,804
		11,374,015
Health Care — 3.5%
Ferozsons Laboratories	37,930	195,644
Searle	175,995	1,043,854
		1,239,498
Industrials — 19.7%
DG Khan Cement	201,260	459,178

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fauji Cement	1,880,300	$786,009
Kohat Cement	77,100	193,429
Lucky Cement *	407,360	3,429,787
Maple Leaf Cement Factory	643,200	755,716
Millat Tractors	25,030	351,232
Packages	89,630	718,999
Pakistan International Bulk Terminal *	928,042	256,827
		6,951,177
Oil & Gas — 17.1%
Attock Petroleum	19,600	122,487
Byco Petroleum Pakistan *	531,300	112,189
National Refinery	64,300	488,835
Oil & Gas Development	1,435,940	2,116,180
Pakistan Oilfields	196,720	855,217
Pakistan Petroleum	448,800	680,258
Pakistan State Oil	349,430	1,451,124
Shell Pakistan	31,300	187,624
		6,013,914
Telecommunications — 0.7%
Pakistan Telecommunication	1,605,680	246,627
Utilities — 7.4%
Hub Power	1,162,842	1,440,079
K-Electric *	4,365,900	335,502
Kot Addu Power	777,600	574,320
SUI Southern Gas *	621,200	259,083
		2,608,984
TOTAL INVESTMENTS — 100.1%
(Cost $33,806,331)		$35,214,601

Percentages are based on Net Assets of $35,175,672.

*	Non-income producing security.

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2017 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$75,637,032	$2,120,427	$28,704,235	$4,304,380
Cost of Repurchase Agreement	1,997,936	—	—	—
Cost of Foreign Currency	28,869	—	—	—
Investments, at Value	$73,975,711 *	$1,601,966	$28,213,201	$3,540,872
Repurchase Agreement, at Value	1,997,936	—	—	—
Foreign Currency, at Value	28,869	—	—	—
Cash	23,622	1,788	7,002	1,981
Cash held for securities on loan	127,510	—	—	—
Receivable for Investment Securities Sold	8,315,547	47,582	3,439,542	426,469
Dividend and Interest Receivable	6,638	—	12,548	—
Total Assets	84,475,833	1,651,336	31,672,293	3,969,322
Liabilities:
Payable for Investment Securities Purchased	4,904,709	46,589	3,412,379	426,716
Payable for Capital Shares Redeemed	3,398,617	—	—	—
Obligation to Return Securities Lending Collateral	2,125,446	—	—	—
Payable due to Investment Adviser	40,867	869	14,926	1,904
Unrealized Depreciation on Spot Contracts	17	—	—	—
Total Liabilities	10,469,656	47,458	3,427,305	428,620
Net Assets	$74,006,177	$1,603,878	$28,244,988	$3,540,702
Net Assets Consist of:
Paid-in Capital	$116,447,704	$3,191,064	$33,492,793	$6,676,906
Undistributed (Distributions in Excess of) Net Investment Income	120,586	3,578	(76,227)	(17,747)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(40,900,774)	(1,072,303)	(4,680,543)	(2,354,950)
Net Unrealized (Depreciation) on Investments	(1,661,321)	(518,461)	(491,034)	(763,508)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(18)	—	(1)	1
Net Assets	$74,006,177	$1,603,878	$28,244,988	$3,540,702
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,450,000	150,000	1,950,000	250,000
Net Asset Value, Offering and Redemption Price Per Share	$13.58	$10.69	$14.48	$14.16
*Includes Market Value of Securities on Loan	$2,012,237	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE Southeast Asia ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$3,557,907	$11,161,966	$12,003,268	$6,359,428
Cost of Foreign Currency	—	—	25,658	518
Investments, at Value	$3,283,271	$12,953,435	$11,508,323	$5,522,700
Cash	30,234	23,734	8,419	12,076
Foreign Currency, at Value	—	—	25,655	516
Receivable for Investment Securities Sold	521,229	—	—	—
Dividend and Interest Receivable	2,831	—	37,622	24,320
Unrealized Appreciation on Spot Contracts	—	—	13	1
Total Assets	3,837,565	12,977,169	11,580,032	5,559,613
Liabilities:
Payable for Investment Securities Purchased	551,293	—	33,855	—
Payable due to Investment Adviser	1,794	6,790	6,106	3,360
Unrealized Depreciation on Spot Contracts	—	—	87	—
Payable for Foreign Capital Gains Tax on Appreciated Securities	—	—	—	5,746
Total Liabilities	553,087	6,790	40,048	9,106
Net Assets	$3,284,478	$12,970,379	$11,539,984	$5,550,507
Net Assets Consist of:
Paid-in Capital	$4,977,673	$14,143,710	$17,564,926	$9,887,640
Undistributed (Distributions in Excess of) Net Investment Income	(2,685)	(260,664)	68,906	42,001
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,415,874)	(2,704,136)	(5,598,802)	(3,536,632)
Net Unrealized Appreciation (Depreciation) on Investments	(274,636)	1,791,469	(494,945)	(836,728)
Net Unrealized (Depreciation) on Foreign Currency Translations	—	—	(101)	(5,774)
Net Assets	$3,284,478	$12,970,379	$11,539,984	$5,550,507
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	199,971	550,000	800,000	650,000
Net Asset Value, Offering and Redemption Price Per Share	$16.42	$23.58	$14.42	$8.54

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Assets:
Cost of Investments	$100,788,963	$4,305,683	$4,898,055	$114,933,787
Cost of Repurchase Agreement	3,251,722	—	—	—
Cost of Foreign Currency	8,049	90,658	6,176	113
Investments, at Value	$98,854,109 *	$4,476,181	$5,823,286	$144,066,833
Repurchase Agreement, at Value	3,251,722	—	—	—
Cash	324,736	—	—	90,709
Foreign Currency, at Value	7,897	87,037	6,176	111
Cash held for securities on loan	207,528	—	—	—
Dividend and Interest Receivable	196,406	15,041	9,491	19,798
Unrealized Appreciation on Spot Contracts	—	27	39	—
Reclaim Receivable	—	—	—	2,594
Total Assets	102,842,398	4,578,286	5,838,992	144,180,045
Liabilities:
Obligation to Return Securities Lending Collateral	3,459,250	—	—	—
Payable due to Investment Adviser	40,476	2,550	3,568	86,301
Cash Overdraft	—	89,542	4,746	—
Payable due to Custodian	19,735	—	—	1,031
Total Liabilities	3,519,461	92,092	8,314	87,332
Net Assets	$99,322,937	$4,486,194	$5,830,678	$144,092,713
Net Assets Consist of:
Paid-in Capital	$184,873,579	$11,970,013	$10,331,629	$119,146,529
Undistributed (Distributions in Excess of) Net Investment Income	374,637	16,089	26,630	(223,060)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(83,988,963)	(7,668,462)	(5,452,854)	(3,963,807)
Net Unrealized Appreciation (Depreciation) on Investments	(1,934,854)	170,498	925,231	29,133,046
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1,462)	(1,944)	42	5
Net Assets	$99,322,937	$4,486,194	$5,830,678	$144,092,713
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,530,000	450,000	400,000	5,024,975
Net Asset Value, Offering and Redemption Price Per Share	$9.43	$9.97	$14.58	$28.68
*Includes Market Value of Securities on Loan	$3,338,842	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$279,017,944	$127,939,857	$34,587,057	$53,005,335
Cost of Repurchase Agreement	6,603,390	10,158,892	1,965,580	—
Cost of Foreign Currency	3,501	1	56,832	480,210
Investments, at Value	$294,034,384 *	$116,335,956 *	$33,262,153 *	$40,859,746
Repurchase Agreement, at Value	6,603,390	10,158,892	1,965,580	—
Cash	772,423	60,493	—	—
Foreign Currency, at Value	3,597	1	57,946	482,096
Cash held for securities on loan	421,435	648,352	125,445	—
Dividend and Interest Receivable	3,540	877,999	138,740	154,458
Reclaim Receivable	—	—	674,020	122
Total Assets	301,838,769	128,081,693	36,223,884	41,496,422
Liabilities:
Obligation to Return Securities Lending Collateral	7,024,825	10,807,244	2,091,025	—
Payable due to Investment Adviser	126,553	48,057	13,130	22,370
Cash Overdraft	—	—	659,530	15,940
Payable due to Custodian	28,524	—	—	27,924
Total Liabilities	7,179,902	10,855,301	2,763,685	66,234
Net Assets	$294,658,867	$117,226,392	$33,460,199	$41,430,188
Net Assets Consist of:
Paid-in Capital	$489,648,153	$154,761,060	$38,187,458	$66,482,351
Undistributed (Distributions in Excess of ) Net Investment Income	(33,767)	1,564,376	459,882	1,010,052
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(209,972,055)	(27,498,979)	(3,766,468)	(13,922,640)
Net Unrealized Appreciation (Depreciation) on Investments	15,016,440	(11,603,901)	(1,324,904)	(12,145,589)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	96	3,836	(95,769)	6,014
Net Assets	$294,658,867	$117,226,392	$33,460,199	$41,430,188
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	34,350,000	10,400,000	1,560,000	2,462,135
Net Asset Value, Offering and Redemption Price Per Share	$8.58	$11.27	$21.45	$16.83
*Includes Market Value of Securities on Loan	$6,667,101	$10,380,383	$1,949,701	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$15,741,120	$36,257,465	$33,806,331
Cost of Repurchase Agreement	—	165,572	—
Cost of Foreign Currency	18,954	—	175,571
Investments, at Value	$14,802,802	$32,608,327 *	$35,214,601
Repurchase Agreement, at Value	—	165,572	—
Cash	31,235	—	—
Foreign Currency, at Value	18,957	—	175,642
Cash held for securities on loan	—	10,568	—
Dividend and Interest Receivable	27,660	1,135	190,854
Reclaim Receivable	3,655	154,698	—
Unrealized Appreciation on Spot Contracts	9	—	—
Receivable for Capital Shares Sold	—	—	1,759,400
Total Assets	14,884,318	32,940,300	37,340,497
Liabilities:
Payable due to Investment Adviser	5,932	13,315	18,350
Unrealized Depreciation on Spot Contracts	2	—	—
Payable for Investment Securities Purchased	—	—	1,694,945
Obligation to Return Securities Lending Collateral	—	176,140	—
Cash Overdraft	—	1,117,468	240,200
Payable due to Custodian	1,337	2,714	9,281
Payable for Foreign Capital Gains Tax on Appreciated Securities	2,013	—	202,049
Due to Broker	—	332	—
Total Liabilities	9,284	1,309,969	2,164,825
Net Assets	$14,875,034	$31,630,331	$35,175,672
Net Assets Consist of:
Paid-in Capital	$37,161,038	$46,896,703	$33,662,368
Undistributed (Distributions in Excess of) Net Investment Income	138,873	(37,817)	348,808
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(21,485,319)	(11,561,125)	(41,946)
Net Unrealized Appreciation (Depreciation) on Investments	(938,318)	(3,649,138)	1,408,270
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1,240)	(18,292)	(201,828)
Net Assets	$14,875,034	$31,630,331	$35,175,672
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	700,000	3,050,000	2,000,000
Net Asset Value, Offering and Redemption Price Per Share	$21.25	$10.37	$17.59
*Includes Market Value of Securities on Loan	$—	$288	$—

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X China Consumer ETF		Global X China Energy ETF	Global X China Financials ETF		Global X China Industrials ETF
Investment Income:
Dividend Income	$390,239		$8,669	$13,168		$3,196
Interest Income	96		5	63		6
Security Lending Income	41,187		—	—		—
Less: Foreign Taxes Withheld	(175)		—	—		(173)
Total Investment Income	431,347		8,674	13,231		3,029
Supervision and Administration Fees(1)	233,813		5,074	89,451		12,127
Custodian Fees	527		20	1		2
Total Expenses	234,340		5,094	89,452		12,129
Net Investment Income (Loss)	197,007		3,580	(76,221)		(9,100)
Net Realized Gain (Loss) on:
Investments	(418,697)	(2)	(59,433)	(635,571)	(2)	(193,565	)(2)
Foreign Currency Transactions	(402)		1	(60)		2
Net Realized Loss on Investments and Foreign Currency Transactions	(419,099)		(59,432)	(635,631)		(193,563)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,439,185		108,689	2,591,104		721,562
Foreign Currency Translations	(23)		(1)	(5)		—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	10,439,162		108,688	2,591,099		721,562
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	10,020,063		49,256	1,955,468		527,999
Net Increase in Net Assets Resulting from Operations	$10,217,070		$52,836	$1,879,247		$518,899

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF		Global X FTSE Southeast Asia ETF		Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$4,300	$31,531		$139,464		$70,587
Interest Income	2	47		31		11
Less: Foreign Taxes Withheld	(315)	—		(10,052)		(9,152)
Total Investment Income	3,987	31,578		129,443		61,446
Supervision and Administration Fees(1)	6,670	41,262		35,724		16,220
Tax Expense	—	—		—		32
Custodian Fees	1	86		37		73
Total Expenses	6,671	41,348		35,761		16,325
Net Investment Income (Loss)	(2,684)	(9,770)		93,682		45,121
Net Realized Gain (Loss) on:
Investments	(273,775)	(630,388	)(2)	(366,780	)(2)	(103,014)
Foreign Currency Transactions	19	(4)		(2,346)		(1,594)
Net Realized Loss on Investments and Foreign Currency Transactions	(273,756)	(630,392)		(369,126)		(104,608)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	542,421	1,313,529		1,079,671		330,766
Foreign Capital Gains Tax on Appreciated Securities	—	—		—		1,116
Foreign Currency Translations	1	—		(63)		(26)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	542,422	1,313,529		1,079,608		331,856
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	268,666	683,137		710,482		227,248
Net Increase in Net Assets Resulting from Operations	$265,982	$673,367		$804,164		$272,369

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Investment Income:
Dividend Income	$1,202,902	$52,088	$96,259	$302,643
Interest Income	295	280	399	190
Security Lending Income	1,248	—	—	—
Less: Foreign Taxes Withheld	(3,088)	(869)	(552)	(31,580)
Total Investment Income	1,201,357	51,499	96,106	271,253
Supervision and Administration Fees(1)	309,316	15,145	21,829	392,670
Tax Expense	—	134	—	—
Custodian Fees	62,385	220	26	2,197
Other Fees	—	—	—	149
Total Expenses	371,701	15,499	21,855	395,016
Waiver of Supervision and Administration Fees	(86,633)	–	–	–
Net Expenses	285,068	15,499	21,855	395,016
Net Investment Income (Loss)	916,289	36,000	74,251	(123,763)
Net Realized Gain (Loss) on:
Investments (2)	(7,054,094)	(317,515)	(501,284)	1,387,551
Foreign Currency Transactions	45,808	3,883	3,072	3,335
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(7,008,286)	(313,632)	(498,212)	1,390,886
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,910,318	272,125	406,306	19,673,888
Foreign Currency Translations	(949)	(2,244)	(302)	(1,721)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	8,909,369	269,881	406,004	19,672,167
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	1,901,083	(43,751)	(92,208)	21,063,053
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,817,372	$(7,751)	$(17,957)	$20,939,290

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X MSCI Greece ETF		Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF		Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$2,063,812		$2,851,519		$818,367		$1,331,412
Interest Income	894		353		43		338
Security Lending Income	34,672		240,871		24,127		—
Less: Foreign Taxes Withheld	(130,681)		(542,490)		(63,547)		(132,649)
Total Investment Income	1,968,697		2,550,253		778,990		1,199,101
Supervision and Administration Fees(1)	730,526		297,114		83,712		108,595
Custodian Fees	92,976		126		7,108		80,448
Total Expenses	823,502		297,240		90,820		189,043
Net Investment Income	1,145,195		2,253,013		688,170		1,010,058
Net Realized Gain (Loss) on:
Investments	(7,033,782	)(2)	(2,768,292	)(2)	(44,222	)(2)	(3,741,428)
Foreign Currency Transactions	(10,757)		(36,312)		(3,540)		124,066
Net Realized Loss on Investments and Foreign Currency Transactions	(7,044,539)		(2,804,604)		(47,762)		(3,617,362)
Net Change in Unrealized Appreciation on:
Investments	51,665,014		5,938,444		3,785,786		3,443,095
Foreign Currency Translations	142		3,275		8,828		6,000
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	51,665,156		5,941,719		3,794,614		3,449,095
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	44,620,617		3,137,115		3,746,852		(168,267)
Net Increase in Net Assets Resulting from Operations	$45,765,812		$5,390,128		$4,435,022		$841,791

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X Next Emerging & Frontier ETF		Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF
Investment Income:
Dividend Income	$204,332		$18,647		$630,688
Interest Income	7,067		143		—
Security Lending Income	—		26,498		—
Less: Foreign Taxes Withheld	(18,594)		(2,797)		(77,255)
Total Investment Income	192,805		42,491		553,433
Supervision and Administration Fees(1)	34,016		61,909		74,397
Custodian Fees	5,009		8,594		25,131
Total Expenses	39,025		70,503		99,528
Net Investment Income (Loss)	153,780		(28,012)		453,905
Net Realized Gain (Loss) on:
Investments	(125,273	) (2)	(4,178,827	)(2)	120,212
Foreign Currency Transactions	(3,470)		(12,439)		(888)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(128,743)		(4,191,266)		119,324
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,004,277		6,084,302		1,201,437
Foreign Capital Gains Tax on Appreciated Securities	(570)		—		(67,025)
Foreign Currency Translations	1,886		647		390
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	1,005,593		6,084,949		1,134,802
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	876,850		1,893,683		1,254,126
Net Increase in Net Assets Resulting from Operations	$1,030,630		$1,865,671		$1,708,031

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X China Consumer ETF				Global X China Energy ETF
	Period Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$197,007		$1,327,430		$3,580	$33,354
Net Realized Loss on Investments and Foreign Currency Transactions	(419,099	)(1)	(13,185,592	)(1)	(59,432)	(254,864)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	10,439,162		2,818,911		108,688	113,320
Net Increase (Decrease) in Net Assets Resulting from Operations	10,217,070		(9,039,251)		52,836	(108,190)
Dividends and Distributions from:
Net Investment Income	(998,941)		(4,048,651)		(32,233)	(49,338)
Total Dividends and Distributions	(998,941)		(4,048,651)		(32,233)	(49,338)
Capital Share Transactions:
Issued	610,841		12,709,523		—	—
Redeemed	(8,845,429)		(20,549,924)		—	—
Decrease in Net Assets from Capital Share Transactions	(8,234,588)		(7,840,401)		—	—
Total Increase (Decrease) in Net Assets	983,541		(20,928,303)		20,603	(157,528)
Net Assets:
Beginning of Period	73,022,636		93,950,939		1,583,275	1,740,803
End of Period	$74,006,177		$73,022,636		$1,603,878	$1,583,275
Undistributed Net Investment Income	$120,586		$922,520		$3,578	$32,231
Share Transactions:
Issued	50,000		1,200,000		—	—
Redeemed	(700,000)		(1,950,000)		—	—
Net Decrease in Shares Outstanding from Share Transactions	(650,000)		(750,000)		—	—

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income (Loss)	$(76,221)	$533,098	$(9,100)	$59,170
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(635,631)	(10,834,154)	(193,563)	(790,050)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,591,099	1,268,196	721,562	(1,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,879,247	(9,032,860)	518,899	(732,230)
Dividends and Distributions from:
Net Investment Income	(528,238)	(2,772,013)	(59,685)	(103,249)
Total Dividends and Distributions	(528,238)	(2,772,013)	(59,685)	(103,249)
Capital Share Transactions:
Issued	—	11,582,475	—	—
Redeemed	(1,394,630)	(28,846,647)	(688,804)	(2,616,503)
Decrease in Net Assets from Capital Share Transactions	(1,394,630)	(17,264,172)	(688,804)	(2,616,503)
Total Decrease in Net Assets	(43,621)	(29,069,045)	(229,590)	(3,451,982)
Net Assets:
Beginning of Period	28,288,609	57,357,654	3,770,292	7,222,274
End of Period	$28,244,988	$28,288,609	$3,540,702	$3,770,292
Undistributed (Distributions in Excess of) Net Investment Income	$(76,227)	$528,232	$(17,747)	$51,038
Share Transactions:
Issued	—	800,000	—	—
Redeemed	(100,000)	(2,600,000)	(50,000)	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(1,800,000)	(50,000)	(200,000)

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net Investment Income (Loss)	$(2,684)	$16,403	$(9,770)		$286,431
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(273,756)	(241,694)	(630,392	)(1)	118,539 (1)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	542,422	309,175	1,313,529		331,619
Net Increase in Net Assets Resulting from Operations	265,982	83,884	673,367		736,589
Dividends and Distributions from:
Net Investment Income	(16,197)	(70,832)	(528,298)		(100,894)
Total Dividends and Distributions	(16,197)	(70,832)	(528,298)		(100,894)
Capital Share Transactions:
Issued	1,693,123	—	—		—
Redeemed	—	—	(1,114,934)		(2,099,886)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,693,123	—	(1,114,934)		(2,099,886)
Total Increase (Decrease) in Net Assets	1,942,908	13,052	(969,865)		(1,464,191)
Net Assets:
Beginning of Period	1,341,570	1,328,518	13,940,244		15,404,435
End of Period	$3,284,478	$1,341,570	$12,970,379		$13,940,244
Undistributed (Distributions in Excess of) Net Investment Income	$(2,685)	$16,196	$(260,664)		$277,404
Share Transactions:
Issued	100,000	—	—		—
Redeemed	—	—	(50,000)		(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	—	(50,000)		(100,000)

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF				Global X FTSE Andean 40 ETF
	Period Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$93,682		$302,964		$45,121	$48,055
Net Realized Loss on Investments and Foreign Currency Transactions	(369,126	)(1)	(1,810,378	)(1)	(104,608)	(721,628)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	1,079,608		2,385,847		331,856	1,255,698
Net Increase in Net Assets Resulting from Operations	804,164		878,433		272,369	582,125
Dividends and Distributions from:
Net Investment Income	(284,922)		(486,151)		(43,706)	(85,704)
Total Dividends and Distributions	(284,922)		(486,151)		(43,706)	(85,704)
Capital Share Transactions:
Issued	—		—		1,254,002	318,633
Redeemed	(1,328,625)		(2,418,748)		—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,328,625)		(2,418,748)		1,254,002	318,633
Total Increase (Decrease) in Net Assets	(809,383)		(2,026,466)		1,482,665	815,054
Net Assets:
Beginning of Period	12,349,367		14,375,833		4,067,842	3,252,788
End of Period	$11,539,984		$12,349,367		$5,550,507	$4,067,842
Undistributed Net Investment Income	$68,906		$260,146		$42,001	$40,586
Share Transactions:
Issued	—		—		150,000	50,000
Redeemed	(100,000)		(200,000)		—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		(200,000)		150,000	50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$916,289	$1,372,278	$36,000	$59,667
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(7,008,286)	(18,116,087)	(313,632)	(325,012)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	8,909,369	23,181,270	269,881	1,793,704
Net Increase (Decrease) in Net Assets Resulting from Operations	2,817,372	6,437,461	(7,751)	1,528,359
Dividends and Distributions from:
Net Investment Income	(1,265,662)	(948,793)	(54,238)	(80,368)
Total Dividends and Distributions	(1,265,662)	(948,793)	(54,238)	(80,368)
Capital Share Transactions:
Issued	14,537,050	22,093,246	—	1,877,362
Redeemed	(5,526,318)	(5,437,401)	(440,172)	(1,426,319)
Increase (Decrease) in Net Assets from Capital Share Transactions	9,010,732	16,655,845	(440,172)	451,043
Total Increase (Decrease) in Net Assets	10,562,442	22,144,513	(502,161)	1,899,034
Net Assets:
Beginning of Period	88,760,495	66,615,982	4,988,355	3,089,321
End of Period	$99,322,937	$88,760,495	$4,486,194	$4,988,355
Undistributed Net Investment Income	$374,637	$724,010	$16,089	$34,327
Share Transactions:
Issued	1,550,000	2,650,000	—	200,000
Redeemed	(650,000)	(600,000)	(50,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	900,000	2,050,000	(50,000)	50,000

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF			Global X MSCI Argentina ETF
	Period Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income (Loss)	$74,251		$35,913	$(123,763)	$374,182
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(498,212	)(1)	(729,179)	1,390,886 (1)	3,129,729 (1)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	406,004		3,024,184	19,672,167	12,204,462
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,957)		2,330,918	20,939,290	15,708,373
Dividends and Distributions from:
Net Investment Income	(78,851)		(41,505)	(308,816)	(213,754)
Total Dividends and Distributions	(78,851)		(41,505)	(308,816)	(213,754)
Capital Share Transactions:
Issued	—		1,921,732	41,104,533	78,356,541
Redeemed	(1,254,291)		—	(8,243,894)	(18,604,618)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,254,291)		1,921,732	32,860,639	59,751,923
Total Increase (Decrease) in Net Assets	(1,351,099)		4,211,145	53,491,113	75,246,542
Net Assets:
Beginning of Period	7,181,777		2,970,632	90,601,600	15,355,058
End of Period	$5,830,678		$7,181,777	$144,092,713	$90,601,600
Undistributed (Distributions in Excess of) Net Investment Income	$26,630		$31,230	$(223,060)	$209,519
Share Transactions:
Issued	—		150,000	1,550,000	3,900,000
Redeemed	(100,000)		—	(350,000)	(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		150,000	1,200,000	3,050,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Greece ETF		Global X MSCI Norway ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$1,145,195	$4,178,333	$2,253,013	$3,062,802
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(7,044,539)	(134,815,500)	(2,804,604)	(13,126,251)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	51,665,156	39,582,204	5,941,719	19,197,278
Net Increase (Decrease) in Net Assets Resulting from Operations	45,765,812	(91,054,963)	5,390,128	9,133,829
Dividends and Distributions from:
Net Investment Income	(5,196,758)	(3,840,043)	(3,382,974)	(2,212,531)
Total Dividends and Distributions	(5,196,758)	(3,840,043)	(3,382,974)	(2,212,531)
Capital Share Transactions:
Issued	20,548,119	71,752,872	11,497,663	54,452,738
Redeemed	(12,019,602)	(46,203,761)	(10,275,530)	(12,400,772)
Increase in Net Assets from Capital Share Transactions	8,528,517	25,549,111	1,222,133	42,051,966
Total Increase (Decrease) in Net Assets	49,097,571	(69,345,895)	3,229,287	48,973,264
Net Assets:
Beginning of Period	245,561,296	314,907,191	113,997,105	65,023,841
End of Period	$294,658,867	$245,561,296	$117,226,392	$113,997,105
Undistributed (Distributions in Excess of) Net Investment Income	$(33,767)	$4,017,796	$1,564,376	$2,694,337
Share Transactions:
Issued	2,550,000	8,850,000	1,000,000	5,450,000
Redeemed	(1,600,000)	(5,700,000)	(900,000)	(1,200,000)
Net Increase in Shares Outstanding from Share Transactions	950,000	3,150,000	100,000	4,250,000

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FTSE Nordic Region ETF				Global X MSCI Nigeria ETF
	Period Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Period Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net Investment Income	$688,170		$1,412,597		$1,010,058		$817,156
Net Realized Loss on Investments and Foreign Currency Transactions	(47,762	)(1)	(480,279	)(1)	(3,617,362)		(4,864,663)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,794,614		(6,052,917)		3,449,095		(7,935,087)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,435,022		(5,120,599)		841,791		(11,982,594)
Dividends and Distributions from:
Net Investment Income	(1,335,962)		(1,490,826)		(706,374)		(850,578)
Total Dividends and Distributions	(1,335,962)		(1,490,826)		(706,374)		(850,578)
Capital Share Transactions:
Issued	—		—		13,292,059		18,433,905
Redeemed	(10,537,508)		(5,085,717)		(5,830)		(2,215,314)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,537,508)		(5,085,717)		13,286,229		16,218,591
Total Increase (Decrease) in Net Assets	(7,438,448)		(11,697,142)		13,421,646		3,385,419
Net Assets:
Beginning of Period	40,898,647		52,595,789		28,008,542		24,623,123
End of Period	$33,460,199		$40,898,647		$41,430,188		$28,008,542
Undistributed Net Investment Income	$459,882		$1,107,674		$1,010,052		$706,368
Share Transactions:
Issued	—		—		837,500	(2)	925,000	(2)
Redeemed	(550,000)		(250,000)		(365	)(2)	(75,000	)(2)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(550,000)		(250,000)		837,135		850,000

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

(2) Adjusted to reflect the effect of a 1 for 4 reverse share split on March 16, 2017. (See Note 9 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Next Emerging & Frontier ETF		Global X MSCI Portugal ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income (Loss)	$153,780	$461,590	$(28,012)	$1,131,946
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(128,743)	(30,843,618)	(4,191,266)	(3,363,618)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	1,005,593	27,364,278	6,084,949	74,482
Net Increase (Decrease) in Net Assets Resulting from Operations	1,030,630	(3,017,750)	1,865,671	(2,157,190)
Dividends and Distributions from:
Net Investment Income	(337,103)	(2,414,376)	(878,665)	(1,260,520)
Total Dividends and Distributions	(337,103)	(2,414,376)	(878,665)	(1,260,520)
Capital Share Transactions:
Issued	—	2,018,082	8,658,456	5,179,446
Redeemed	(930,289)	(88,399,190)	(3,708,696)	(13,516,694)
Increase (Decrease) in Net Assets from Capital Share Transactions	(930,289)	(86,381,108)	4,949,760	(8,337,248)
Total Increase (Decrease) in Net Assets	(236,762)	(91,813,234)	5,936,766	(11,754,958)
Net Assets:
Beginning of Period	15,111,796	106,925,030	25,693,565	37,448,523
End of Period	$14,875,034	$15,111,796	$31,630,331	$25,693,565
Undistributed (Distributions in Excess of) Net Investment Income	$138,873	$322,196	$(37,817)	$868,860
Share Transactions:
Issued	—	100,000	850,000	500,000
Redeemed	(50,000)	(4,900,000)	(400,000)	(1,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	(4,800,000)	450,000	(850,000)

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$453,905	$297,924
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	119,324	(137,610)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	1,134,802	554,585
Net Increase in Net Assets Resulting from Operations	1,708,031	714,899
Dividends and Distributions from:
Net Investment Income	(363,656)	(146,008)
Net Realized Gains	—	(18,840)
Total Dividends and Distributions	(363,656)	(164,848)
Capital Share Transactions:
Issued	23,167,764	4,446,623
Total Increase in Net Assets	24,512,139	4,996,674
Net Assets:
Beginning of Period	10,663,533	5,666,859
End of Period	$35,175,672	$10,663,533
Undistributed Net Investment Income	$348,808	$258,559
Share Transactions:
Issued	1,300,000	300,000
Net Increase in Shares Outstanding from Share Transactions	1,300,000	300,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X China Consumer ETF
2017(Unaudited)	11.97	0.03	1.75	1.78	(0.17)	(0.17)	13.58	15.16	74,006	0.65	†	0.55	†	10.31
2016	13.72	0.20	(1.36)	(1.16)	(0.59)	(0.59)	11.97	(8.57)	73,023	0.65		1.71		38.13
2015	13.82	0.53	(0.37)	0.16	(0.26)	(0.26)	13.72	1.34	93,951	0.65		3.86		24.57
2014	15.87	0.17	(2.07)	(1.90)	(0.15)	(0.15)	13.82	(12.09)	134,014	0.65		1.18		18.89
2013	14.00	0.16	1.88	2.04	(0.17)	(0.17)	15.87	14.66	170,554	0.65		1.11		27.76
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	(0.06)	14.00	(8.06)	126,715	0.65		1.73		17.32
Global X China Energy ETF
2017(Unaudited)	10.56	0.02	0.32	0.34	(0.21)	(0.21)	10.69	3.45	1,604	0.65	†	0.46	†	3.72
2016	11.61	0.22	(0.94)	(0.72)	(0.33)	(0.33)	10.56	(6.11)	1,583	0.65		2.19		22.19
2015	15.03	0.22	(3.31)	(3.09)	(0.33)	(0.33)	11.61	(20.89)	1,741	0.65		1.66		15.62
2014	15.11	0.29	(0.09)	0.20	(0.28)	(0.28)	15.03	1.34	4,509	0.65		1.90		12.65
2013	13.76	0.26	1.34	1.60	(0.25)	(0.25)	15.11	11.72	4,534	0.65		1.82		24.41
2012	13.78	0.25	(0.01)	0.24	(0.26)	(0.26)	13.76	1.87	4,816	0.65		1.85		17.22
Global X China Financials ETF
2017(Unaudited)	13.80	(0.04)	0.98	0.94	(0.26)	(0.26)	14.48	7.04	28,245	0.65	†	(0.55	)†	12.74
2016	14.90	0.25	(0.62)	(0.37)	(0.73)	(0.73)	13.80	(2.56)	28,289	0.65		1.92		18.43
2015	13.50	0.54	1.02	1.56	(0.16)	(0.16)	14.90	11.50	57,358	0.65		3.34		15.88
2014	13.29	0.23	0.05 ^	0.28	(0.07)	(0.07)	13.50	2.08	48,585	0.65		1.76		6.90
2013	12.03	0.27	1.36	1.63	(0.37)	(0.37)	13.29	13.61	42,518	0.65		2.09		33.49
2012	10.92	0.20	0.92	1.12	(0.01)	(0.01)	12.03	10.28	6,013	0.65		1.76		14.02
Global X China Industrials ETF
2017(Unaudited)	12.57	(0.03)	1.82	1.79	(0.20)	(0.20)	14.16	14.52	3,541	0.65	†	(0.49	)†	11.57
2016	14.44	0.18	(1.71)	(1.53)	(0.34)	(0.34)	12.57	(10.60)	3,770	0.65		1.47		14.08
2015	12.93	0.21	1.40	1.61	(0.10)	(0.10)	14.44	12.49	7,222	0.65		1.38		23.87
2014	12.14	0.15	0.83	0.98	(0.19)	(0.19)	12.93	8.13	5,821	0.65		1.24		10.61
2013	11.40	0.15	0.75	0.90	(0.16)	(0.16)	12.14	7.89	4,248	0.65		1.28		19.01
2012	11.39	0.16	(0.13)	0.03	(0.02)	(0.02)	11.40	0.30	4,561	0.65		1.48		23.00
Global X China Materials ETF
2017(Unaudited)	13.42	(0.02)	3.18	3.16	(0.16)	(0.16)	16.42	23.81	3,284	0.65	†	(0.26	)†	25.31
2016	13.29	0.16	0.68	0.84	(0.71)	(0.71)	13.42	6.84	1,342	0.65		1.31		26.33
2015	14.80	0.40	(1.70)	(1.30)	(0.21)	(0.21)	13.29	(8.95)	1,329	0.65		2.39		28.59
2014	15.13	0.19	(0.27)	(0.08)	(0.25)	(0.25)	14.80	(0.57)	2,959	0.65		1.26		13.51
2013(1)	16.28	0.17	(1.05)	(0.88)	(0.27)	(0.27)	15.13	(5.63)	2,269	0.65		1.65		31.07
2012(1)	19.16	0.25	(3.13)	(2.88)	—	—	16.28	(15.03)	2,441	0.65		1.50		50.30
Global X NASDAQ China Technology ETF
2017(Unaudited)	23.23	(0.02)	1.33	1.31	(0.96)	(0.96)	23.58	6.10	12,970	0.65	†	(0.15	)†	28.35
2016	22.01	0.45	0.91	1.36	(0.14)	(0.14)	23.23	6.20	13,940	0.65		2.09		42.02
2015	23.48	0.12	(1.52)	(1.40)	(0.07)	(0.07)	22.01	(5.94)	15,404	0.65		0.52		44.95
2014	20.63	0.06	2.80	2.86	(0.01)	(0.01)	23.48	13.85	22,307	0.65		0.29		64.79
2013	13.77	0.02	6.92	6.94	(0.08)	(0.08)	20.63	50.68	10,317	0.65		0.14		57.24
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	(0.19)	13.77	(9.17)	2,754	0.65		0.35		53.45

(1)	Per share amounts have been adjusted for a 1 for 2 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X FTSE Southeast Asia ETF
2017(Unaudited)	13.72	0.11	0.95	1.06	(0.36)	(0.36)	14.42	8.03	11,540	0.65	†	1.70	†	1.83
2016	13.07	0.31	0.78	1.09	(0.44)	(0.44)	13.72	8.75	12,349	0.65		2.40		12.94
2015	16.76	0.34	(3.61)	(3.27)	(0.42)	(0.42)	13.07	(19.97)	14,376	0.65		2.26		24.06
2014	17.12	0.39	(0.16)	0.23	(0.59)	(0.59)	16.76	1.68	29,336	0.65		2.36		8.36
2013	16.75	0.47	0.28	0.75	(0.38)	(0.38)	17.12	4.50	49,634	0.65		2.73		24.07
2012	15.51	0.51	1.10	1.61	(0.37)	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
Global X FTSE Andean 40 ETF
2017(Unaudited)	8.14	0.08	0.41	0.49	(0.09)	(0.09)	8.54	6.10	5,551	0.72	†	2.00	†	7.17
2016	7.23	0.10	0.98	1.08	(0.17)	(0.17)	8.14	15.64	4,068	0.72		1.34		14.07
2015	10.60	0.17	(3.34)	(3.17)	(0.20)	(0.20)	7.23	(30.33)	3,253	0.72		2.02		21.91
2014	12.21	0.19	(1.63)	(1.44)	(0.17)	(0.17)	10.60	(11.84)	9,010	0.72		1.71		19.94
2013	14.37	0.23	(2.13)	(1.90)	(0.26)	(0.26)	12.21	(13.52)	10,382	0.72		1.71		22.05
2012	13.61	0.23	0.77	1.00	(0.24)	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
Global X MSCI Colombia ETF
2017(Unaudited)	9.22	0.09	0.25	0.34	(0.13)	(0.13)	9.43	3.81	99,323	0.63	@†	2.01	†	21.74
2016	8.79	0.16	0.39	0.55	(0.12)	(0.12)	9.22	6.55	88,760	0.65	@	1.82		37.60
2015	17.42	0.31	(8.53)	(8.22)	(0.41)	(0.41)	8.79	(47.93)	66,616	0.61	@	2.80		66.93
2014	20.55	0.40	(2.78)	(2.38)	(0.75)	(0.75)	17.42	(11.73)	100,688	0.66	@	2.12		47.57
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05		52.06
2012	19.19	0.39	2.52	2.91	(0.21)	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
Global X Brazil Mid Cap ETF
2017(Unaudited)	9.98	0.08	0.03	0.11	(0.12)	(0.12)	9.97	1.25	4,486	0.71	†	1.64	†	17.51
2016	6.87	0.13	3.16	3.29	(0.18)	(0.18)	9.98	49.36	4,988	0.69		1.64		39.09
2015	12.22	0.21	(5.19)	(4.98)	(0.37)	(0.37)	6.87	(41.75)	3,089	0.69		2.26		31.63
2014	14.58	0.39	(2.04)	(1.65)	(0.71)	(0.71)	12.22	(11.59)	7,942	0.69		2.99		17.72
2013	15.55	0.50	(1.02)	(0.52)	(0.45)	(0.45)	14.58	(3.52)	12,390	0.69		3.32		16.38
2012	15.55	0.47	(0.13)	0.34	(0.34)	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
Global X Brazil Consumer ETF
2017(Unaudited)	14.36	0.17	0.23	0.40	(0.18)	(0.18)	14.58	2.99	5,831	0.77	†	2.62	†	7.12
2016	8.49	0.09	5.90	5.99	(0.12)	(0.12)	14.36	71.59	7,182	0.77		0.86		14.64
2015	16.57	0.15	(7.83)	(7.68)	(0.40)	(0.40)	8.49	(47.30)	2,971	0.77		1.26		29.16
2014	17.89	0.33	(1.44)	(1.11)	(0.21)	(0.21)	16.57	(6.20)	9,943	0.78	‡	1.98		18.59
2013	19.43	0.15	(1.45)	(1.30)	(0.24)	(0.24)	17.89	(6.80)	18,787	0.77		0.80		15.01
2012	16.78	0.14	2.73	2.87	(0.22)	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
Global X MSCI Argentina ETF
2017(Unaudited)	23.69	(0.03)	5.10	5.07	(0.08)	(0.08)	28.68	21.51	144,093	0.74	†	(0.23	)†	14.69
2016	19.81	0.15	3.89	4.04	(0.16)	(0.16)	23.69	20.65	90,602	0.74		0.69		20.88
2015	21.18	0.11	(1.39)	(1.28)	(0.09)	(0.09)	19.81	(6.04)	15,355	0.74		0.58		26.88
2014	20.29	0.10	0.91 ^	1.01	(0.12)	(0.12)	21.18	5.03	20,652	0.74		0.49		95.29
2013(1)	16.84	0.10	3.53	3.63	(0.18)	(0.18)	20.29	21.73	6,595	0.74		0.57		26.52
2012(1)	22.04	0.24	(4.85)	(4.61)	(0.59)	(0.59)	16.84	(21.44)	2,946	0.74		1.25		29.51

(1)	Per share amounts have been adjusted for a 1 for 2 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.82%, 0.84%, 0.79%, 0.78%, 0.80%, and 0.83% for the period ended April 30, 2017 and years ended October 31, 2016, 2015, 2014, 2013, and 2012, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.77% for the Global X Brazil Consumer ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MSCI Greece ETF
2017(Unaudited)	7.35	0.03	1.35	1.38	(0.15)	—	(0.15)	8.58	19.05	294,659	0.62	†	0.86	†	4.62
2016	10.41	0.13	(3.07)	(2.94)	(0.12)	—	(0.12)	7.35	(28.33)	245,561	0.62		1.71		76.19
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	—	(0.13)	10.41	(33.66)	314,907	0.62		1.61		29.35
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	—	(0.01)	15.84	(29.83)	140,201	0.62		0.38		64.19
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99
Global X MSCI Norway ETF
2017(Unaudited)	11.07	0.21	0.31	0.52	(0.32)	—	(0.32)	11.27	4.79	117,226	0.50	†	3.79	†	5.00
2016	10.75	0.35	0.34	0.69	(0.37)	—	(0.37)	11.07	6.86	113,997	0.50		3.39		16.62
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	—	(0.83)	10.75	(22.50)	65,024	0.50		2.76		16.05
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	—	(0.39)	14.82	(9.46)	183,038	0.50		3.76		26.50
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
Global X FTSE Nordic Region ETF
2017(Unaudited)	19.38	0.40	2.39	2.79	(0.72)	—	(0.72)	21.45	14.90	33,460	0.54	†	4.11	†	2.07
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	—	(0.63)	19.38	(10.54)	40,899	0.51		3.01		10.90
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	—	(0.85)	22.29	(5.05)	52,596	0.50		2.53		7.76
2014	23.74	0.79	0.46	1.25	(0.63)	—	(0.63)	24.36	5.30	59,927	0.50		3.16		6.05
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
Global X MSCI Nigeria ETF
2017(Unaudited) (2)	17.24	0.50	(0.49)	0.01	(0.42)	—	(0.42)	16.83	0.14	41,430	1.18	@†	6.32	†	11.59
2016(2)	31.76	0.86	(14.16)	(13.30)	(1.22)	—	(1.22)	17.24	(43.30)	28,009	1.02	@	3.80		29.61
2015(2)	52.08	1.37	(20.47)	(19.10)	(1.22)	—	(1.22)	31.76	(37.25)	24,623	0.68	@	3.72		34.00
2014(2)	59.68	1.88	(8.65)	(6.77)	(0.68)	(0.15)	(0.83)	52.08	(11.55)	16,924	0.68	@	3.14		54.75
2013(2) (3)	61.24	1.21	(2.77)	(1.56)	—	—	—	59.68	(2.55)	5,970	0.68@†		3.54	†	5.44
Global X Next Emerging & Frontier ETF
2017(Unaudited)	20.15	0.22	1.36	1.58	(0.48)	—	(0.48)	21.25	8.20	14,875	0.56	†	2.21	†	0.52
2016	19.27	0.20	1.14 ^	1.34	(0.46)	—	(0.46)	20.15	7.33	15,112	0.56		1.13		9.35
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	—	(0.40)	19.27	(23.29)	106,925	0.58		2.22		19.72
2014(4)	25.08	0.51	0.01 ^	0.52	(0.05)	—	(0.05)	25.55	2.07	152,027	0.58	‡†	2.00	†	24.14
Global X MSCI Portugal ETF
2017(Unaudited)	9.88	(0.01)	0.90	0.89	(0.40)	—	(0.40)	10.37	9.50	31,630	0.63	†	(0.25	)†	19.65
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	—	(0.46)	9.88	(4.86)	25,694	0.61		4.26		27.20
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	—	(0.23)	10.85	(12.39)	37,449	0.61		2.68		35.26
2014(5)	15.04	0.38	(2.77)	(2.39)	—	—	—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58
Global X MSCI Pakistan ETF
2017(Unaudited)	15.23	0.36	2.52	2.88	(0.52)	—	(0.52)	17.59	19.02	35,176	0.91	†	4.15	†	6.86
2016	14.17	0.58	0.90	1.48	(0.37)	(0.05)	(0.42)	15.23	10.87	10,664	0.91		4.01		21.22
2015(6)	15.28	0.35	(1.46)	(1.11)	—	—	—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31

(1)	The Fund commenced operations on December 7, 2011.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 10 in the Notes to Financial Statements).
(3)	The Fund commenced operations on April 2, 2013.
(4)	The Fund commenced operations on November 6, 2013.
(5)	The Fund commenced operations on November 12, 2013.
(6)	The Fund commenced operations on April 22, 2015.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10%, 0.92%, , 0.92%, and 0.92% for the years ended October 31, 2016, 2015, 2014 and 2013, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Ratio of Expenses to Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.58% for the Global X Next emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2017 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2017, the Trust had 102 portfolios, fifty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except the Global X Next Emerging & Frontier ETF) had elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were securities valued using Fair Value Procedures of $2,296,815, $4,744, $97,474, $96,491, $4,680, $6,663 and $1,208 in Global X China Consumer ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF and Global X MSCI Portugal ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2017. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount(2)
Global X China Consumer ETF
Barclays Bank	$1,214,156	$1,214,156	$-	$-
Deutsche Bank	783,780	783,780	-	-
Global X MSCI Colombia ETF
Barclays Bank	1,976,088	1,976,088	-	-
Deutsche Bank	1,275,634	1,275,634	-	-
Global X MSCI Greece ETF
Barclays Bank	4,012,914	4,012,914	-	-
Deutsche Bank	2,590,476	2,590,476	-	-
Global X MSCI Norway ETF
Barclays Bank	6,173,611	6,173,611	-	-
Deutsche Bank	3,985,281	3,985,281	-	-
Global X FTSE Nordic Region ETF
Barclays Bank	1,194,493	1,194,493	-	-
Deutsche Bank	771,087	771,087	-	-
Global X MSCI Portugal ETF
Barclays Bank	100,619	100,619	-	-
Deutsche Bank	64,953	64,953	-	-

(1)As of April 30, 2017, the value of the collateral received exceeded the market value of the Funds' holding in the repurchase agreement. Please refer to the Schedule of Investments for the market value of each Fund's collateral.

(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the period ended April 30, 2017, the Global X FTSE Andean 40 ETF and Global X Brazil Mid Cap ETF incurred federal excise taxes in the amount of $32 and $134, respectively. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the period ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction payable to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Creation	Value at	Redemption
	Shares	Fee	April 30, 2017	Fee
Global X China Consumer ETF	50,000	$1,600	$679,000	$1,600
Global X China Energy ETF	50,000	1,600	534,500	1,600
Global X China Financials ETF	50,000	1,600	724,000	1,600
Global X China Industrials ETF	50,000	1,600	708,000	1,600
Global X China Materials ETF	50,000	1,600	821,000	1,600
Global X NASDAQ China Technology ETF	50,000	1,600	1,179,000	1,600
Global X FTSE Southeast Asia ETF	50,000	2,300	721,000	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	427,000	2,300
Global X MSCI Colombia ETF	50,000	2,500	471,500	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	498,500	1,900
Global X Brazil Consumer ETF	50,000	1,500	729,000	1,500
Global X MSCI Argentina ETF	50,000	500	1,434,000	500
Global X MSCI Greece ETF	50,000	1,000	429,000	1,000
Global X MSCI Norway ETF	50,000	2,300	563,500	2,300
Global X FTSE Nordic Region ETF	50,000	1,300	1,072,500	1,300
Global X MSCI Nigeria ETF	50,000	2,300	841,500	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,062,500	9,500
Global X MSCI Portugal ETF	50,000	1,000	518,500	1,000
Global X MSCI Pakistan ETF	50,000	3,800	879,500	3,800

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF may pay up to 0.16%, 0.01%, 0.07%, 0.42%, 0.07%, 0.06% and 0.23%, respectively, in Custody Fees (in addition to the Supervision and Administration Fee).

Supervision
and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE Southeast Asia ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X MSCI Colombia ETF*	0.61%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X MSCI Argentina ETF	0.74%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF**	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%

*Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X MSCI Colombia ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.61% of the Fund’s average daily net assets per year until at least March 1, 2018. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. As of April 30, 2017, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $86,633 expiring 2020, $145,757 expiring 2019, $133,126 expiring in 2018, and $56,689 expiring in 2017. As of April 30, 2017, there had been no recoupment of previously waived and reimbursed fees.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

**Effective March 2, 2016, the Adviser discontinued an expense limitation agreements that had been in place with respect to the Global X MSCI Nigeria ETF. As of April 30, 2017, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF were $15,742 expiring in 2019, $58,656 expiring in 2018, and $23,286 expiring in 2017. As of April 30, 2017, there had been no recoupment of previously waived and reimbursed fees.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as transfer agent and Custodian of certain Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the transfer agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X China Consumer ETF	$7,499,584	$8,305,900
Global X China Energy ETF	58,376	88,367
Global X China Financials ETF	3,544,915	3,991,027
Global X China Industrials ETF	426,716	489,393
Global X China Materials ETF	551,293	539,980
Global X NASDAQ China Technology ETF	3,659,403	4,228,214
Global X FTSE Southeast Asia ETF	205,320	698,171
Global X FTSE Andean 40 ETF	917,646	348,070
Global X MSCI Colombia ETF	24,105,703	20,073,786
Global X Brazil Mid Cap ETF	783,068	1,120,885
Global X Brazil Consumer ETF	415,711	1,439,975
Global X MSCI Argentina ETF	7,839,694	7,716,975
Global X MSCI Greece ETF	12,383,960	16,286,946
Global X MSCI Norway ETF	5,904,696	7,588,348
Global X FTSE Nordic Region ETF	701,116	1,494,227
Global X MSCI Nigeria ETF	17,530,692	3,764,421
Global X Next Emerging & Frontier ETF	73,292	504,183
Global X MSCI Portugal ETF	4,563,357	5,441,496
Global X MSCI Pakistan ETF	24,650,493	1,545,242

During the period ended April 30, 2017, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2017, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$611,203	$8,833,724	$986,951
Global X China Financials ETF	-	1,395,729	100,070
Global X China Industrials ETF	-	689,232	(13,287)
Global X China Materials ETF	1,663,027	-	-
Global X NASDAQ China Technology ETF	-	1,091,535	220,961
Global X FTSE Southeast Asia ETF	-	1,030,597	(95,948)
Global X FTSE Andean 40 ETF	657,637	-	-
Global X MSCI Colombia ETF	4,637,937	1,758,019	170,288
Global X Brazil Mid Cap ETF	-	125,644	10,564
Global X Brazil Consumer ETF	-	225,935	55,048
Global X MSCI Argentina ETF	40,477,138	8,100,208	2,066,336
Global X MSCI Greece ETF	20,575,602	12,020,993	1,968,058
Global X MSCI Norway ETF	11,548,531	10,280,619	1,584,226
Global X FTSE Nordic Region ETF	-	10,525,413	378,537
Global X Next Emerging & Frontier ETF	-	721,337	4,312
Global X MSCI Portugal ETF	8,666,077	3,710,236	(26,216)

For the year ended October 31, 2016, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$8,335,368	$20,544,683	$(565,301)
Global X China Financials ETF	11,578,774	28,868,519	(8,507,920)
Global X China Industrials ETF	-	2,574,819	(228,240)
Global X NASDAQ China Technology ETF	-	2,061,309	293,542
Global X FTSE Southeast Asia ETF	-	1,770,489	(504,981)
Global X FTSE Andean 40 ETF	165,267	-	-
Global X MSCI Colombia ETF	6,492,950	1,635,821	422,324
Global X Brazil Mid Cap ETF	715,684	537,121	81,886
Global X Brazil Consumer ETF	350,985	-	-
Global X MSCI Argentina ETF	76,581,806	18,250,743	5,345,023
Global X MSCI Greece ETF	71,815,387	46,240,196	(977,470)
Global X MSCI Norway ETF	54,480,759	12,411,440	264,023
Global X FTSE Nordic Region ETF	-	5,083,458	793,419
Global X Next Emerging & Frontier ETF	1,568,756	65,046,354	(19,651,937)
Global X FTSE Portugal 20 ETF	5,189,524	13,500,567	(549,784)

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended October 31, 2016 and 2015 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X China Consumer ETF
2016	$4,048,651	$–	$–	$4,048,651
2015	2,353,761	–	–	2,353,761
Global X China Energy ETF
2016	$49,338	$–	$–	$49,338
2015	81,629	–	–	81,629
Global X China Financials ETF
2016	$2,772,013	$–	$–	$2,772,013
2015	617,666	–	–	617,666
Global X China Industrials ETF
2016	$103,249	$–	$–	$103,249
2015	44,362	–	–	44,362
Global X China Materials ETF
2016	$70,832	$–	$–	$70,832
2015	30,768	–	–	30,768
Global X NASDAQ China Technology ETF
2016	$100,894	$–	$–	$100,894
2015	64,823	–	–	64,823
Global X FTSE Southeast Asia ETF
2016	$486,151	$–	$–	$486,151
2015	689,799	–	–	689,799
Global X FTSE Andean 40 ETF
2016	$85,704	$–	$–	$85,704
2015	168,007	–	–	168,007
Global X MSCI Colombia ETF
2016	$948,793	$–	$–	$948,793
2015	2,318,237	–	–	2,318,237
Global X Brazil Mid Cap ETF
2016	$80,368	$–	$–	$80,368
2015	242,176	–	–	242,176
Global X Brazil Consumer ETF
2016	$41,505	$–	$–	$41,505
2015	240,598	–	–	240,598
Global X MSCI Argentina ETF
2016	$213,754	$–	$–	$213,754
2015	90,100	–	–	90,100
Global X MSCI Greece ETF
2016	$3,840,043	$–	$–	$3,840,043
2015	956,353	–	–	956,353
Global X MSCI Norway ETF
2016	$2,212,531	$–	$–	$2,212,531
2015	4,921,308	–	–	4,921,308
Global X FTSE Nordic Region ETF
2016	$1,490,826	$–	$–	$1,490,826
2015	2,045,741	–	–	2,045,741

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Nigeria ETF
2016	$850,578	$–	$–	$850,578
2015	505,208	–	–	505,208
Global X Next Emerging & Frontier ETF
2016	$2,414,376	$–	$–	$2,414,376
2015	2,316,518	–	–	2,316,518
Global X MSCI Portugal ETF
2016	$1,260,520	$–	$–	$1,260,520
2015	575,663	–	–	575,663
Global X MSCI Pakistan ETF
2016	$164,848	$–	$–	$164,848
2015	–	–	–	–

As of October 31, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$943,798	$32,232	$528,235
Capital Loss Carryforwards	(39,596,948)	(1,008,864)	(3,406,332)
Unrealized Depreciation on Investments and Foreign Currency	(13,006,502)	(631,155)	(3,720,715)
Other Temporary Differences	(4)	(2)	(2)
Total Accumulated Losses	$(51,659,656)	$(1,607,789)	$(6,598,814)

	Global X Funds
	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$51,042	$16,196	$512,966
Capital Loss Carryforwards	(2,139,294)	(1,109,924)	(1,831,567)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,507,164)	(849,252)	201
Other Temporary Differences	(2)	–	–
Total Accumulated Losses	$(3,595,418)	$(1,942,980)	$(1,318,400)

	Global X Funds
	Global X FTSE Southeast Asia ETF	Global X FTSE Andean 40 ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$260,145	$40,619	$1,040,833
Capital Loss Carryforwards	(5,106,632)	(3,031,751)	(63,528,411)
Unrealized Depreciation on Investments and Foreign Currency	(1,697,695)	(1,574,667)	(24,614,771)
Other Temporary Differences	(2)	3	(3)
Total Accumulated Losses	$(6,544,184)	$(4,565,796)	$(87,102,352)

	Global X Funds
	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Undistributed Ordinary Income	$38,894	$31,229	$209,518
Capital Loss Carryforwards	(7,281,355)	(4,510,237)	(2,740,135)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(179,369)	74,864	6,846,329
Other Temporary Differences	–	1	(2)
Total Distributable Earnings (Accumulated Losses)	$(7,421,830)	$(4,404,143)	$4,315,710

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$4,017,794	$2,752,961	$1,335,960
Capital Loss Carryforwards	(115,436,458)	(17,425,477)	(3,148,918)
Unrealized Depreciation on Investments and Foreign Currency	(124,139,672)	(24,869,300)	(6,013,359)
Other Temporary Differences	(4)	(6)	(2)
Total Accumulated Losses	$(235,558,340)	$(39,541,822)	$(7,826,319)

	Global X Funds
	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF
Undistributed Ordinary Income	$706,367	$322,606	$878,662
Capital Loss Carryforwards	(6,839,590)	(21,101,218)	(5,612,626)
Unrealized Depreciation on Investments and Foreign Currency	(19,054,357)	(2,200,917)	(11,519,414)
Other Temporary Differences	–	(2)	–
Total Accumulated Losses	$(25,187,580)	$(22,979,531)	$(16,253,378)

Global X Funds
Global X MSCI Pakistan ETF
Undistributed Ordinary Income	$292,242
Capital Loss Carryforwards	(96,696)
Unrealized Depreciation on Investments and Foreign Currency	(26,618)
Other Temporary Differences	1
Total Distributable Earnings	$168,929

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2016, the Funds that had capital loss carryforwards are listed below:

			Global X	Global X	Global X
		Global X	China	China	China
	Global X China	China	Financials	Industrials	Materials
Expiration date	Consumer ETF	Energy ETF	ETF	ETF	ETF
October 2019	$1,341,121	$33,912	$-	$-	$-
October 2018	173,208	-	551,954	94,810	-
	$1,514,329	$33,912	$551,954	$94,810	$-

		Global X	Global X	Global X
	Global X	FTSE	FTSE	MS CI	Global X
	NAS DAQ China	Southeast	Andean 40	Colombia	Brazil Mid
Expiration date	Technology ETF	Asia ETF	ETF	ETF	Cap ETF
October 2019	$236,466	$-	$120,886	$8,249,654	$918,379
October 2018	-	-	-	-	-
	$236,466	$-	$120,886	$8,249,654	$918,379

		Global X
		MSCI	Global X	Global X	Global X
	Global X Brazil	Argentina	MSCI Greece	MSCI	FTSE Nordic
Expiration date	Consumer ETF	ETF	ETF	Norway ETF	Region ETF
October 2019	$563,593	$414,683	$-	$1,802,290	$-
October 2018	-	-	-	-	-
	$563,593	$414,683	$-	$1,802,290	$-

		Next	Global X	Global X
	Global X MSCI	Emerging &	MSCI	MSCI
Expiration date	Nigeria ETF	Frontier ETF	Portugal ETF	Pakistan ETF
October 2019	$-	$-	$-	$-
October 2018	-	-	-	-
	$-	$-	$-	$-

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$3,567,366	$34,515,253	$38,082,619
Global X China Energy ETF	116,783	858,169	974,952
Global X China Financials ETF	1,802,696	1,051,682	2,854,378
Global X China Industrials ETF	274,601	1,769,883	2,044,484
Global X China Materials ETF	65,324	1,044,600	1,109,924
Global X NASDAQ China Technology ETF	1,595,101	–	1,595,101
Global X FTSE Southeast Asia ETF	1,759,826	3,346,806	5,106,632
Global X FTSE Andean 40 ETF	422,513	2,488,352	2,910,865
Global X MSCI Colombia ETF	20,421,461	34,857,296	55,278,757
Global X Brazil Mid Cap ETF	1,070,992	5,291,984	6,362,976
Global X Brazil Consumer ETF	1,227,376	2,719,268	3,946,644
Global X MSCI Argentina ETF	646,683	1,678,769	2,325,452
Global X MSCI Greece ETF	54,197,276	61,239,182	115,436,458
Global X MSCI Norway ETF	5,485,730	10,137,457	15,623,187
Global X FTSE Nordic Region ETF	1,085,662	2,063,256	3,148,918
Global X MSCI Nigeria ETF	3,869,879	2,969,711	6,839,590
Global X Next Emerging & Frontier ETF	4,889,604	16,211,614	21,101,218
Global X MSCI Portugal ETF	3,150,668	2,461,958	5,612,626
Global X MSCI Pakistan ETF	39,866	56,830	96,696

During the year ended October 31, 2016 the Funds did not utilize capital loss carryforwards to offset capital gains.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2017 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$77,634,968	$10,718,953	$(12,380,274)	$(1,661,321)
Global X China Energy ETF	2,120,427	65,578	(584,039)	(518,461)
Global X China Financials ETF	28,704,235	870,229	(1,361,263)	(491,034)
Global X China Industrials ETF	4,304,380	241,982	(1,005,490)	(763,508)
Global X China Materials ETF	3,557,907	166,069	(440,705)	(274,636)
Global X NASDAQ China Technology ETF	11,161,966	3,086,632	(1,295,163)	1,791,469
Global X FTSE Southeast Asia ETF	12,003,268	713,523	(1,208,468)	(494,945)
Global X FTSE Andean 40 ETF	6,359,428	242,730	(1,079,458)	(836,728)
Global X MSCI Colombia ETF	104,040,685	6,041,597	(7,976,451)	(1,934,854)
Global X Brazil Mid Cap ETF	4,305,683	174,660	(345,158)	170,498
Global X Brazil Consumer ETF	4,898,055	1,256,135	(2,181,366)	925,231
Global X MSCI Argentina ETF	114,933,787	29,648,690	(515,644)	29,133,046
Global X MSCI Greece ETF	285,621,334	34,937,075	(19,920,635)	15,016,440
Global X MSCI Norway ETF	138,098,749	7,818,343	(19,422,244)	(11,603,901)
Global X FTSE Nordic Region ETF	36,552,637	2,752,895	(4,077,799)	(1,324,904)
Global X MSCI Nigeria ETF	53,005,335	796,948	(12,942,537)	(12,145,589)
Global X Next Emerging & Frontier ETF	15,741,120	1,418,986	(2,357,304)	(938,318)
Global X MSCI Portugal ETF	36,423,037	1,664,002	(5,313,140)	(3,649,138)
Global X MSCI Pakistan ETF	33,806,331	2,410,794	(1,002,524)	1,408,270

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

A more complete description of risks is included in each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRS). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2017, the value of the securities on loan was $2,012,237, $3,338,842, $6,667,101, $10,380,383, $1,949,701 and $288 for the Global X China Consumer ETF, Global X MSCI Colombia ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X MSCI Portugal ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $1,997,936, $3,251,722, $6,603,390, $10,158,892 , $1,965,580 and $165,572 for the Global X China Consumer ETF, Global X MSCI Colombia ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X MSCI Portugal ETF, respectively. The value of the cash collateral held from securities on loan was $127,510, $207,528, $421,435, $648,352 , $125,445 and $10,568 for the

Notes to Financial Statements (continued)

April 30, 2017 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

Global X China Consumer ETF, Global X MSCI Colombia ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X MSCI Portugal ETF, respectively.

At April 30, 2017, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
Credit Suisse	$802,682	$843,635
Deutsche Bank	1,209,555	1,281,811
Global X MSCI Colombia ETF
ML Pierce, Fenner & Smith	2,099,458	2,182,150
Morgan Stanley	961,528	973,100
Pershing	277,856	304,000
Global X MSCI Greece ETF
Deutsche Bank	698,325	728,925
JPMorgan	258,680	278,400
ML Pierce, Fenner & Smith	5,710,096	6,017,500
Global X MSCI Norway ETF
BMO Capital Markets	9,141,937	9,513,360
Credit Suisse	428,056	448,335
Morgan Stanley	810,390	845,549
Global X FTSE Nordic Region ETF
BMO Capital Markets	547,890	570,150
Deutsche Bank	672,738	713,966
Morgan Stanley	10,533	11,159
UBS Securities	718,540	795,750
Global X MSCI Portugal ETF
ML Pierce, Fenner & Smith	115	96,500
Morgan Stanley	173	79,640

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (concluded)

April 30, 2017 (Unaudited)

9. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X MSCI Argentina ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Funds by four, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Effective May 1, 2017, the Adviser to the Global X MSCI Argentina ETF (the “Fund”), entered into a voluntary Expense Limitation Agreement with the Fund to assure that the Fund’s total operating expenses (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.59% of the Fund’s average daily net assets per year until at least May 1, 2018 and is annually renewable thereafter.

Disclosure of Fund Expenses (unaudited)

ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2016 through April 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$1,151.60	0.65%	$3.47
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,034.50	0.65%	$3.29
Hypothetical 5% Return	1,000.00	1,021.56	0.65	3.27
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,070.40	0.65%	$3.33
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$1,145.20	0.65%	$3.45
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Materials ETF
Actual Fund Return	$1,000.00	$1,238.10	0.65%	$3.61
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,061.00	0.65%	$3.33
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,080.30	0.65%	$3.35
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$1,061.00	0.72%	$3.70
Hypothetical 5% Return	1,000.00	1,021.20	0.72	3.63
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,038.10	0.63%	$3.16
Hypothetical 5% Return	1,000.00	1,021.69	0.63	3.14
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$1,012.50	0.71%	$3.52
Hypothetical 5% Return	1,000.00	1,021.30	0.71	3.54
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$1,029.90	0.77%	$3.88
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.86
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,215.10	0.74%	$4.09
Hypothetical 5% Return	1,000.00	1,021.11	0.74	3.73
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,190.50	0.62%	$3.36
Hypothetical 5% Return	1,000.00	1,021.72	0.62	3.11
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,047.90	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,149.00	0.54%	$2.89
Hypothetical 5% Return	1,000.00	1,022.11	0.54	2.72
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$1,001.40	1.18%	$5.87
Hypothetical 5% Return	1,000.00	1,018.93	1.18	5.92

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,082.00	0.56%	$2.90
Hypothetical 5% Return	1,000.00	1,022.01	0.56	2.82
Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$1,095.00	0.63%	$3.25
Hypothetical 5% Return	1,000.00	1,021.69	0.63	3.14
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,190.20	0.91%	$4.94
Hypothetical 5% Return	1,000.00	1,020.29	0.91	4.55

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.).

approval of investment advisory agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a in person quarterly Board meeting held on November 15, 2016, and called for the purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker- dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds approval of investment advisory agreement (unaudited) (continued)

that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under -performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

approval of investment advisory agreement (unaudited) (continued)

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of The Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

approval of investment advisory agreement (unaudited) (concluded)

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, The Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

supplemental information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

Notes

600 Lexington Avenue, 20th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-0600

Global X SuperDividend® ETF (ticker: SDIV)

Global X SuperDividend® U.S. ETF (ticker: DIV)

Global X MSCI SuperDividend® EAFE ETF (tickler: EFAS)

Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)

Global X SuperDividend® REIT ETF (ticker: SRET)

Global X SuperIncome™ Preferred ETF (ticker: SPFF)

Global X Social Media ETF (ticker: SOCL)

Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)

Global X | JPMorgan US Sector Rotator Index ETF (ticker: SCTO)

Global X Permanent ETF (ticker: PERM)

Global X Guru® Index ETF (ticker: GURU)

Global X Guru® Activist Index ETF (ticker: ACTX)

Global X Guru® International Index ETF (ticker: GURI)

Global X Scientific Beta US ETF (ticker: SCIU)

Global X Scientific Beta Europe ETF (ticker: SCID)

Global X Scientific Beta Japan ETF (ticker: SCIJ)

Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)

Global X YieldCo Index ETF (ticker: YLCO)

Global X S&P 500® Catholic Values ETF (ticker: CATH)

Semi-Annual Report

April 30, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 12.1%
Consumer Services — 1.2%
Nine Entertainment Holdings	11,616,313	$10,685,302
Financials — 7.1%
Bank of Queensland	997,778	8,931,851
Bendigo and Adelaide Bank	934,989	8,614,510
Commonwealth Bank of Australia	133,600	8,732,353
Genworth Mortgage Insurance Australia	4,131,114	10,164,276
IOOF Holdings (A)	1,357,316	8,952,884
National Australia Bank	359,229	9,134,056
Westpac Banking	336,584	8,825,082
		63,355,012
Health Care — 1.0%
Estia Health (A)	4,073,328	9,321,465
Industrials — 1.1%
Spotless Group Holdings	12,343,824	9,969,809
Real Estate Investment Trusts — 0.9%
Cromwell Property Group	11,259,854	8,168,040
Telecommunications — 0.8%
Telstra	2,377,852	7,504,308
TOTAL AUSTRALIA		109,003,936
BRAZIL — 2.9%
Consumer Services — 1.1%
Estacio Participacoes	1,746,100	9,661,739

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.8%
AES Tiete Energia	1,751,800	$7,349,367
Transmissora Alianca de Energia Eletrica	1,237,500	9,075,825
		16,425,192
TOTAL BRAZIL		26,086,931
CANADA — 2.8%
Consumer Services — 1.0%
Corus Entertainment, Cl Common Subscription Receipt (A)	894,723	8,768,586
Real Estate Investment Trusts — 1.8%
Cominar	776,253	8,033,336
Dream Global	1,168,161	8,458,125
		16,491,461
TOTAL CANADA		25,260,047
CHINA — 3.2%
Financials — 1.3%
Guangzhou R&F Properties	6,533,700	11,004,940
Utilities — 1.9%
Huadian Power International, Cl H	19,923,000	8,402,060
Huaneng Power International, Cl H	12,772,700	8,818,895
		17,220,955
TOTAL CHINA		28,225,895
FRANCE — 1.9%
Consumer Goods — 1.0%
Kaufman & Broad	232,106	9,099,024
Utilities — 0.9%
Electricite de France	980,650	8,186,322
TOTAL FRANCE		17,285,346
GREECE — 2.2%
Consumer Services — 1.1%
OPAP	979,211	9,703,393
Industrials — 1.1%
Costamare (A)	1,441,095	9,712,980
TOTAL GREECE		19,416,373
HONG KONG — 6.1%
Consumer Goods — 2.0%
Pacific Textiles Holdings (A)	7,890,700	8,755,552
Texwinca Holdings	13,268,700	8,905,454
		17,661,006
Consumer Services — 1.0%
NagaCorp	15,965,500	8,847,427

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.4%
China Evergrande Group* (A)	11,640,200	$12,437,086
Industrials — 0.8%
Seaspan, Cl A (A)	1,085,670	7,643,117
Utilities — 0.9%
China Power International Development	22,931,500	8,550,424
TOTAL HONG KONG		55,139,060
ITALY — 1.2%
Oil & Gas — 1.2%
Saras	5,337,200	11,147,258
MEXICO — 1.1%
Real Estate Investment Trusts — 1.1%
Concentradora Hipotecaria SAPI	8,041,519	9,711,984
NEW ZEALAND — 1.1%
Consumer Services — 1.1%
Air New Zealand	5,720,000	10,014,006
NORWAY — 1.9%
Industrials — 1.9%
BW LPG* (B)	1,781,805	7,864,361
Ocean Yield	1,194,819	8,996,186
TOTAL NORWAY		16,860,547
SINGAPORE — 5.2%
Financials — 1.1%
Mapletree Industrial Trust	7,516,700	9,626,453
Industrials — 1.0%
Hutchison Port Holdings Trust	23,169,760	9,383,753
Real Estate Investment Trusts — 2.1%
Ascendas	5,026,349	9,206,162
Mapletree Logistics Trust	11,639,563	9,410,250
		18,616,412
Telecommunications — 1.0%
StarHub	4,437,306	8,857,468
TOTAL SINGAPORE		46,484,086
SOUTH AFRICA — 1.9%
Real Estate Investment Trusts — 1.9%
Emira Property Fund	7,909,274	8,273,454
Redefine Properties	10,212,350	8,393,451
TOTAL SOUTH AFRICA		16,666,905

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.0%
Industrials — 1.0%
Casetek Holdings	2,879,700	$8,542,413
Real Estate Investment Trusts — 1.0%
Highwealth Construction	5,524,500	9,320,111
TOTAL TAIWAN		17,862,524
TURKEY — 1.0%
Consumer Services — 1.0%
Dogus Otomotiv Servis ve Ticaret *	3,568,185	9,136,963
UNITED KINGDOM — 4.2%
Consumer Services — 1.0%
Pearson	1,095,400	9,055,704
Industrials — 1.1%
Carillion	3,258,700	9,380,435
Telecommunications — 2.1%
MegaFon PJSC GDR	775,819	8,293,505
TalkTalk Telecom Group (A)	4,413,445	11,031,471
		19,324,976
TOTAL UNITED KINGDOM		37,761,115
UNITED STATES — 48.6%
Consumer Goods — 0.9%
Vector Group	387,761	8,422,169
Consumer Services — 0.9%
New Media Investment Group	586,905	7,723,670
Financials — 1.9%
Artisan Partners Asset Management, Cl A	289,091	8,470,366
Waddell & Reed Financial, Cl A (A)	460,016	8,275,688
		16,746,054
Industrials — 2.7%
Nordic American Tankers (A)	1,061,956	8,814,235
RR Donnelley & Sons	481,578	6,053,435
Ship Finance International (A)	604,232	8,489,459
		23,357,129
Oil & Gas — 2.8%
CVR Energy (A)	369,621	8,091,004
Pattern Energy Group, Cl A	418,655	9,218,783
Targa Resources	150,538	8,299,160
		25,608,947
Real Estate Investment Trusts — 37.1%
Annaly Capital Management	825,439	9,748,435
Anworth Mortgage Asset	1,646,075	9,645,999

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Apollo Commercial Real Estate Finance	490,606	$9,463,790
Ashford Hospitality Trust	1,161,247	7,257,794
AGNC Investment	450,832	9,499,030
Armour Residential	402,081	9,678,090
Blackstone Mortgage Trust, Cl A	287,301	8,871,855
Capstead Mortgage	846,743	9,432,717
Care Capital Properties	350,843	9,427,151
CBL & Associates Properties	837,762	7,749,298
Chimera Investment	477,278	9,717,380
CYS Investments	1,131,940	9,655,448
Franklin Street Properties	710,075	8,613,210
Gaming and Leisure Properties	272,762	9,492,118
Global Net Lease	357,982	8,459,115
Government Properties Income Trust (A)	443,173	9,448,448
Hospitality Properties Trust	272,752	8,681,696
Invesco Mortgage Capital	562,671	9,177,164
Ladder Capital, Cl A	631,506	9,238,933
Lexington Realty Trust	777,789	7,910,114
Medical Properties Trust	660,093	8,627,416
MFA Financial	1,097,995	9,124,338
MTGE Investment	550,223	9,904,014
New Residential Investment	533,400	8,891,778
New Senior Investment Group	847,887	8,834,983
New York Mortgage Trust	1,352,628	8,670,345
Omega Healthcare Investors (A)	275,671	9,097,143
PennyMac Mortgage Investment Trust	517,035	9,244,586
Redwood Trust	518,237	8,846,306
Sabra Health Care	339,597	9,233,642
Select Income	336,572	8,434,494
Senior Housing Properties Trust	439,836	9,465,271
Starwood Property Trust	383,675	8,705,586
Two Harbors Investment	951,998	9,510,460
Uniti Group	329,237	9,040,848
VEREIT	992,738	8,309,217
Washington Prime Group	935,500	8,232,400
		333,340,612
Telecommunications — 2.3%
CenturyLink (A)	356,872	9,160,904
Frontier Communications (A)	2,651,721	4,985,236
Windstream Holdings (A)	1,223,070	6,751,346
		20,897,486

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

TOTAL UNITED STATES		$436,096,067
TOTAL COMMON STOCK
(Cost $896,727,208)		892,159,043

REPURCHASE AGREEMENTS — 7.0%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $38,006,609 (collateralized by U.S. Treasury Obligations, ranging in par value $12-$12,216,826, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $38,764,161) (C)	$38,004,075	38,004,075
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $24,534,651 (collateralized by U.S. Treasury Obligation, par value $23,516,308, 3.625%, 2/15/20 with a total market value of $25,041,925) (C)	24,532,954	24,532,954

TOTAL REPURCHASE AGREEMENTS
(Cost $62,537,029)		62,537,029
TOTAL INVESTMENTS — 106.4%
(Cost $959,264,237)		$954,696,072

Percentages are based on Net Assets of $897,596,932.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $63,164,012.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $7,864,361 and represents 0.9% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $62,537,029.

Cl — Class

GDR — Global Deposit Receipt

PJSC — Private Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$892,159,043	$—	$—	$892,159,043
Repurchase Agreements	—	62,537,029	—	62,537,029
Total Investments in Securities	$892,159,043	$62,537,029	$—	$954,696,072

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 80.4%
UNITED STATES — 80.4%
Consumer Goods — 14.1%
Altria Group	105,185	$7,550,180
B&G Foods	163,975	6,886,950
Coca-Cola	186,153	8,032,502
Philip Morris International	74,045	8,207,148
Sturm Ruger (A)	154,429	9,335,233
Universal	113,707	8,351,779
Vector Group	339,657	7,377,350
		55,741,142
Consumer Services — 15.6%
DineEquity	127,631	7,216,257
DSW, Cl A	357,646	7,374,661
Fortress Transportation & Infrastructure Investors	508,732	7,656,417
H&R Block	374,203	9,276,492
Regal Entertainment Group, Cl A (A)	358,535	7,912,867
Six Flags Entertainment	124,471	7,793,129
Student Transportation	1,384,079	8,235,270
Target	116,651	6,514,958
		61,980,051
Health Care — 2.0%
Pfizer	228,273	7,743,020
Oil & Gas — 1.9%
ExxonMobil	93,861	7,663,751

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 23.0%
AGNC Investment	393,796	$8,297,282
Annaly Capital Management	709,528	8,379,526
Apollo Commercial Real Estate Finance	431,275	8,319,295
Armour Residential	353,572	8,510,478
Chimera Investment	410,535	8,358,493
CYS Investments	984,319	8,396,241
MFA Financial	961,995	7,994,178
MTGE Investment	479,825	8,636,850
New York Mortgage Trust	1,177,436	7,547,365
PennyMac Mortgage Investment Trust	453,129	8,101,946
Two Harbors Investment	840,847	8,400,061
		90,941,715
Telecommunications — 3.7%
AT&T	185,040	7,333,135
Verizon Communications	156,038	7,163,705
		14,496,840
Utilities — 20.1%
Ameren	143,814	7,865,187
Avangrid	187,629	8,161,861
Avista	195,073	7,869,245
Consolidated Edison	104,418	8,278,259
Duke Energy	97,941	8,080,133
Entergy	104,342	7,957,121
FirstEnergy	247,485	7,409,701
Northwest Natural Gas	130,297	7,765,701
PPL	215,425	8,209,847
Southern	160,565	7,996,137
		79,593,192
TOTAL COMMON STOCK
(Cost $291,271,438)		318,159,711

MASTER LIMITED PARTNERSHIPS — 19.2%
UNITED STATES — 19.2%
Consumer Services — 1.9%
Cedar Fair	115,449	8,274,230
CrossAmerica Partners	286,447	7,484,860
Financials — 2.0%
Ellington Financial	478,131	7,879,599
Oil & Gas — 9.3%
AmeriGas Partners	157,854	7,106,587
Delek Logistics Partners	234,301	7,591,352
Phillips 66 Partners	136,526	7,192,190

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
PBF Logistics	366,315	$7,582,720
Transmontaigne Partners	176,715	7,775,460
Valero Energy Partners	153,170	7,275,575
		36,941,164
Utilities — 2.0%
Brookfield Renewable Partners	261,336	7,962,908

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $70,092,097)		76,125,481

REPURCHASE AGREEMENTS — 1.6%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $3,863,858 (collateralized by U.S. Treasury Obligations, ranging in par value $4-$1,817,836, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $3,940,933) (B)	$3,863,660	3,863,660
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $2,494,300 (collateralized by U.S. Treasury Obligation, par value $2,390,770, 3.625%, 2/15/20 with a total market value of $2,545,871) (B)	2,494,127	2,494,127

TOTAL REPURCHASE AGREEMENTS
(Cost $6,357,787)		6,357,787
TOTAL INVESTMENTS — 101.2%
(Cost $367,721,322)		$400,642,979

Percentages are based on Net Assets of $395,942,205.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $6,675,597.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $6,357,787.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$318,159,711	$—	$—	$318,159,711
Master Limited Partnerships	76,125,481	—	—	76,125,481
Repurchase Agreements	—	6,357,787	—	6,357,787
Total Investments in Securities	$394,285,192	$6,357,787	$—	$400,642,979

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF†

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.6%
AUSTRALIA — 17.1%
Basic Materials — 4.8%
Alumina	28,744	$39,553
Rio Tinto	920	41,584
		81,137
Financials — 6.4%
Bank of Queensland	3,537	31,662
Bendigo and Adelaide Bank	4,052	37,333
National Australia Bank	1,501	38,166
		107,161
Industrials — 2.0%
Aurizon Holdings	8,831	34,012
Telecommunications — 1.4%
Telstra	7,326	23,120
Utilities — 2.5%
DUET Group	18,133	40,953
TOTAL AUSTRALIA		286,383
FINLAND — 1.7%
Utilities — 1.7%
Fortum	2,017	29,344
FRANCE — 14.9%
Consumer Services — 8.5%
Casino Guichard Perrachon	508	30,591
Lagardere SCA	1,279	39,164
SES, Cl A	1,971	43,087

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF†

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Vivendi	1,525	$30,249
		143,091
Financials — 2.7%
Credit Agricole	3,036	45,127
Oil & Gas — 1.9%
Total	629	32,309
Utilities — 1.8%
Engie	2,127	29,995
TOTAL FRANCE		250,522
GERMANY — 4.8%
Consumer Goods — 2.1%
HUGO BOSS	471	35,815
Utilities — 2.7%
E.ON	5,830	45,437
TOTAL GERMANY		81,252
HONG KONG — 3.9%
Consumer Services — 2.1%
Sands China	7,672	34,821
Utilities — 1.8%
HK Electric Investments & HK Electric Investments Ltd. (A)	33,640	29,758
TOTAL HONG KONG		64,579
ISRAEL — 1.9%
Basic Materials — 1.9%
Israel Chemicals	7,208	31,164
ITALY — 4.8%
Financials — 2.1%
Intesa Sanpaolo	12,974	35,461
Utilities — 2.7%
Snam	10,148	44,844
TOTAL ITALY		80,305
NETHERLANDS — 2.4%
Financials — 2.4%
ING Groep	2,435	39,628
NEW ZEALAND — 1.8%
Telecommunications — 1.8%
Spark New Zealand	11,756	29,823
PORTUGAL — 1.8%
Utilities — 1.8%
Energias de Portugal	9,077	29,949

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF†

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 3.4%
Real Estate Investment Trusts — 2.0%
Ascendas	18,550	$33,976
Telecommunications — 1.4%
StarHub	11,576	23,107
TOTAL SINGAPORE		57,083
SPAIN — 4.2%
Financials — 2.2%
Banco Bilbao Vizcaya Argentaria	4,700	37,613
Telecommunications — 2.0%
Telefonica	3,011	33,296
TOTAL SPAIN		70,909
SWEDEN — 9.9%
Financials — 4.5%
Nordea Bank	3,125	38,468
Skandinaviska Enskilda Banken, Cl A	3,164	36,447
		74,915
Technology — 1.5%
Telefonaktiebolaget LM Ericsson, Cl B	3,963	25,555
Telecommunications — 3.9%
Tele2, Cl B	3,888	39,166
Telia	6,465	26,357
		65,523
TOTAL SWEDEN		165,993
SWITZERLAND — 2.1%
Financials — 2.1%
Zurich Insurance Group	125	34,582
UNITED KINGDOM — 25.9%
Basic Materials — 2.5%
Rio Tinto	1,072	42,467
Consumer Goods — 1.6%
Berkeley Group Holdings	642	27,060
Consumer Services — 3.8%
ITV	16,355	44,434
Pearson	2,476	20,469
		64,903
Financials — 7.0%
Aberdeen Asset Management	7,447	26,880
Admiral Group	1,058	27,526
Direct Line Insurance Group	5,537	25,015

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® EAFE ETF†

	Shares	Value
COMMON STOCK — continued
Financials — continued
HSBC Holdings	4,705	$38,744
		118,165
Industrials — 1.8%
Cobham	17,175	29,442
Oil & Gas — 7.7%
BP	5,873	33,622
Petrofac	2,633	27,746
Royal Dutch Shell, Cl A	1,274	33,006
Royal Dutch Shell, Cl B	1,253	33,272
		127,646
Utilities — 1.5%
SSE	1,358	24,439
TOTAL UNITED KINGDOM		434,122
TOTAL COMMON STOCK
(Cost $1,523,302)		1,685,638

RIGHT — 0.3%

	Number Of Rights
United Kingdom — 0.3%
Cobham, 5/4/17 *	6,640	4,896
(Cost $–)
TOTAL INVESTMENTS — 100.9%
(Cost $1,523,302)		$1,690,534

Percentages are based on Net Assets of $1,675,915.

*	Non-income producing security.
†	Fund commenced operations on November 14. 2016.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $29,758 and represents 1.8% of Net Assets.

Cl — Class

Ltd. — Limited

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.1%
BRAZIL — 8.5%
Basic Materials — 1.9%
Fibria Celulose	22,390	$204,385
Financials — 5.1%
Banco Santander Brasil	39,430	336,761
BB Seguridade Participacoes	25,220	234,949
		571,710
Utilities — 1.5%
AES Tiete Energia	38,610	161,981
TOTAL BRAZIL		938,076
CHINA — 9.2%
Consumer Goods — 1.7%
Chongqing Changan Automobile, Cl B	138,500	183,419
Financials — 5.4%
Bank of Communications, Cl H	259,210	199,635
China Everbright Bank, Cl H	443,120	207,955
Guangzhou R&F Properties	117,600	198,078
		605,668
Utilities — 2.1%
Huaneng Power International, Cl H	328,900	227,089
TOTAL CHINA		1,016,176
CZECH REPUBLIC — 5.5%
Financials — 1.7%
Komercni Banka	4,830	187,161

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 2.1%
Telefonica Czech Republic	19,710	$232,727
Utilities — 1.7%
CEZ	10,500	183,284
TOTAL CZECH REPUBLIC		603,172
HONG KONG — 3.8%
Utilities — 3.8%
China Power International Development	529,810	197,549
China Resources Power Holdings	121,530	219,073
TOTAL HONG KONG		416,622
INDIA—5.0%
Financials — 3.5%
Power Finance	156,610	389,516
Oil & Gas — 1.5%
Coal India	37,200	159,978
TOTAL INDIA		549,494
MALAYSIA — 4.7%
Consumer Goods — 1.5%
British American Tobacco Malaysia	15,740	164,761
Utilities — 3.2%
YTL	480,900	162,848
YTL Power International	543,500	189,054
		351,902
TOTAL MALAYSIA		516,663
QATAR — 1.9%
Real Estate Investment Trusts — 1.9%
Barwa Real Estate	22,930	214,105
RUSSIA — 7.9%
Basic Materials — 2.0%
PhosAgro PJSC GDR	14,939	220,350
Financials — 1.9%
Moscow Exchange MICEX-RTS PJSC	102,250	206,408
Oil & Gas — 2.1%
Lukoil PJSC	4,860	240,301
Telecommunications — 1.9%
Rostelecom	159,050	207,906
TOTAL RUSSIA		874,965
SOUTH AFRICA — 16.9%
Consumer Services — 2.3%
Truworths International	38,850	251,177

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.0%
Barclays Africa Group	20,710	$227,468
Liberty Holdings	24,780	199,036
MMI Holdings	133,170	231,938
		658,442
Real Estate Investment Trusts — 6.5%
Fortress Income Fund, Cl A	189,610	248,351
Growthpoint Properties	114,710	219,585
Redefine Properties	301,190	247,545
		715,481
Telecommunications — 2.1%
MTN Group	24,500	231,568
TOTAL SOUTH AFRICA		1,856,668
SOUTH KOREA — 1.8%
Utilities — 1.8%
Korea Electric Power *	4,910	195,684
TAIWAN—16.8%
Financials — 2.1%
Mega Financial Holding	293,360	235,789
Industrials — 4.1%
Casetek Holdings	75,860	225,033
Zhen Ding Technology Holding	98,330	230,092
		455,125
Real Estate Investment Trusts — 2.0%
Highwealth Construction	128,750	217,208
Technology — 8.6%
Nanya Technology	169,160	269,962
Novatek Microelectronics	57,370	220,573
Pegatron	82,790	243,943
Siliconware Precision Industries	134,070	217,296
		951,774
TOTAL TAIWAN		1,859,896
THAILAND — 3.6%
Financials — 1.7%
BTS Group Holdings PCL NVDR	749,280	184,125
Telecommunications — 1.9%
Advanced Info Service NVDR	41,320	209,049
TOTAL THAILAND		393,174
TURKEY — 5.5%
Basic Materials — 1.6%
Petkim Petrokimya Holding	129,020	178,259

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.0%
TAV Havalimanlari Holding	51,190	$213,187
Oil & Gas — 1.9%
Tupras Turkiye Petrol Rafinerileri	8,460	213,062
TOTAL TURKEY		604,508
UNITED ARAB EMIRATES — 6.0%
Financials — 6.0%
Abu Dhabi Commercial Bank PJSC	117,330	221,052
Dubai Islamic Bank PJSC	137,000	218,946
National Bank of Abu Dhabi PJSC	73,722	220,785
TOTAL UNITED ARAB EMIRATES		660,783

TOTAL COMMON STOCK
(Cost $10,378,861)		10,699,986

PREFERRED STOCK — 2.6%
BRAZIL — 2.6%
Basic Materials — 2.6%
Braskem (C)
(Cost $256,703)	26,740	285,139

RIGHT — 0.0%

	Number Of Rights
Hong Kong — 0.0%
Bank of Communications CO Ltd.(A) (B)*#	518	—

TOTAL RIGHT (Cost $–)**		—

TOTAL INVESTMENTS — 99.7%
(Cost $10,635,564)		$10,985,125

Percentages are based on Net Assets of $11,012,662.

*	Non-income producing security.
**	Amounts designated as “—“are $0 or have been rounded to $0.
#	Expiration date is unavailable.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $– and represented –% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $– and represents –% of net assets.
(C)	Interest rate unavailable.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2017 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

GDR — Global Depositary Receipt

Ltd. — Limited

NVDR  — Non-Voting Depositary Receipt

PCL — Provision for Credit Losses

PJSC — Private Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$9,597,827	$1,102,159	$—	$10,699,986
Preferred Stock	285,139	—	—	285,139
Right	—	—	—	—
Total Investments in Securities	$9,882,966	$1,102,159	$—	$10,985,125

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2017, there have been transfers of $1,102,159 from Level 1 to Level 2 and no transfers between Level 3 investments.

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® REIT ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 6.4%
Real Estate Investment Trusts — 6.4%
Charter Hall Retail	339,586	$1,135,195
Vicinity Centres	496,700	1,069,794
TOTAL AUSTRALIA		2,204,989
CANADA — 12.5%
Real Estate Investment Trusts — 12.5%
Artis	115,488	1,147,024
Cominar	97,321	1,007,162
Dream Office	74,366	1,056,777
H&R	63,215	1,070,767
TOTAL CANADA		4,281,730
NETHERLANDS — 3.4%
Real Estate Investment Trusts — 3.4%
Wereldhave *	25,020	1,151,936
SINGAPORE — 13.7%
Real Estate Investment Trusts — 13.7%
Ascendas	655,204	1,200,060
CapitaLand Commercial Trust	1,017,900	1,183,435
CapitaLand Mall Trust	791,600	1,115,727
Suntec	925,100	1,171,515
TOTAL SINGAPORE		4,670,737
UNITED STATES — 63.3%
Real Estate Investment Trusts — 63.3%
AGNC Investment	56,633	1,193,257
Annaly Capital Management	107,178	1,265,773
Apollo Commercial Real Estate Finance	63,242	1,219,938
Apple Hospitality	54,085	1,013,012
Armour Residential	50,161	1,207,375
Blackstone Mortgage Trust, Cl A	34,690	1,071,227
Capstead Mortgage	99,741	1,111,115
Chesapeake Lodging Trust	41,952	977,901
Chimera Investment	61,733	1,256,884
Gaming and Leisure Properties *	34,911	1,214,903
Hospitality Properties Trust	34,377	1,094,220
MFA Financial	138,997	1,155,065

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
MTGE Investment	67,257	$1,210,626
New Residential Investment	68,118	1,135,527
Orchid Island Capital, Cl A	91,884	973,970
PennyMac Mortgage Investment Trust	63,515	1,135,648
Starwood Property Trust	47,983	1,088,734
Two Harbors Investment	126,025	1,258,991
WP Carey	17,397	1,089,052
TOTAL UNITED STATES		21,673,218

TOTAL COMMON STOCK
(Cost $32,828,241)		33,982,610
TOTAL INVESTMENTS — 99.3%
(Cost $32,828,241)		$33,982,610

Percentages are based on Net Assets of $34,212,087.

*	Non-income producing security.

Cl — Class

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperIncomeTM Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.7%
GERMANY — 5.0%
Financials — 5.0%
Deutsche Bank Contingent Capital Trust II, 6.550%	88,848	$2,237,193
Deutsche Bank Contingent Capital Trust III, 7.600%	217,014	5,674,916
Deutsche Bank Contingent Capital Trust V, 8.050%	154,367	4,104,619
TOTAL GERMANY		12,016,728
NETHERLANDS — 7.2%
Financials — 7.2%
Aegon, 8.000%	136,050	3,493,764
Aegon, 6.375%	257,355	6,634,612
ING Groep, 6.375%	268,672	6,972,038
TOTAL NETHERLANDS		17,100,414
UNITED KINGDOM — 11.9%
Financials — 11.9%
Barclays Bank, Ser 5, 8.125%	453,469	11,849,145
HSBC Holdings, 8.125%	162,202	4,407,028
HSBC Holdings, Ser 2, 8.000%	281,157	7,554,689
Royal Bank of Scotland Group, Ser S, 6.600%	170,639	4,342,763
TOTAL UNITED KINGDOM		28,153,625
UNITED STATES — 75.6%
Consumer Goods — 2.5%
CHS, Ser 3, 6.750%(A)	74,656	2,026,164
CHS, Ser 4, 7.500%	135,174	3,906,528
		5,932,692
Financials — 48.5%
Allstate, 6.625%	89,533	2,465,739
AmTrust Financial Services, 6.950%	70,631	1,561,651
Annaly Capital Management, 7.625%	74,038	1,899,075
Annaly Capital Management, Ser C, 7.625%	59,469	1,524,191

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Annaly Capital Management, Ser D, 7.500%	118,331	$3,022,174
Apollo Global Management, 6.375%(B)	70,668	1,794,260
Ares Management, 7.000%	80,594	2,111,563
Bank of America, 6.625%	136,636	3,686,439
Capital One Financial, Ser C, 6.250%	128,995	3,413,208
Capital One Financial, Ser D, 6.700%	129,395	3,558,363
CBL & Associates Properties, Ser D, 7.375%	119,724	2,795,555
Chimera Investment, 8.000%* (A) (B)	77,690	1,998,187
Citigroup, Ser J, 7.125%(A)	114,082	3,343,744
Citigroup, Ser L, 6.875%	56,092	1,536,360
Citigroup Capital XIII, 7.875%(A)	273,451	7,175,354
Countrywide Capital V, 7.000%	186,235	4,786,240
Digital Realty Trust, Ser H, 7.375%	96,193	2,687,632
Discover Financial Services, Ser B, 6.500%	149,251	3,861,123
GMAC Capital Trust I, Ser 2, 6.411%(A)	468,477	11,927,424
Hartford Financial Services Group, 7.875%(A)	155,558	4,812,965
Huntington Bancshares, 6.250%	108,263	2,933,927
JPMorgan Chase, Ser T, 6.700%	241,026	6,572,779
Merrill Lynch Capital Trust I, 6.450%(A)	130,882	3,378,064
Morgan Stanley, Ser E, 7.125%(A)	166,049	4,873,538
Morgan Stanley, Ser F, 6.875%(A)	158,540	4,597,660
Morgan Stanley, Ser G, 6.625%	94,018	2,530,024
Regions Financial, Ser A, 6.375%	77,024	1,997,232
Vereit, Ser F, 6.700%	274,607	7,065,638
Wells Fargo, 7.500%*	6,354	8,069,580
Wells Fargo, Ser J, 8.000%	141,839	3,724,692
		115,704,381
Health Care — 5.3%
Allergan, 5.500%*	14,455	12,514,850
Industrials — 4.5%
Arconic, 5.375%*	164,492	6,984,330
Stericycle, 5.250%* (B)	49,932	3,695,467
		10,679,797
Oil & Gas — 11.0%
Great Plains Energy, 7.000%* (B)	110,106	5,956,735
Hess, 8.000%*	74,803	4,461,999
Kinder Morgan, Ser A, 9.750%* (B)	217,844	10,031,716
NuStar Energy, 8.500%(A)	61,770	1,654,201
Southwestern Energy, Ser B, 6.250%*	223,407	4,128,561
		26,233,212
Technology — 1.4%
Belden, 6.750%*	34,922	3,462,342

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2017 (Unaudited)

Global X SuperIncomeTM Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Telecommunications — 2.4%
Frontier Communications, Ser A, 11.125%	129,346	$5,735,202
TOTAL UNITED STATES		180,262,476
TOTAL PREFERRED STOCK
(Cost $247,302,846)		237,533,243

REPURCHASE AGREEMENTS — 2.3%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 5/1/2017, repurchase price $3,331,969 (collateralized by U.S Treasury Obligations, ranging in par value $3-$1,567,573, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $3,398,382) (C)	$3,331,747	3,331,747

Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 5/1/2017, repurchase price $2,150,907 (collateralized by U.S. Treasury Obligation, par value $2,061,631, 3.625%, 2/15/20 with a total market value of $2,195,379) (C)	2,150,758	2,150,758

TOTAL REPURCHASE AGREEMENTS
(Cost $5,482,505)		5,482,505
TOTAL INVESTMENTS — 102.0%
(Cost $252,785,351)		$243,015,748

Percentages are based on Net Assets of $238,140,190

*	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2017.
(B)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $5,680,030.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $5,482,505.

Ser — Series

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$237,533,243	$—	$—	$237,533,243
Repurchase Agreements	—	5,482,505	—	5,482,505
Total Investments in Securities	$237,533,243	$5,482,205	$—	$243,015,748

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Social Medial ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 13.1%
Technology — 13.1%
Changyou.com ADR *	5,848	$190,937
NetEase ADR	15,801	4,193,427
SINA *	51,619	3,964,855
Weibo ADR * (A)	67,166	3,751,893
YY ADR *	11,814	578,532
TOTAL CHINA		12,679,644
GERMANY — 5.2%
Technology — 5.2%
United Internet	98,260	4,521,274
XING	2,341	547,700
TOTAL GERMANY		5,068,974
HONG KONG — 9.8%
Technology — 9.8%
Tencent Holdings	302,015	9,451,621
JAPAN — 9.3%
Consumer Goods — 2.9%
Nexon *	163,772	2,784,139
Technology — 6.4%
Dena	94,851	2,031,123
Gree *	96,935	778,298
LINE * (A)	39,210	1,359,528
Mixi	37,330	2,069,610
		6,238,559
TOTAL JAPAN		9,022,698
RUSSIA — 7.6%
Technology — 7.6%
Mail.ru Group GDR *	85,157	2,243,887
Yandex, Cl A	186,075	5,072,404
TOTAL RUSSIA		7,316,291

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Social Medial ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TAIWAN — 0.6%
Consumer Services — 0.6%
PChome Online	71,846	$614,374
UNITED STATES — 54.2%
Consumer Goods — 3.4%
Nutrisystem	26,135	1,396,916
Zynga, Cl A *	681,331	1,969,047
		3,365,963
Consumer Services — 6.3%
Angie's List *	33,499	196,974
Groupon, Cl A *	367,480	1,440,522
Pandora Media * (A)	196,143	2,128,152
Yelp, Cl A *	66,718	2,362,484
		6,128,132
Technology — 44.5%
Alphabet, Cl A *	5,052	4,670,675
Facebook, Cl A *	64,312	9,662,878
Glu Mobile *	74,471	172,028
IAC *	57,024	4,733,562
Jive Software *	59,068	298,293
Match Group * (A)	39,480	735,512
Meet Group *	56,793	338,486
Momo ADR *	109,664	4,165,039
Renren ADR * (A)	37,819	279,104
Snap, Cl A * (A)	212,260	4,786,463
Twitter *	536,093	8,834,813
Yahoo! *	91,004	4,387,303
		43,064,156
TOTAL UNITED STATES		52,558,251
TOTAL COMMON STOCK
(Cost $94,715,973)		96,711,853

REPURCHASE AGREEMENTS — 4.6%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $2,714,413 (collateralized by U.S Treasury Obligations, ranging in par value $1-$1,061,783, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $2,768,517) (B)	$2,714,232	2,714,232

Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $1,752,252 (collateralized by U.S. Treasury Obligation, par value $1,679,523, 3.625%, 2/15/20 with a total market value of $1,788,482) (B)	1,752,131	1,752,131

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Social Medial ETF

Value
REPURCHASE AGREEMENTS — continued

TOTAL REPURCHASE AGREEMENTS
(Cost $4,466,363)	$4,466,363
TOTAL INVESTMENTS — 104.4%
(Cost $99,182,336)	$101,178,216

Percentages are based on Net Assets of $96,906,687.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $4,540,616.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $4,466,363.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,711,853	$—	$—	$96,711,853
Repurchase Agreements	—	4,466,363	—	4,466,363
Total Investments in Securities	$96,711,853	$4,466,363	$—	$101,178,216

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2017 (Unaudited)

Global X | JPMorgan Efficiente Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares Core S&P Small-Capital ETF	18,405	$1,284,485
SPDR Bloomberg Barclays High Yield Bond ETF	34,051	1,264,654
Vanguard FTSE Developed Markets ETF	15,930	639,908
Vanguard FTSE Emerging Markets ETF	31,286	1,262,077
Vanguard REIT ETF	7,520	622,581
Vanguard S&P 500 ETF	5,785	1,264,601
TOTAL EXCHANGE TRADED FUNDS
(Cost $5,840,120)		6,338,306

TOTAL INVESTMENTS — 100.0%
(Cost $5,840,120)		$6,338,306

Percentages are based on Net Assets of $6,340,404.

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2017 (Unaudited)

Global X | JPMorgan US Sector Rotator Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Discretionary Select Sector SPDR Fund	20,945	$1,886,307
iShares 1-3 Year Treasury Bond ETF, Cl 3	35,107	2,970,754
Materials Select Sector SPDR Fund	19,796	1,050,574
Technology Select Sector SPDR Fund	29,758	1,618,240
TOTAL EXCHANGE TRADED FUNDS
(Cost $7,288,698)		7,525,875

TOTAL INVESTMENTS — 100.0%
(Cost $7,288,698)		$7,525,875

Percentages are based on Net Assets of $7,526,044.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Permanent ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 47.4%
U.S. Treasury Bonds
4.625%, 02/15/40	$322,000	$418,688
4.375%, 11/15/39	335,800	422,098
3.875%, 08/15/40	18	21
3.125%, 11/15/41	402,700	417,550
3.125%, 02/15/42	401,400	416,076

U.S. Treasury Notes
3.125%, 05/15/19	450,300	466,870
1.500%, 08/31/18	473,100	474,966
1.375%, 09/30/18	474,400	475,493
0.750%, 02/28/18	480,900	479,472

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,635,800)		3,571,234

EXCHANGE TRADED FUNDS — 31.0%
ETFS Physical Gold *	5,956	726,334
ETFS Physical Silver*	17,628	289,276
ETFS Physical Silver * (GBP shares)	3,802	62,378
Gold Bullion Securities *	6,038	726,009
Vanguard FTSE All-World ex-US ETF, Cl U	5,359	261,680
Vanguard Small-Cap ETF	1,980	266,152
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,765,571)		2,331,829

COMMON STOCK — 20.9%
AUSTRALIA — 0.4%
Basic Materials — 0.4%
BHP Billiton ADR	899	32,004

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 0.4%
Oil & Gas — 0.4%
Total	537	$27,583
NETHERLANDS — 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	478	24,947
RUSSIA — 0.4%
Basic Materials — 0.4%
MMC Norilsk Nickel PJSC ADR	1,922	29,570
SWITZERLAND — 0.4%
Basic Materials — 0.4%
Syngenta ADR *	335	31,165
UNITED KINGDOM — 1.4%
Basic Materials — 1.1%
Glencore	12,276	48,226
Rio Tinto ADR	803	31,976
		80,202
Oil & Gas — 0.3%
BP	4,190	23,987
TOTAL UNITED KINGDOM		104,189
UNITED STATES — 17.6%
Basic Materials — 0.5%
AdvanSix *	4	109
Southern Copper	952	33,672
		33,781
Consumer Goods — 2.2%
Altria Group	204	14,643
Archer-Daniels-Midland	582	26,626
Coca-Cola	303	13,075
Kraft Heinz	156	14,101
Monsanto	250	29,153
PepsiCo	137	15,519
Philip Morris International	131	14,520
Procter & Gamble	162	14,147
Tyson Foods, Cl A	377	24,226
		166,010
Consumer Services — 1.8%
Amazon.com *	19	17,575
Comcast, Cl A	422	16,538
CVS Health	143	11,789
Home Depot	104	16,234
McDonald's	110	15,392

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Starbucks	240	$14,415
Walgreens Boots Alliance	166	14,366
Wal-Mart Stores	179	13,457
Walt Disney	136	15,722
		135,488
Financials — 2.1%
Bank of America	1,048	24,460
Berkshire Hathaway, Cl B *	92	15,199
Citigroup	329	19,450
GGP *	1,295	27,985
JPMorgan Chase	225	19,575
Mastercard, Cl A	158	18,379
Visa, Cl A	187	17,058
Wells Fargo	278	14,968
		157,074
Health Care — 2.0%
AbbVie	219	14,441
Allergan	57	13,900
Amgen	91	14,862
Bristol-Myers Squibb	194	10,874
Eli Lilly	183	15,017
Gilead Sciences	162	11,105
Johnson & Johnson	115	14,199
Medtronic	156	12,962
Merck	242	15,084
Pfizer	378	12,822
UnitedHealth Group	97	16,963
		152,229
Industrials — 1.5%
3M	77	15,079
Boeing	99	18,298
Deere	317	35,380
General Electric	430	12,466
Honeywell International	114	14,950
United Technologies	131	15,588
		111,761
Oil & Gas — 0.8%
Chevron	244	26,035
ExxonMobil	271	22,127
Schlumberger	168	12,195
		60,357
Real Estate Investment Trusts — 4.5%
American Tower, Cl A	337	42,442

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
AvalonBay Communities	216	$41,005
Crown Castle International	377	35,664
Equinix	98	40,935
Equity Residential	568	36,681
ProLogis	785	42,712
Public Storage	149	31,198
Simon Property Group	179	29,582
Welltower	514	36,720
		336,939
Technology — 1.9%
Alphabet, Cl A *	19	17,566
Apple	139	19,967
Cisco Systems	459	15,638
Facebook, Cl A	116	17,429
Intel	417	15,075
International Business Machines	86	13,785
Microsoft	257	17,594
Oracle	328	14,747
QUALCOMM	260	13,972
		145,773
Telecommunications — 0.3%
AT&T	321	12,721
Verizon Communications	244	11,202
		23,923
TOTAL UNITED STATES		1,323,335
TOTAL COMMON STOCK
(Cost $1,408,673)		1,572,793

TOTAL INVESTMENTS — 99.3%
(Cost $7,810,044)		$7,475,856

Percentages are based on Net Assets of $7,527,565.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

PJSC — Private Joint Stock Company

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Permanent ETF

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,571,234	$—	$3,571,234
Exchange Traded Funds	2,331,829	—	—	2,331,829
Common Stock	1,572,793	—	—	1,572,793
Total Investments in Securities	$3,904,622	$3,571,234	$—	$7,475,856

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 1.8%
Consumer Services — 1.8%
Restaurant Brands International	18,074	$1,015,217
CHINA — 1.7%
Technology — 1.7%
Baidu ADR *	5,398	972,881
IRELAND — 1.5%
Health Care — 1.5%
Horizon Pharma *	57,173	879,321
NETHERLANDS — 1.8%
Technology — 1.8%
NXP Semiconductors *	9,661	1,021,651
UNITED STATES — 93.1%
Basic Materials — 3.2%
Celanese, Cl A	11,131	968,842
LyondellBasell Industries, Cl A	10,728	909,305
		1,878,147
Consumer Goods — 14.3%
Adient	15,544	1,143,417
Constellation Brands, Cl A	6,345	1,094,766
Cooper-Standard Holding *	9,074	1,025,997
Herbalife * (A)	16,053	1,015,513
Kraft Heinz	10,930	987,963
Molson Coors Brewing, Cl B	10,036	962,352
Mondelez International, Cl A	21,910	986,607

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Reynolds American	16,498	$1,064,121
		8,280,736
Consumer Services — 24.4%
Amazon.com *	1,176	1,087,788
AutoNation *	20,889	877,338
CBS, Cl B	15,220	1,013,043
Charter Communications, Cl A *	3,048	1,052,048
Delta Air Lines	19,363	879,855
Extended Stay America	56,160	979,430
GrubHub * (A)	26,709	1,147,953
Home Depot	7,000	1,092,700
Marriott International, Cl A	11,078	1,045,985
Netflix *	6,966	1,060,225
Sotheby's *	23,543	1,114,996
Southwest Airlines	17,318	973,618
United Continental Holdings *	13,081	918,417
Yum! Brands	14,482	952,191
		14,195,587
Financials — 10.1%
Aon	8,503	1,018,999
Bank of America	40,400	942,936
Berkshire Hathaway, Cl B *	5,924	978,704
Investors Bancorp	66,687	923,615
JPMorgan Chase	10,983	955,521
Western Union	50,896	1,010,795
		5,830,570
Health Care — 8.9%
Allergan	3,984	971,538
Cigna	6,762	1,057,374
DENTSPLY SIRONA	16,432	1,039,160
Humana	4,833	1,072,829
Incyte *	8,196	1,018,599
		5,159,500
Industrials — 9.2%
Dycom Industries *	12,129	1,281,550
First Data, Cl A *	61,169	955,460
Macquarie Infrastructure	12,739	1,036,572
Sherwin-Williams	3,198	1,070,307
Spirit Aerosystems Holdings, Cl A	17,205	983,438
		5,327,327
Oil & Gas — 4.8%
Cheniere Energy *	20,781	942,418
Hess	19,484	951,404

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Pioneer Natural Resources	5,013	$867,199
		2,761,021
Real Estate Investment Trusts — 3.8%
American Tower, Cl A	9,287	1,169,605
Crown Castle International	11,090	1,049,114
		2,218,719
Technology — 12.7%
Apple	7,314	1,050,656
Autodesk *	11,748	1,058,142
Broadcom, Cl A	4,833	1,067,175
CDK Global	15,274	992,963
Facebook, Cl A *	7,427	1,115,907
Microsoft	15,358	1,051,409
Yahoo! *	21,710	1,046,639
		7,382,891
Telecommunications — 1.7%
Sprint *	108,652	981,128
TOTAL UNITED STATES		54,015,626
TOTAL COMMON STOCK
(Cost $52,148,522)		57,904,696
REPURCHASE AGREEMENTS — 1.7%
Barclays Bank
0.800%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $613,989 (collateralized by U.S Treasury Obligations, ranging in par value $1-$288,860, 0.000%-6.375%, 5/4/17-08/15/40, with a total market value of $626,227) (B)	$613,948	613,948
Deutsche Bank
0.830%, dated 04/28/17, to be repurchased on 05/01/17 repurchase price $396,352 (collateralized by U.S. Treasury Obligation, par value $379,901, 3.625%, 2/15/20 with a total market value of $404,547) (B)	396,325	396,325

TOTAL REPURCHASE AGREEMENTS
(Cost $1,010,273)		1,010,273
TOTAL INVESTMENTS — 101.6%
(Cost $53,158,795)		$58,914,969

Percentages are based on Net Assets of $57,966,665.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $1,054,530.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2017 was $1,010,273.

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® Index ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,904,696	$—	$—	$57,904,696
Repurchase Agreements	—	1,010,273	—	1,010,273
Total Investments in Securities	$57,904,696	$1,010,273	$—	$58,914,969

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® Activist Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 2.0%
Consumer Services — 2.0%
Restaurant Brands International	543	$30,500
UNITED STATES — 97.7%
Basic Materials — 11.5%
Arconic	1,021	27,904
CONSOL Energy *	1,748	26,535
Dow Chemical	488	30,646
EI du Pont de Nemours	383	30,544
Freeport-McMoRan Copper & Gold *	1,947	24,824
Platform Specialty Products *	2,293	32,492
		172,945
Consumer Goods — 7.3%
ConAgra Foods	747	28,969
Herbalife *	483	30,555
Mondelez International, Cl A	658	29,629
Navistar International *	756	20,344
		109,497
Consumer Services — 24.3%
Charter Communications, Cl A *	92	31,755
Chipotle Mexican Grill, Cl A *	71	33,687
Comcast, Cl A	779	30,529
Cracker Barrel Old Country Store	179	28,674
Scripps Networks Interactive, Cl A	388	28,991
Sysco	566	29,925
Time Warner	310	30,774
Twenty-First Century Fox, Cl B	984	29,382
Wendy's	2,080	30,659
Whole Foods Market	620	22,549

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wynn Resorts	299	$36,781
Yum! Brands	435	28,601
		362,307
Financials — 13.8%
American International Group	490	29,846
Bank of America	1,214	28,335
Bank of New York Mellon	629	29,600
CBRE Group, Cl A *	842	30,152
JPMorgan Chase	329	28,623
Morgan Stanley	642	27,844
Willis Towers Watson	238	31,564
		205,964
Health Care — 5.9%
Allergan	120	29,263
Baxter International	603	33,575
Perrigo	351	25,953
		88,791
Industrials — 14.5%
Alliance Data Systems	130	32,452
FedEx	153	29,024
General Electric	983	28,497
PayPal Holdings *	713	34,025
Pentair	504	32,513
United Technologies	267	31,770
Xerox	3,994	28,717
		216,998
Oil & Gas — 7.7%
Baker Hughes	485	28,794
Cheniere Energy *	626	28,389
CVR Energy	1,386	30,340
Hess	584	28,517
		116,040
Technology — 10.6%
Alphabet, Cl C *	37	33,521
Apple	220	31,603
Dell Technologies, Cl V *	458	30,736
Microsoft	463	31,697
Yahoo! *	654	31,529
		159,086
Telecommunications — 2.1%
Level 3 Communications *	519	31,534

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® Activist Index ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$1,463,162

TOTAL COMMON STOCK
(Cost $1,305,316)		1,493,662
TOTAL INVESTMENTS — 99.7%
(Cost $1,305,316)		$1,493,662

Percentages are based on Net Assets of $1,497,553.

*	Non-income producing security.

Cl — Class

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® International Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA — 4.8%
Oil & Gas — 2.4%
YPF ADR	1,370	$35,387
Utilities — 2.4%
Pampa Energia ADR *	628	34,251
TOTAL ARGENTINA		69,638
BRAZIL—9.2%
Consumer Goods — 2.0%
AMBEV ADR	5,101	29,229
Financials — 1.9%
Itau Unibanco Holding ADR	2,226	27,380
Industrials — 1.6%
Embraer ADR	1,248	23,962
Oil & Gas — 1.7%
Petroleo Brasileiro ADR *	2,709	24,408
Telecommunications — 2.0%
Tim Participacoes ADR	1,840	29,642
TOTAL BRAZIL		134,621
CANADA — 19.8%
Basic Materials — 3.2%
Barrick Gold	1,467	24,528
Turquoise Hill Resources *	8,409	22,957
		47,485
Consumer Goods — 2.3%
Gildan Activewear, Cl A	1,183	33,171

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 2.1%
Restaurant Brands International	549	$30,837
Financials — 1.8%
Toronto-Dominion Bank	550	25,900
Industrials — 2.0%
Canadian Pacific Railway	195	29,884
Oil & Gas — 5.9%
Canadian Natural Resources	982	31,296
Gran Tierra Energy *	10,647	26,830
Suncor Energy	924	28,977
		87,103
Technology — 2.5%
BlackBerry *	3,895	36,379
TOTAL CANADA		290,759
CHINA — 8.5%
Consumer Services — 4.6%
Alibaba Group Holding ADR *	290	33,495
Vipshop Holdings ADR *	2,400	33,288
		66,783
Technology — 3.9%
Baidu ADR *	158	28,476
SINA *	386	29,649
		58,125
TOTAL CHINA		124,908
HONG KONG — 4.5%
Consumer Services — 2.6%
Melco Crown Entertainment ADR	1,717	37,688
Telecommunications — 1.9%
China Mobile ADR	520	27,727
TOTAL HONG KONG		65,415
INDIA — 4.1%
Industrials — 2.1%
Tata Motors ADR	872	31,104
Technology — 2.0%
Infosys ADR	1,961	28,552
TOTAL INDIA		59,656
IRELAND — 3.9%
Health Care — 1.9%
Shire ADR	161	28,491
Industrials — 2.0%
AerCap Holdings *	625	28,756

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
TOTAL IRELAND		$57,247
ISRAEL — 7.6%
Health Care — 1.8%
Teva Pharmaceutical Industries ADR	846	26,717
Technology — 5.8%
Mellanox Technologies *	595	28,084
NICE Systems ADR	423	28,531
Tower Semiconductor *	1,290	27,761
		84,376
TOTAL ISRAEL		111,093
LUXEMBOURG — 1.9%
Financials — 1.9%
Altisource Portfolio Solutions *	1,275	28,165
MEXICO — 4.6%
Industrials — 2.1%
Cemex ADR *	3,361	30,988
Telecommunications — 2.5%
America Movil ADR, Ser L, Cl L	2,328	35,828
TOTAL MEXICO		66,816
NETHERLANDS — 3.7%
Basic Materials — 1.7%
ArcelorMittal	3,203	24,984
Oil & Gas — 2.0%
Royal Dutch Shell ADR, Cl A	559	29,174
TOTAL NETHERLANDS		54,158
PERU — 3.7%
Basic Materials — 1.8%
Cia de Minas Buenaventura ADR	2,222	26,686
Financials — 1.9%
Credicorp Ltd.	181	27,813
TOTAL PERU		54,499
SOUTH KOREA — 2.1%
Telecommunications — 2.1%
SK Telecom ADR	1,334	31,469
SWITZERLAND — 4.1%
Basic Materials — 2.2%
Syngenta ADR *	342	31,816
Financials — 1.9%
Credit Suisse Group ADR	1,892	28,872

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SWITZERLAND		$60,688
TAIWAN — 2.0%
Technology — 2.0%
Taiwan Semiconductor Manufacturing ADR	905	29,928
UNITED KINGDOM — 3.6%
Basic Materials — 1.7%
Rio Tinto ADR	641	25,525
Health Care — 1.9%
GW Pharmaceuticals ADR *	228	27,070
TOTAL UNITED KINGDOM		52,595
UNITED STATES — 11.6%
Basic Materials — 1.8%
Methanex	584	26,806
Financials — 3.6%
Bank of Nova Scotia	467	25,979
Royal Bank of Canada	386	26,433
		52,412
Oil & Gas — 2.0%
TransCanada	623	28,932
Technology — 2.2%
LINE ADR *	940	32,279
Telecommunications — 2.0%
VEON ADR	7,121	29,410
TOTAL UNITED STATES		169,839

TOTAL COMMON STOCK
(Cost $1,396,742)		1,461,494
TOTAL INVESTMENTS — 99.7%
(Cost $1,396,742)		$1,461,494

Percentages are based on Net Assets of $1,465,797.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Basic Materials — 3.0%
Air Products & Chemicals	369	$51,844
Albemarle	1,716	186,889
Arconic	6,869	187,730
Celanese, Cl A	3,243	282,271
Dow Chemical	2,551	160,203
Eastman Chemical	2,232	178,002
Freeport-McMoRan Copper & Gold *	7,399	94,337
International Flavors & Fragrances	2,064	286,050
International Paper	2,739	147,824
Mosaic	8,559	230,494
Newmont Mining	23,960	810,088
Nucor	2,686	164,732
Praxair	626	78,237
Steel Dynamics	4,462	161,257
		3,019,958
Consumer Goods — 12.1%
Activision Blizzard	5,254	274,521
Altria Group	2,487	178,517
Archer-Daniels-Midland	2,793	127,780
Autoliv	2,030	203,386
BorgWarner	2,808	118,722
Brown-Forman, Cl B	2,265	107,180
Bunge	9,710	767,381
Campbell Soup	7,415	426,659
Church & Dwight	6,144	304,313

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Clorox	2,977	$397,995
Coach	5,947	234,252
Coca-Cola	2,153	92,902
Colgate-Palmolive	2,058	148,258
ConAgra Foods	9,850	381,983
Constellation Brands, Cl A	1,106	190,829
Coty, Cl A	3,733	66,634
DR Horton	5,583	183,625
Dr Pepper Snapple Group	2,236	204,929
Electronic Arts *	1,708	161,953
Estee Lauder, Cl A	2,273	198,069
Ford Motor	4,939	56,650
General Mills	2,177	125,199
General Motors	1,791	62,040
Genuine Parts	1,016	93,492
Goodyear Tire & Rubber	3,820	138,399
Hanesbrands	6,258	136,487
Harley-Davidson	2,256	128,164
Hasbro	3,484	345,299
Hershey	3,688	399,042
Hormel Foods	6,026	211,392
Ingredion	1,325	164,062
JM Smucker	3,061	387,890
Kellogg	3,570	253,470
Kimberly-Clark	476	61,761
Kraft Heinz	1,345	121,575
Lear	878	125,255
Lennar, Cl A	3,430	173,215
LKQ *	3,652	114,089
Mattel	8,940	200,435
McCormick	3,455	345,154
Mohawk Industries *	1,080	253,573
Molson Coors Brewing, Cl B	3,484	334,081
Mondelez International, Cl A	3,018	135,901
Monsanto	1,413	164,770
Newell Brands	2,041	97,437
NIKE, Cl B	1,478	81,896
PepsiCo	1,576	178,529
Philip Morris International	1,601	177,455
Procter & Gamble	2,045	178,590
PVH	5,125	517,779
Reynolds American	3,762	242,649
Snap-On	675	113,083
Stanley Black & Decker	3,401	463,046

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Tesla Motors *	368	$115,578
Tyson Foods, Cl A	8,048	517,164
VF	1,235	67,468
Whirlpool	650	120,692
		12,172,649
Consumer Services — 9.8%
Advance Auto Parts	662	94,097
Alaska Air Group	1,255	106,788
Amazon.com *	148	136,899
AmerisourceBergen, Cl A	1,621	133,003
AutoZone *	162	112,135
Best Buy	10,710	554,885
Cardinal Health	1,219	88,487
Carnival	2,925	180,677
CBS, Cl B	1,144	76,145
Charter Communications, Cl A *	851	293,731
Chipotle Mexican Grill, Cl A *	564	267,601
Comcast, Cl A	7,539	295,453
Costco Wholesale	343	60,889
CVS Health	2,892	238,416
Darden Restaurants	4,788	407,890
Delta Air Lines	2,452	111,419
DISH Network, Cl A *	1,344	86,607
Dollar Tree *	1,134	93,861
Expedia	560	74,883
Foot Locker	3,997	309,128
Hilton Worldwide Holdings	1,524	89,870
Interpublic Group	3,766	88,765
Kroger	2,403	71,249
L Brands	2,126	112,274
Las Vegas Sands	1,068	63,002
Liberty Interactive, Cl A *	6,700	141,906
Macy's	7,721	225,608
Marriott International, Cl A	1,364	128,789
McDonald's	1,129	157,981
McKesson	512	70,805
MGM Resorts International	7,403	227,346
Nielsen Holdings	3,602	148,150
Omnicom Group	1,208	99,201
O'Reilly Automotive *	341	84,619
priceline.com *	67	123,737
Ross Stores	1,005	65,325
Royal Caribbean Cruises	2,197	234,200
Sirius XM Holdings	50,311	249,040

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Southwest Airlines	2,715	$152,637
Starbucks	1,340	80,481
Sysco	4,610	243,731
Target	4,396	245,516
Tiffany	2,848	261,019
Time Warner	3,267	324,315
TJX	2,859	224,832
Tractor Supply	857	53,057
Ulta Salon Cosmetics & Fragrance *	1,006	283,128
United Continental Holdings *	3,246	227,902
Walgreens Boots Alliance	1,984	171,695
Wal-Mart Stores	7,406	556,783
Walt Disney	1,832	211,779
Whole Foods Market	5,142	187,015
Wyndham Worldwide	1,771	168,794
Wynn Resorts	1,318	162,127
Yum! Brands	3,063	201,392
		9,861,064
Financials — 18.9%
Affiliated Managers Group	301	49,843
Aflac	3,156	236,321
Alleghany *	523	319,396
Allstate	2,603	211,598
Ally Financial	11,495	227,601
American Express	1,160	91,930
American International Group	3,685	224,453
Ameriprise Financial	603	77,094
Aon	1,497	179,401
Arch Capital Group *	8,787	852,075
Arthur J Gallagher	5,791	323,196
Bank of America	9,535	222,547
Bank of New York Mellon	5,355	252,006
BB&T	5,514	238,094
Berkshire Hathaway, Cl B *	1,182	195,278
BlackRock, Cl A	172	66,146
Capital One Financial	1,044	83,917
Charles Schwab	5,382	209,091
Chubb	2,043	280,402
Cincinnati Financial	4,447	320,584
CIT Group	6,533	302,543
Citigroup	1,232	72,836
Citizens Financial Group	10,178	373,634
CME Group, Cl A	5,122	595,125
Comerica	8,991	635,664

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	2,788	$174,501
E*TRADE Financial *	5,627	194,413
Equifax	1,672	226,238
Everest Re Group	2,317	583,212
Fifth Third Bancorp	17,126	418,388
First Republic Bank	5,873	543,018
FNF Group	8,841	362,039
Franklin Resources	3,029	130,580
Goldman Sachs Group	891	199,406
Hartford Financial Services Group	4,620	223,423
Huntington Bancshares	40,674	523,068
IHS Markit *	4,265	185,101
Intercontinental Exchange	7,244	436,089
Invesco	3,784	124,645
JPMorgan Chase	3,245	282,315
KeyCorp	23,306	425,101
Liberty Broadband, Cl C *	3,161	288,157
Lincoln National	2,236	147,419
Loews	8,073	376,363
M&T Bank	2,959	459,858
Markel *	437	423,715
Marsh & McLennan	1,975	146,407
Mastercard, Cl A	1,323	153,891
MetLife	2,634	136,468
Moody's	513	60,698
Morgan Stanley	2,023	87,737
Nasdaq	4,995	344,006
New York Community Bancorp	26,651	354,192
Northern Trust	2,983	268,470
PNC Financial Services Group	2,623	314,104
Principal Financial Group	3,213	209,263
Progressive	10,109	401,530
Prudential Financial	736	78,774
Raymond James Financial	2,314	172,439
Regions Financial	29,688	408,210
S&P Global	492	66,021
SBA Communications, Cl A *	1,856	234,765
State Street	904	75,846
SunTrust Banks	2,560	145,434
SVB Financial Group *	493	86,738
Synchrony Financial	2,790	77,562
TD Ameritrade Holding	3,290	125,908
Torchmark	2,010	154,187
Travelers	1,323	160,956

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unum Group	4,124	$191,065
US Bancorp	3,500	179,480
Visa, Cl A	698	63,672
Wells Fargo	3,188	171,642
Western Union	3,238	64,307
Willis Towers Watson	2,225	295,080
XL Group	7,982	334,047
Zions Bancorporation	2,153	86,185
		19,016,908
Health Care — 11.4%
Abbott Laboratories	4,925	214,927
Aetna	4,180	564,593
Allergan	1,066	259,955
Anthem	2,150	382,463
Baxter International	7,653	426,119
Becton Dickinson	1,361	254,466
BioMarin Pharmaceutical *	1,656	158,711
Boston Scientific *	4,912	129,579
Centene *	3,093	230,119
Cigna	2,494	389,987
Cooper	2,252	451,143
CR Bard	1,358	417,558
DaVita Healthcare Partners *	3,277	226,146
DENTSPLY SIRONA	3,505	221,656
Edwards Lifesciences *	1,398	153,319
Eli Lilly	1,543	126,618
Express Scripts Holding *	3,867	237,202
HCA Holdings *	2,162	182,062
Henry Schein *	711	123,572
Hologic *	5,727	258,574
Humana	1,042	231,303
IDEXX Laboratories *	1,047	175,613
Incyte *	1,137	141,307
Intuitive Surgical *	314	262,463
Johnson & Johnson	1,414	174,587
Laboratory Corp of America Holdings *	2,633	369,015
Medtronic	3,267	271,455
Merck	6,055	377,408
Mylan *	3,015	112,610
Perrigo	2,019	149,285
Pfizer	8,687	294,663
Quest Diagnostics	5,511	581,466
Quintiles IMS Holdings *	1,469	123,807
ResMed	4,304	292,629

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Stryker	1,176	$160,371
Thermo Fisher Scientific	1,531	253,120
UnitedHealth Group	1,579	276,135
Universal Health Services, Cl B	4,033	487,025
Varian Medical Systems *	4,359	395,536
Waters *	2,341	397,713
Zimmer Biomet Holdings	2,273	271,964
Zoetis, Cl A	5,062	284,029
		11,492,273
Industrials — 13.0%
3M	689	134,927
Accenture, Cl A	776	94,129
Agilent Technologies	3,408	187,610
Alliance Data Systems	408	101,849
AMETEK	2,124	121,493
Amphenol, Cl A	2,625	189,814
Automatic Data Processing	990	103,445
Ball	3,406	261,887
Boeing	517	95,557
Broadridge Financial Solutions	1,621	113,373
Caterpillar	1,233	126,087
CH Robinson Worldwide	6,400	465,280
Cintas	970	118,796
CSX	4,419	224,662
Cummins	1,375	207,542
Danaher	3,150	262,489
Deere	4,748	529,924
Dover	1,612	127,154
Eaton	1,666	126,016
Emerson Electric	847	51,057
Expeditors International of Washington	6,687	375,074
Fastenal	3,882	173,448
FedEx	961	182,302
Fidelity National Information Services	2,363	198,941
Fiserv *	899	107,107
FleetCor Technologies *	354	49,964
Fluor	2,082	106,848
Fortune Brands Home & Security	1,059	67,501
General Dynamics	759	147,087
General Electric	4,733	137,210
Global Payments	2,360	192,954
Honeywell International	794	104,125
Illinois Tool Works	878	121,243
Ingersoll-Rand	2,852	253,115

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	1,332	$119,427
Johnson Controls International	2,316	96,276
Kansas City Southern	3,162	284,802
L3 Technologies	1,878	322,584
Lockheed Martin	774	208,554
Martin Marietta Materials	2,012	443,022
Masco	4,307	159,445
Mettler-Toledo International *	494	253,630
Norfolk Southern	935	109,853
Northrop Grumman	547	134,540
PACCAR	848	56,587
Parker-Hannifin	1,237	198,910
Paychex	2,983	176,832
PayPal Holdings *	1,563	74,586
Pentair	1,821	117,473
Raytheon	1,204	186,873
Republic Services, Cl A	8,707	548,454
Rockwell Automation	796	125,251
Rockwell Collins	1,173	122,098
Roper Technologies	1,309	286,278
Sealed Air	2,084	91,738
TE Connectivity	1,796	138,956
Textron	2,620	122,249
Total System Services	3,587	205,571
TransDigm Group *	1,386	341,968
Union Pacific	1,169	130,881
United Parcel Service, Cl B	634	68,129
United Rentals *	515	56,475
United Technologies	986	117,324
Valspar	2,159	242,758
Vantiv, Cl A *	4,683	290,533
Verisk Analytics, Cl A *	4,329	358,484
Vulcan Materials	3,281	396,608
Waste Management	2,266	164,919
Westrock	2,103	112,637
WW Grainger	1,092	210,428
Xylem	3,827	196,746
		13,131,889
Oil & Gas — 4.7%
Anadarko Petroleum	882	50,292
Apache	1,345	65,421
Baker Hughes	3,629	215,454
Cabot Oil & Gas	8,339	193,798
Cheniere Energy *	1,534	69,567

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Chevron	1,161	$123,879
Cimarex Energy	685	79,926
Concho Resources *	2,931	371,240
ConocoPhillips	2,401	115,032
Devon Energy	1,746	68,949
Diamondback Energy *	933	93,151
EOG Resources	2,671	247,067
EQT	6,320	367,445
ExxonMobil	4,489	366,527
Halliburton	4,452	204,258
Hess	1,481	72,317
Kinder Morgan	6,443	132,919
Marathon Oil	8,884	132,105
Marathon Petroleum	2,309	117,620
National Oilwell Varco	6,201	216,849
Newfield Exploration *	2,443	84,577
Noble Energy	4,237	136,982
Occidental Petroleum	4,828	297,115
Phillips 66	789	62,773
Pioneer Natural Resources	1,360	235,266
Schlumberger	1,916	139,082
Targa Resources	2,383	131,375
Tesoro	2,525	201,268
Valero Energy	2,370	153,126
		4,745,380
Real Estate Investment Trusts — 6.9%
Alexandria Real Estate Equities	1,432	161,114
American Tower, Cl A	1,030	129,718
Annaly Capital Management	79,407	937,797
AvalonBay Communities	1,171	222,303
CBRE Group, Cl A *	1,585	56,759
Crown Castle International	2,085	197,241
Digital Realty Trust	3,108	356,923
Duke Realty	5,562	154,234
Equinix	329	137,423
Equity Residential	2,514	162,354
Essex Property Trust	1,309	320,011
Extra Space Storage	2,272	171,604
Federal Realty Investment Trust	935	122,382
GGP	6,055	130,849
HCP	5,000	156,750
Host Hotels & Resorts,	6,709	120,427
Kimco Realty	8,034	163,010
Macerich	4,649	290,237

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Mid-America Apartment Communities	2,750	$272,827
ProLogis	3,255	177,105
Public Storage	239	50,042
Realty Income,	10,889	635,373
SL Green Realty	1,712	179,640
UDR,	6,666	248,908
Ventas	5,359	343,030
VEREIT	52,431	438,847
Vornado Realty Trust	1,084	104,324
Welltower	5,590	399,350
Weyerhaeuser	4,337	146,894
		6,987,476
Technology — 7.9%
Adobe Systems *	743	99,369
Akamai Technologies *	3,953	240,896
Amdocs	8,405	514,722
Analog Devices	639	48,692
ANSYS *	1,263	139,132
Autodesk *	1,508	135,826
Broadcom, Cl A	510	112,613
CA	6,536	214,577
CDK Global	1,635	106,291
Cerner *	1,921	124,385
Check Point Software Technologies *	2,577	268,034
Cisco Systems	3,844	130,965
Citrix Systems *	2,195	177,663
Corning	6,997	201,863
F5 Networks *	1,872	241,731
Facebook, Cl A *	642	96,461
Gartner *	1,725	196,805
Harris	2,356	263,613
Hewlett Packard Enterprise	4,092	76,234
HP	6,127	115,310
Intel	2,248	81,265
International Business Machines	937	150,192
Intuit	991	124,083
Juniper Networks	8,711	261,940
KLA-Tencor	1,902	186,814
Lam Research	2,007	290,714
Maxim Integrated Products	5,665	250,110
Microchip Technology	1,642	124,102
Micron Technology *	11,775	325,814
Microsoft	940	64,353
Motorola Solutions	4,035	346,889

 The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
NetApp	6,700	$266,995
NVIDIA	845	88,134
Palo Alto Networks *	939	101,797
QUALCOMM	2,247	120,754
Seagate Technology	2,188	92,180
ServiceNow *	1,407	132,933
Skyworks Solutions	1,009	100,638
Symantec	13,794	436,304
Synopsys *	3,047	224,564
Texas Instruments	1,313	103,963
Twitter *	8,271	136,306
VeriSign *	784	69,713
Western Digital	1,365	121,581
Workday, Cl A *	760	66,424
Xilinx	1,073	67,717
Yahoo! *	2,919	140,725
		7,982,186
Telecommunications — 1.3%
AT&T	9,383	371,848
CenturyLink	5,340	137,078
Level 3 Communications *	2,396	145,581
T-Mobile US *	7,762	522,150
Verizon Communications	2,873	131,899
		1,308,556
Utilities — 10.8%
Alliant Energy	9,063	356,357
Ameren	6,662	364,345
American Electric Power	4,844	328,569
American Water Works	8,233	656,664
CenterPoint Energy	14,489	413,371
CMS Energy	12,654	574,492
Consolidated Edison	8,306	658,500
Dominion Resources	1,977	153,079
DTE Energy	3,972	415,431
Duke Energy	7,947	655,628
Edison International	6,097	487,577
Entergy	4,448	339,204
Eversource Energy	7,076	420,314
Exelon	10,075	348,897
FirstEnergy	8,808	263,712
NextEra Energy	2,565	342,581
NiSource	9,565	231,951
ONEOK	2,100	110,481
PG&E	5,366	359,790

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pinnacle West Capital	3,885	$330,575
PPL	5,579	212,616
Public Service Enterprise Group	5,027	221,439
SCANA	5,667	375,779
Sempra Energy	1,082	122,288
Southern	11,157	555,619
WEC Energy Group	11,262	681,576
Westar Energy, Cl A	5,963	310,255
Xcel Energy	12,603	567,765
		10,858,855

TOTAL COMMON STOCK
(Cost $91,082,744)		100,577,194
TOTAL INVESTMENTS — 99.8%
(Cost $91,082,744)		$100,577,194

Percentages are based on Net Assets of $100,822,876.

*	Non-income producing security.

Cl — Class

S&P — Standard & Poor's

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.0%
AUSTRIA — 1.8%
Basic Materials — 0.1%
voestalpine	571	$23,849
Financials — 0.8%
BUWOG	1,497	40,411
Erste Group Bank *	1,346	48,105
IMMOFINANZ	10,642	22,134
Raiffeisen Bank International	766	17,458
		128,108
Industrials — 0.3%
ANDRITZ	448	24,768
Wienerberger	1,784	41,768
		66,536
Oil & Gas — 0.5%
OMV	1,606	73,932
Technology — 0.1%
AMS	396	25,460
TOTAL AUSTRIA		317,885
BELGIUM — 4.1%
Basic Materials — 0.3%
Solvay	222	28,224
Umicore	436	25,519
		53,743
Consumer Goods — 0.1%
Ontex Group	417	13,909

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.4%
Colruyt	962	$49,387
Telenet Group Holding	401	24,349
		73,736
Financials — 1.7%
Ackermans & van Haaren	499	81,616
Ageas	765	31,322
Groupe Bruxelles Lambert	417	39,964
KBC Groep	444	32,046
Sofina	689	98,851
		283,799
Health Care — 0.6%
UCB	1,339	104,341
Industrials — 0.3%
bpost	2,537	60,778
Real Estate Investment Trusts — 0.5%
Cofinimmo	794	96,060
Telecommunications — 0.2%
Proximus	991	30,308
TOTAL BELGIUM		716,674
DENMARK — 4.3%
Consumer Goods — 0.4%
Carlsberg, Cl B	434	43,306
Pandora	116	12,534
Royal Unibrew	245	10,650
		66,490
Financials — 1.0%
Danske Bank	1,503	54,576
Jyske Bank	1,040	55,566
Sydbank	1,294	47,063
Tryg	2,036	39,052
		196,257
Health Care — 1.6%
Christian Hansen Holding	1,101	74,186
Coloplast, Cl B	331	28,327
Genmab *	97	19,287
GN Store Nord	1,395	36,275
H Lundbeck	585	29,979
Novo Nordisk, Cl B	408	15,872
Novozymes, Cl B	180	7,775
William Demant Holding	3,700	84,676
		296,377

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
A P Moller - Maersk, Cl B	13	$22,479
DSV	567	31,580
ISS	729	30,228
		84,287
Oil & Gas — 0.1%
Vestas Wind Systems	110	9,470
Technology — 0.1%
SimCorp	237	14,855
Telecommunications — 0.5%
TDC	15,387	82,570
Utilities — 0.1%
DONG Energy (A)	320	12,604
TOTAL DENMARK		762,910
FINLAND—3.0%
Basic Materials — 0.5%
Outokumpu	1,587	15,234
Stora Enso, Cl R	3,150	37,457
UPM-Kymmene	1,248	32,929
		85,620
Consumer Goods — 0.2%
Amer Sports *	562	12,454
Nokian Renkaat	404	17,377
		29,831
Consumer Services — 0.3%
Kesko, Cl B	978	45,816
Financials — 0.2%
Sampo, Cl A	788	37,747
Health Care — 0.3%
Orion, Cl B	884	50,682
Industrials — 0.4%
Huhtamaki	997	38,628
Kone, Cl B	373	17,084
Metso	701	25,137
		80,849
Oil & Gas — 0.5%
Neste	2,120	86,549
Technology — 0.2%
Nokia	3,650	20,867
Tieto	384	12,047
		32,914

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.1%
Elisa	594	$20,226
Utilities — 0.3%
Fortum	4,165	60,594
TOTAL FINLAND		530,828
FRANCE—15.4%
Basic Materials — 0.6%
Air Liquide	101	12,164
Arkema	466	49,329
Imerys	525	45,158
		106,651
Consumer Goods — 2.3%
Christian Dior	86	23,595
Cie Generale des Etablissements Michelin, Cl B	312	40,753
Danone	283	19,778
Faurecia	413	20,157
Hermes International	88	42,087
L'Oreal	189	37,632
LVMH Moet Hennessy Louis Vuitton	102	25,158
Pernod Ricard	408	51,027
Peugeot	1,281	26,831
Plastic Omnium	333	13,022
Renault	123	11,467
SEB	410	66,077
Societe BIC	226	25,398
UBISOFT Entertainment	330	15,632
		418,614
Consumer Services — 2.4%
Carrefour	619	14,576
Casino Guichard Perrachon	471	28,363
Elior Group (A)	1,860	46,383
Eutelsat Communications	2,230	52,769
JCDecaux	382	13,471
Kering	283	87,691
Lagardere SCA	1,719	52,638
Publicis Groupe	442	31,897
Sodexo	163	20,714
Vivendi	2,072	41,098
		389,600
Financials — 1.9%
Amundi (A)	343	22,560
AXA	890	23,754
BNP Paribas	414	29,205
CNP Assurances	1,435	29,956

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Credit Agricole	1,389	$20,646
Fonciere Des Regions	505	45,060
Natixis	4,002	27,835
Nexity	798	43,375
SCOR	1,254	49,596
Societe Generale	296	16,184
Wendel	294	41,187
		349,358
Health Care — 1.4%
BioMerieux	87	17,389
Essilor International	87	11,269
Ipsen	526	61,202
Orpea	864	88,214
Sanofi	709	66,868
		244,942
Industrials — 3.9%
Aeroports de Paris	605	80,672
Alstom	1,973	62,628
Bollore	8,271	33,640
Bouygues	768	32,277
Bureau Veritas	729	16,881
Cie de Saint-Gobain	415	22,392
Dassault Aviation	12	16,395
Edenred	576	14,743
Eiffage	490	41,491
Eurazeo	428	29,008
Legrand	237	15,338
Rexel	2,713	48,451
Safran	247	20,447
Schneider Electric *	280	22,105
Teleperformance	834	104,759
Thales	415	43,618
Vinci	514	43,715
Zodiac Aerospace	520	12,622
		661,182
Oil & Gas — 0.2%
Total	679	34,877
Real Estate Investment Trusts — 0.7%
Gecina	521	74,095
ICADE	749	55,601
Klepierre	691	27,119
		156,815

The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Technology — 0.9%
Atos	550	$72,050
Capgemini	230	23,017
Dassault Systemes	397	35,419
Iliad	69	16,748
Ingenico Group	132	11,956
		159,190
Telecommunications — 0.2%
Orange	2,603	40,250
Utilities — 0.9%
Electricite de France	2,803	23,399
Engie	1,438	20,278
Rubis SCA	642	65,212
Suez	1,755	28,830
Veolia Environnement	1,221	23,188
		160,907
TOTAL FRANCE		2,722,386
GERMANY — 10.8%
Basic Materials — 2.0%
Aurubis	809	56,540
BASF	352	34,291
Bayer	94	11,628
Brenntag	246	14,583
Covestro (A)	168	13,091
Evonik Industries	1,082	36,119
K+S	1,606	38,308
LANXESS	575	41,514
Linde	267	47,960
Symrise	518	36,253
		330,287
Consumer Goods — 1.0%
adidas	44	8,811
Bayerische Motoren Werke	167	15,939
Beiersdorf	244	24,269
Daimler	192	14,301
HUGO BOSS	184	13,992
OSRAM Licht	872	58,388
Rheinmetall	526	48,257
		183,957
Consumer Services — 0.6%
Axel Springer	449	25,185
Deutsche Lufthansa	2,284	39,396
Fielmann	166	12,686
METRO	466	15,330

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
ProSiebenSat.1 Media	150	$6,369
TUI	440	6,393
Zalando (A)	343	15,121
		120,480
Financials — 2.2%
Aareal Bank	729	29,289
Allianz	170	32,359
Commerzbank	3,130	30,659
Deutsche Annington Immobilien	2,197	79,512
Deutsche Bank	692	12,456
Deutsche EuroShop	970	39,362
Deutsche Wohnen	1,015	34,695
Hannover Rueck	398	47,717
LEG Immobilien	555	47,660
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	226	43,302
		397,011
Health Care — 1.0%
Fresenius & KGaA	532	43,107
Fresenius Medical Care & KGaA	413	36,631
Gerresheimer	462	36,233
Merck KGaA	373	43,786
STADA Arzneimittel	193	13,667
		173,424
Industrials — 2.4%
Deutsche Post	428	15,380
Fraport Frankfurt Airport Services Worldwide	606	47,645
GEA Group	569	24,190
HeidelbergCement	251	23,233
HOCHTIEF	152	27,377
KION Group	1,077	72,935
MAN	653	68,577
MTU Aero Engines	521	74,690
Siemens	144	20,636
Wirecard	731	43,152
		417,815
Technology — 0.3%
SAP	265	26,569
Software	303	13,330
United Internet	520	23,927
		63,826
Telecommunications — 1.0%
Deutsche Telekom	2,490	43,655
Drillisch	425	22,772

The accompanying notes are an integral part of the financial statements.

63

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Freenet	1,473	$46,212
Telefonica Deutschland Holding	13,179	63,863
		176,502
Utilities — 0.3%
E.ON	1,560	12,158
RWE *	2,001	33,131
		45,289
TOTAL GERMANY		1,908,591
IRELAND — 0.9%
Consumer Goods — 0.4%
Glanbia	2,544	49,644
Kerry Group, Cl A	220	17,972
		67,616
Financials — 0.1%
Bank of Ireland *	75,102	18,892
Industrials — 0.4%
CRH	631	23,001
Smurfit Kappa Group	1,949	52,189
		75,190
TOTAL IRELAND		161,698
ISLE OF MAN — 0.2%
Industrials — 0.2%
Paysafe Group *	6,414	37,665
ITALY — 4.5%
Basic Materials — 0.3%
Tenaris	2,753	43,109
Consumer Goods — 0.7%
Davide Campari-Milano	3,164	37,417
Ferrari	129	9,700
Fiat Chrysler Automobiles	2,751	31,125
Luxottica Group	466	26,996
Moncler	1,264	31,190
		136,428
Financials — 1.4%
Assicurazioni Generali	1,623	25,680
Banca Popolare dell'Emilia Romagna SC	4,601	25,151
Banco BPM	5,753	16,727
EXOR	733	41,147
Intesa Sanpaolo	5,291	15,407
Mediobanca	3,246	31,194
Poste Italiane (A)	1,669	11,432
UniCredit	977	15,895

The accompanying notes are an integral part of the financial statements.

64

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unione di Banche Italiane SCpA	6,623	$27,881
UnipolSai	17,072	39,226
		249,740
Health Care — 0.2%
Recordati	1,047	38,776
Industrials — 0.7%
Atlantia	711	18,024
CNH Industrial	3,321	36,634
Finmeccanica	3,266	51,320
Prysmian	454	13,106
		119,084
Oil & Gas — 0.2%
Eni	1,375	21,366
Saipem *	51,552	22,208
		43,574
Telecommunications — 0.2%
Telecom Italia *	35,740	31,719
Utilities — 0.8%
A2A	23,321	34,665
Enel	6,680	31,744
Snam	10,392	45,922
Terna Rete Elettrica Nazionale	3,774	19,028
		131,359
TOTAL ITALY		793,789
LUXEMBOURG — 0.2%
Consumer Services — 0.1%
B&M European Value Retail	3,376	14,719
Health Care — 0.1%
Eurofins Scientific	49	24,123
TOTAL LUXEMBOURG		38,842
NETHERLANDS — 4.4%
Basic Materials — 0.7%
Akzo Nobel	418	36,542
ArcelorMittal	2,608	20,570
Koninklijke DSM	1,108	79,235
		136,347
Consumer Goods — 0.4%
Heineken	281	25,045
Heineken Holding	193	16,164
Unilever	585	30,670
		71,879

The accompanying notes are an integral part of the financial statements.

65

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.5%
Coca-Cola European Partners	260	$9,833
Koninklijke Ahold Delhaize	1,339	27,733
RELX	962	18,600
Wolters Kluwer	455	19,318
		75,484
Financials — 0.5%
ABN AMRO Group (A)	749	19,656
Aegon	5,050	25,731
Euronext (A)	166	8,139
ING Groep	1,349	21,954
NN Group	1,022	33,877
		109,357
Health Care — 0.2%
Koninklijke Philips	1,171	40,575
Industrials — 0.7%
Aalberts Industries	685	27,167
Boskalis Westminster	833	30,628
Koninklijke Vopak	678	30,580
PostNL	1,991	9,858
		98,233
Oil & Gas — 0.2%
SBM Offshore	2,276	37,486
Real Estate Investment Trusts — 0.4%
Unibail-Rodamco	120	29,461
Wereldhave	1,315	60,544
		90,005
Technology — 0.7%
ASM International	995	59,863
Gemalto	211	11,815
NXP Semiconductors	431	45,578
		117,256
Telecommunications — 0.1%
Koninklijke KPN	3,221	9,312
TOTAL NETHERLANDS		785,934
NORWAY — 2.3%
Basic Materials — 0.4%
Norsk Hydro	4,212	24,092
Yara International	1,211	45,124
		69,216
Consumer Goods — 0.6%
Marine Harvest	1,604	26,738

The accompanying notes are an integral part of the financial statements.

66

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Orkla	8,031	$72,891
		99,629
Financials — 0.6%
DnB	1,611	25,219
Gjensidige Forsikring	4,596	70,765
Storebrand	2,725	18,004
		113,988
Oil & Gas — 0.7%
Statoil	1,647	27,243
Subsea 7 *	5,507	91,285
		118,528
TOTAL NORWAY		401,361
PORTUGAL — 0.5%
Consumer Services — 0.2%
Jeronimo Martins	1,545	28,349
Oil & Gas — 0.2%
Galp Energia	2,180	33,875
Utilities — 0.1%
Energias de Portugal	5,668	18,702
TOTAL PORTUGAL		80,926
SPAIN — 4.5%
Basic Materials — 0.1%
Acerinox	1,182	16,501
Consumer Goods — 0.1%
Viscofan	416	24,888
Consumer Services — 0.2%
Industria de Diseno Textil	390	14,953
Mediaset Espana Comunicacion	1,519	20,933
		35,886
Financials — 1.6%
Banco Bilbao Vizcaya Argentaria	1,906	15,253
Banco de Sabadell	10,018	19,265
Banco Popular Espanol	11,531	8,086
Banco Santander	2,507	16,344
Bankia	30,205	36,641
Bankinter	9,767	85,970
Bolsas y Mercados Espanoles SHMSF	330	11,823
CaixaBank	9,774	44,372
Mapfre	9,395	32,779
		270,533
Industrials — 0.7%
Abertis Infraestructuras	2,016	35,454

The accompanying notes are an integral part of the financial statements.

67

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Acciona	274	$22,599
ACS Actividades de Construccion y Servicios	345	12,785
Aena SA (A)	108	19,052
Amadeus IT Group, Cl A	370	19,944
Ferrovial	1,232	26,207
		136,041
Oil & Gas — 0.2%
Gamesa Tecnologica	969	20,930
Repsol	1,298	20,545
		41,475
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	2,659	31,460
Telecommunications — 0.1%
Cellnex Telecom SAU (A)	525	9,275
Telefonica	510	5,640
		14,915
Utilities — 1.3%
Enagas	709	18,645
Endesa	5,269	124,133
Gas Natural SDG	1,125	25,433
Iberdrola	5,268	37,873
Red Electrica	1,011	19,707
		225,791
TOTAL SPAIN		797,490
SWEDEN — 6.2%
Basic Materials — 0.4%
BillerudKorsnas	1,672	26,813
Boliden	1,130	32,312
Hexpol	1,046	11,630
		70,755
Consumer Goods — 0.8%
Dometic Group (A)	1,820	13,566
Husqvarna, Cl B	1,703	16,934
Svenska Cellulosa, Cl B	2,034	67,396
Swedish Match	978	32,273
		130,169
Consumer Services — 0.6%
Hennes & Mauritz, Cl B	374	9,267
ICA Gruppen	2,549	87,051
		96,318
Financials — 2.0%
Castellum	3,099	42,453

The accompanying notes are an integral part of the financial statements.

68

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fabege	2,478	$42,705
Fastighets Balder, Cl B	1,060	23,678
Hufvudstaden, Cl A	992	15,550
Industrivarden, Cl C	1,957	45,528
Intrum Justitia	441	17,531
Investor, Cl B	657	30,042
Kinnevik	1,061	28,326
Nordea Bank	2,618	32,227
Skandinaviska Enskilda Banken, Cl A	2,723	31,367
Svenska Handelsbanken, Cl A	3,337	47,370
Swedbank, Cl A	1,405	33,305
		390,082
Health Care — 0.4%
Elekta, Cl B	4,183	43,673
Getinge, Cl B	659	12,883
Swedish Orphan Biovitrum	887	13,703
		70,259
Industrials — 1.1%
Atlas Copco, Cl A	259	9,687
Nibe Industrier, Cl B	971	8,608
Saab, Cl B	644	31,943
Sandvik	614	9,860
Securitas, Cl B	1,900	31,413
Skanska, Cl B	780	18,666
Trelleborg, Cl B	1,524	35,833
Volvo, Cl B	2,172	35,543
		181,553
Oil & Gas — 0.2%
Lundin Petroleum *	1,506	28,760
Technology — 0.3%
Hexagon, Cl B	259	11,282
Telefonaktiebolaget LM Ericsson, Cl B	5,827	37,575
		48,857
Telecommunications — 0.4%
Tele2, Cl B	5,378	54,176
Telia	5,966	24,323
		78,499
TOTAL SWEDEN		1,095,252
SWITZERLAND — 12.4%
Basic Materials — 0.9%
Clariant	1,716	34,735
EMS-Chemie Holding	82	51,362
Givaudan	16	30,812

The accompanying notes are an integral part of the financial statements.

69

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Syngenta *	59	$27,406
		144,315
Consumer Goods — 1.5%
Aryzta	1,435	46,577
Barry Callebaut *	45	61,751
Chocoladefabriken Lindt & Spruengli	3	16,862
Cie Financiere Richemont	379	31,658
Coca-Cola HBC	1,252	34,695
Nestle	455	35,035
Swatch Group	108	43,213
		269,791
Consumer Services — 0.4%
Dufry	297	48,632
Galenica	12	13,031
		61,663
Financials — 4.4%
Baloise Holding	393	57,601
Cembra Money Bank	187	15,949
Credit Suisse Group	1,243	18,893
GAM Holding	1,871	23,964
Helvetia Holding	111	61,608
Julius Baer Group	745	38,805
Pargesa Holding	796	59,453
Partners Group Holding	99	59,820
PSP Swiss Property	1,111	99,554
Swiss Life Holding	196	63,755
Swiss Prime Site	1,538	133,259
Swiss Re	760	66,117
UBS Group	1,172	20,015
Zurich Insurance Group	219	60,588
		779,381
Health Care — 1.0%
Lonza Group	112	22,896
Novartis	193	14,842
Roche Holding	81	21,181
Sonova Holding	316	46,696
Straumann Holding	131	69,089
		174,704
Industrials — 2.7%
ABB	800	19,577
DKSH Holding	592	47,606
Flughafen Zuerich	506	111,422
Geberit	86	39,153

The accompanying notes are an integral part of the financial statements.

70

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Georg Fischer	38	$35,807
Kaba Holding	61	52,241
Kuehne + Nagel International	185	27,951
LafargeHolcim	363	20,567
OC Oerlikon	3,896	46,770
Schindler Holding	144	29,409
SGS	11	24,742
Sika	4	25,516
Wolseley	144	9,136
		489,897
Technology — 1.2%
Logitech International	1,684	56,249
STMicroelectronics	7,723	124,887
Temenos Group	449	38,858
		219,994
Telecommunications — 0.3%
Sunrise Communications Group (A)	471	34,990
Swisscom	43	18,747
		53,737
TOTAL SWITZERLAND		2,193,482
UNITED KINGDOM — 23.5%
Basic Materials — 1.9%
Anglo American	1,531	21,917
Antofagasta	2,682	29,077
BHP Billiton	1,186	18,029
Centamin	11,402	26,095
Croda International	556	27,075
Fresnillo	2,413	45,328
Glencore	5,971	23,457
Johnson Matthey	165	6,359
Polymetal International	1,732	22,744
Randgold Resources	955	84,077
Rio Tinto	668	26,462
Victrex	318	7,883
		338,503
Consumer Goods — 1.9%
Barratt Developments	3,701	27,747
Bellway	834	30,708
Berkeley Group Holdings	1,138	47,967
British American Tobacco	221	14,911
Britvic	1,591	13,688
Burberry Group	372	7,768
Diageo	562	16,334

The accompanying notes are an integral part of the financial statements.

71

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Imperial Tobacco Group	316	$15,462
Kerry Group, Cl A	31	2,539
Persimmon	1,132	34,123
Reckitt Benckiser Group	260	23,920
Tate & Lyle	4,745	46,440
Taylor Wimpey	9,416	24,364
Unilever	533	27,390
		333,361
Consumer Services — 5.3%
ASOS	451	33,958
Auto Trader Group (A)	1,429	7,415
Booker Group	7,265	18,234
Carnival	1,276	78,677
Compass Group	885	17,839
Daily Mail & General Trust, Cl A	1,653	15,301
Dixons Carphone	4,715	20,466
Domino's Pizza Group	2,426	10,373
easyJet	903	13,645
Firstgroup *	30,949	54,655
Greene King	4,329	42,061
GVC Holdings	3,386	32,723
Inchcape	2,432	26,886
Informa	2,871	23,846
InterContinental Hotels Group	152	8,055
J Sainsbury	14,976	53,359
Just Eat	1,343	10,025
Kingfisher	9,436	41,665
Marks & Spencer Group	3,688	17,491
Merlin Entertainments (A)	3,127	20,450
MoneySuperMarket.com	1,902	8,512
National Express Group	8,406	38,857
Next	297	16,542
Pearson	2,502	20,684
Playtech	1,604	19,901
RELX	1,038	21,030
Saga	10,951	29,696
Sky *	800	10,267
SSP Group	2,703	15,558
Tesco *	15,284	36,235
UBM	2,715	24,957
WH Smith	1,091	24,969
William Hill	7,102	26,967
WM Morrison Supermarkets	25,889	80,351

The accompanying notes are an integral part of the financial statements.

72

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
WPP	607	$12,981
		934,631
Financials — 5.7%
3i Group	2,852	29,278
Aberdeen Asset Management	4,655	16,802
Admiral Group	2,768	72,016
Aviva	1,897	12,872
Bank of Ireland *	20,847	5,278
Barclays	6,871	18,868
Beazley	12,521	71,243
Capital & Counties Properties	7,210	29,458
Close Brothers Group	2,922	63,963
CYBG	4,224	15,356
Direct Line Insurance Group	19,303	87,206
Hiscox	7,178	105,122
HSBC Holdings	6,853	56,432
IG Group Holdings	6,462	45,437
Intermediate Capital Group	3,300	33,343
Investec	2,582	19,091
Jardine Lloyd Thompson Group	2,525	35,836
Legal & General Group	6,637	21,132
Lloyds Banking Group	27,997	25,065
Man Group	13,659	27,161
NEX Group	1,604	12,773
Old Mutual	4,281	10,745
Phoenix Group Holdings	6,184	59,124
Provident Financial	613	25,410
Royal Bank of Scotland Group	4,774	16,392
RSA Insurance Group	6,830	52,664
Standard Chartered *	1,670	15,582
Standard Life	2,495	11,746
Unite Group	2,978	24,927
		1,020,322
Health Care — 0.7%
AstraZeneca	247	14,819
BTG *	2,246	19,774
GlaxoSmithKline	1,296	25,989
Hikma Pharmaceuticals	462	11,578
Indivior	3,964	17,180
Mediclinic International	1,319	14,010
UDG Healthcare	1,639	15,840
		119,190
Industrials — 4.4%
BAE Systems	1,558	12,638

 The accompanying notes are an integral part of the financial statements.

73

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Balfour Beatty	11,125	$41,999
BBA Aviation	22,572	90,907
Berendsen	1,470	15,956
Bunzl	294	9,159
Cobham	14,356	24,609
DS Smith	2,365	13,203
Electrocomponents	3,042	20,426
Experian	766	16,441
G4S	9,802	38,691
Halma	2,212	30,134
Hays	5,089	11,272
HomeServe	1,750	15,147
Howden Joinery Group	1,918	11,489
IMI	504	8,340
Intertek Group	676	35,560
Kingspan Group	410	14,258
Meggitt	6,979	41,759
Melrose Industries	5,438	16,639
QinetiQ Group	11,030	41,926
Rentokil Initial	15,275	49,207
Rolls-Royce Holdings	1,261	13,247
Rotork	2,957	9,407
Royal Mail	4,555	23,719
RPC Group	1,245	13,063
Smiths Group	1,097	23,276
Spectris	819	29,244
Spirax-Sarco Engineering	412	27,717
Travis Perkins	1,030	21,467
Weir Group	1,691	43,558
WS Atkins	1,313	36,470
		800,928
Oil & Gas — 0.7%
Amec Foster Wheeler	2,513	17,654
BP	4,318	24,720
John Wood Group	4,680	45,986
Petrofac	1,035	10,906
Royal Dutch Shell, Cl A	949	24,586
Tullow Oil *	9,524	25,863
		149,715
Real Estate Investment Trusts — 1.4%
British Land	1,930	16,392
Derwent London	684	26,052
Great Portland Estates	3,874	34,683
Hammerson	3,009	22,871

The accompanying notes are an integral part of the financial statements.

74

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Intu Properties	8,563	$30,543
Land Securities Group	1,482	21,206
Segro	5,709	35,873
Shaftesbury	3,562	42,949
		230,569
Technology — 0.6%
Dialog Semiconductor *	812	37,977
Micro Focus International	1,108	37,099
Sage Group	2,201	19,078
		94,154
Telecommunications — 0.4%
Inmarsat	1,691	17,885
Vodafone Group	19,018	48,975
		66,860
Utilities — 0.5%
National Grid	1,732	22,408
Pennon Group	2,793	30,968
Severn Trent	480	14,438
SSE	712	12,813
United Utilities Group	443	5,579
		86,206
TOTAL UNITED KINGDOM		4,174,439
TOTAL COMMON STOCK
(Cost $15,549,142)		17,520,152

PREFERRED STOCK — 0.6%
GERMANY — 0.6%
Basic Materials — 0.1%
FUCHS PETROLUB (B)	374	19,286
Consumer Goods — 0.2%
Henkel & KGaA(B)	180	24,501
Porsche Automobil Holding (B)	180	10,528
Volkswagen(B)	88	13,947
		48,976
Industrials — 0.3%
Sartorius (B)	371	33,961
TOTAL GERMANY		102,223
TOTAL PREFERRED STOCK
(Cost $83,970)		102,223
TOTAL INVESTMENTS — 99.6%
(Cost $15,633,112)		$17,622,375

Percentages are based on Net Assets of $17,695,596.

The accompanying notes are an integral part of the financial statements.

75

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Europe ETF

*	Non-income producing security.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2017 was $253,734 and represents 1.4% of Net Assets.

(B)	Interest rate unavailable

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

76

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
JAPAN — 99.9%
Basic Materials — 9.5%
Air Water	3,512	$67,612
Asahi Kasei	17,506	166,863
Daicel	6,333	72,664
DIC	680	24,188
JFE Holdings	3,339	56,928
JSR	3,902	71,270
Kaneka	11,549	90,966
Kansai Paint	924	20,458
Kobe Steel	5,038	44,744
Kuraray	7,879	127,087
Mitsubishi Chemical Holdings	8,872	69,427
Mitsubishi Gas Chemical	2,540	54,277
Mitsui Chemicals	20,501	104,832
Nippon Steel & Sumitomo Metal	1,422	32,026
Nissan Chemical Industries	1,354	41,967
Oji Holdings	15,019	72,623
Shin-Etsu Chemical	1,060	92,088
Sumitomo Chemical	7,726	43,596
Sumitomo Metal Mining	5,294	71,785
Teijin	6,070	117,566
Toray Industries	4,540	40,162
Tosoh	11,079	104,061
		1,587,190
Consumer Goods — 19.6%
Aisin Seiki	2,479	121,203

The accompanying notes are an integral part of the financial statements.

77

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued

Ajinomoto	1,271	$24,731
Asahi Group Holdings	615	23,200
Bandai Namco Holdings	1,093	34,270
Bridgestone	3,292	137,268
Calbee	1,020	35,595
Casio Computer	2,179	30,710
Denso	2,000	86,104
Ezaki Glico	678	35,703
Honda Motor	2,222	64,425
Japan Tobacco	723	24,037
JTEKT	5,815	91,500
Kewpie	1,102	28,017
Kirin Holdings	2,583	50,191
Konami Holdings	2,306	95,886
Lion	2,616	47,218
Makita	1,250	44,575
Mazda Motor	1,646	24,128
MEIJI Holdings	129	10,948
Mitsubishi Motors	24,177	154,645
Nexon	1,220	20,740
NGK Spark Plug	4,492	97,158
NH Foods	9,498	270,105
Nichirei	8,683	216,160
Nikon	11,086	158,129
Nissan Motor	6,194	58,817
Nisshin Seifun Group	7,263	111,353
Nissin Foods Holdings	1,105	63,245
NSK	4,709	64,212
Panasonic	3,223	38,470
Pigeon	330	10,214
Rinnai	876	72,771
Sega Sammy Holdings	3,470	46,601
Sekisui Chemical	5,617	94,230
Sekisui House	2,895	48,034
Sharp *	5,400	19,474
Shiseido	400	10,823
Stanley Electric	4,231	123,738
Sumitomo Electric Industries	3,121	50,859
Sumitomo Rubber Industries	5,399	97,063
Suntory Beverage & Food	1,217	54,425
Suzuki Motor	1,497	62,475
Toyo Suisan Kaisha	1,316	49,349
Toyota Industries	1,037	51,538

The accompanying notes are an integral part of the financial statements.

78

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued

Toyota Motor	1,236	$66,917
Yakult Honsha	220	12,513
Yamaha	615	17,048
Yamaha Motor	2,972	70,414
Yamazaki Baking	3,221	67,876
		3,289,105
Consumer Services — 11.3%
Aeon	7,618	113,002
ANA Holdings	38,100	114,672
Dai Nippon Printing	5,734	63,785
Dentsu	724	40,789
Don Quijote Holdings	260	9,481
FamilyMart UNY Holdings	1,911	108,005
Hakuhodo DY Holdings	2,284	27,805
Hankyu Hanshin Holdings	2,677	88,377
Isetan Mitsukoshi Holdings	4,020	43,889
J Front Retailing	3,842	55,319
Japan Airlines	731	23,084
Keihan Holdings	3,706	23,306
Keikyu	4,623	53,044
Keio	2,507	20,061
Keisei Electric Railway	1,287	30,608
Kintetsu Group Holdings	7,231	26,402
Lawson	355	23,567
M3	695	17,763
Marui Group	4,481	61,344
Nagoya Railroad	27,920	128,241
Nankai Electric Railway	7,466	36,704
Nitori Holdings	343	44,648
Odakyu Electric Railway	909	17,630
Oriental Land	608	34,908
Park24	2,772	71,495
Ryohin Keikaku	69	15,562
Seibu Holdings	2,309	40,310
Shimamura	359	49,146
Start Today	1,579	33,713
THK	310	7,984
Tobu Railway	17,134	86,846
Toho	1,060	30,382
Tsuruha Holdings	527	53,423
USS	1,488	26,297
West Japan Railway	1,252	83,609

The accompanying notes are an integral part of the financial statements.

79

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued

Yamada Denki	34,877	$183,037
		1,888,238
Financials — 8.8%
Aozora Bank	23,574	85,862
Bank of Kyoto	5,321	42,102
Chiba Bank	8,333	55,768
Concordia Financial Group	4,800	22,056
Credit Saison	2,713	49,383
Dai-ichi Life Holdings	2,900	49,326
Daito Trust Construction	282	41,489
Daiwa Securities Group	5,104	31,012
Fukuoka Financial Group	13,364	60,903
Hachijuni Bank	5,960	35,182
Hiroshima Bank	7,440	32,104
Hulic	950	8,949
Japan Hotel	65	44,259
Japan Post Bank	2,900	36,084
Japan Post Holdings	2,240	27,751
Kyushu Financial Group	4,860	30,258
Mitsubishi UFJ Financial Group	5,166	32,867
Mitsubishi UFJ Lease & Finance	8,952	46,740
Mitsui Fudosan	1,405	30,874
Mizuho Financial Group	35,722	65,246
MS&AD Insurance Group Holdings	1,017	33,137
Nomura Holdings	5,765	34,600
Nomura Real Estate Master Fund	24	34,599
ORIX	2,061	31,450
Resona Holdings	16,317	90,726
Shinsei Bank	51,267	95,664
Shizuoka Bank	4,980	41,995
Sompo Holdings	931	35,129
Sumitomo Mitsui Financial Group	821	30,374
Sumitomo Mitsui Trust Holdings	865	29,620
Suruga Bank	1,455	30,400
T&D Holdings	2,465	36,565
Tokio Marine Holdings	1,010	42,513
Tokyo Tatemono	3,168	43,227
Tokyu Fudosan Holdings	6,721	36,659
		1,474,873
Health Care — 7.5%
Alfresa Holdings	4,065	73,336
Astellas Pharma	810	10,667

The accompanying notes are an integral part of the financial statements.

80

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued

Daiichi Sankyo	5,259	$116,673
Hisamitsu Pharmaceutical	762	38,965
Kobayashi Pharmaceutical	857	44,899
Kyowa Hakko Kirin	8,472	145,317
Medipal Holdings	3,441	56,923
Miraca Holdings	703	32,416
Mitsubishi Tanabe Pharma	10,868	220,539
Nippon Shinyaku	985	52,312
Otsuka Holdings	2,834	130,348
Santen Pharmaceutical	851	11,963
Shionogi	210	10,800
Sumitomo Dainippon Pharma	7,368	120,828
Suzuken	2,695	89,092
Taisho Pharmaceutical Holdings	1,076	88,420
Takeda Pharmaceutical	283	13,562
Terumo	635	23,157
		1,280,217
Industrials — 23.6%
Alps Electric	613	18,010
Amada Holdings	7,707	91,541
Asahi Glass	9,132	79,138
Daikin Industries	161	15,635
Disco	361	57,063
Fuji Electric	21,716	119,031
Hamamatsu Photonics	759	22,300
Haseko	1,285	14,663
Hino Motors	6,573	82,376
Hirose Electric	248	33,305
Hitachi	9,179	50,650
Hoshizaki	805	67,089
Hoya	357	17,051
IHI	32,145	109,005
Isuzu Motors	2,941	39,892
ITOCHU	3,125	44,182
JGC	4,827	84,225
Kajima	28,247	191,827
Kawasaki Heavy Industries	14,250	43,081
Keyence	24	9,646
Komatsu	5,662	150,960
Kurita Water Industries	5,286	136,382
Kyocera	2,105	119,158
LIXIL Group	8,120	202,727
Mabuchi Motor	235	13,261

The accompanying notes are an integral part of the financial statements.

81

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued

Marubeni	11,953	$73,603
Minebea	10,097	145,925
MISUMI Group	1,332	25,225
Mitsubishi	1,897	40,903
Mitsubishi Electric	3,099	43,203
Mitsubishi Heavy Industries	6,970	27,888
Mitsubishi Materials	1,689	50,229
Mitsui	6,023	84,993
Mitsui OSK Lines	19,348	59,188
Nabtesco	1,079	30,588
Nidec	449	41,166
Nippon Express	16,500	90,589
Nippon Yusen	29,577	59,435
Obayashi	17,802	172,638
Recruit Holdings	370	18,688
Secom	343	24,881
Shimadzu	953	16,158
Shimizu	15,933	152,798
SMC	62	17,459
Sohgo Security Services	271	11,828
Sojitz	25,003	63,478
Sumitomo	5,089	67,955
Sumitomo Heavy Industries	13,875	96,715
Taiheiyo Cement	50,597	168,399
Taisei	6,360	48,497
TDK	1,370	84,803
Temp Holdings	1,695	31,901
Toppan Printing	9,087	91,383
Toyo Seikan Group Holdings	2,749	45,993
Toyota Tsusho	1,556	49,066
Yamato Holdings	750	16,205
Yaskawa Electric	1,320	25,211
Yokogawa Electric	8,770	135,402
		3,924,591
Oil & Gas — 1.5%
Idemitsu Kosan	780	24,946
Inpex	10,138	97,178
JX Holdings	29,341	132,425
		254,549
Real Estate Investment Trusts — 4.4%
Activia Properties	19	90,509
Advance Residence Investment	41	107,989
Daiwa House	9	22,752

The accompanying notes are an integral part of the financial statements.

82

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
GLP J-Reit	83	$93,596
Japan Prime Realty Investment	14	52,561
Japan Real Estate Investment	9	47,394
Japan Retail Fund Investment	20	39,078
Nippon Building Fund	5	26,599
Nippon Prologis	48	101,495
Orix JREIT	54	85,648
United Urban Investment	41	61,976
		729,597
Technology — 7.6%
Brother Industries	3,505	72,037
Canon	3,883	128,748
Dena	360	7,709
FUJIFILM Holdings	1,811	67,163
Fujitsu	29,430	183,440
Konica Minolta	10,300	91,016
NEC	51,036	126,823
Nomura Research Institute	796	27,707
NTT Data	622	28,848
Obic	536	28,947
Otsuka	1,636	87,619
Ricoh	9,556	79,555
Rohm	1,869	131,117
Seiko Epson	6,228	127,387
Square Enix Holdings	1,324	38,127
Tokyo Electron	233	27,100
Trend Micro	754	33,144
		1,286,487
Telecommunications — 1.0%
KDDI	770	20,416
Nippon Telegraph & Telephone	2,817	120,519
NTT DOCOMO	1,287	31,035
		171,970
Utilities — 5.1%
Chubu Electric Power	5,495	73,820
Chugoku Electric Power	7,852	85,585
Electric Power Development	5,372	124,577
Kansai Electric Power	8,130	109,913
Kyushu Electric Power	8,272	89,198
Osaka Gas	22,126	82,831
Toho Gas	13,534	96,767
Tohoku Electric Power	5,357	71,414
Tokyo Electric Power Holdings *	9,637	37,434

The accompanying notes are an integral part of the financial statements.

83

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued

Tokyo Gas	17,297	$80,301
		851,840
TOTAL COMMON STOCK
(Cost $15,010,712)		16,738,657
TOTAL INVESTMENTS — 99.9%
(Cost $15,010,712)		$16,738,657

Percentages are based on Net Assets of $16,748,792.

*	Non-income producing security.

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

84

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 35.5%
Basic Materials — 5.8%
Alumina	9,984	$13,738
BHP Billiton	328	5,818
BlueScope Steel	3,515	30,756
Evolution Mining	9,227	15,802
Fortescue Metals Group	4,367	17,342
Incitec Pivot	1,859	5,269
Independence Group	2,030	4,949
Newcrest Mining	1,019	16,125
Northern Star Resources	3,950	12,643
Orica	405	5,612
OZ Minerals	797	4,220
South32	2,695	5,603
		137,877
Consumer Goods — 0.7%
Coca-Cola Amatil	1,069	7,491
Treasury Wine Estates	877	7,870
		15,361
Consumer Services — 5.3%
Aristocrat Leisure	496	7,285
carsales.com	446	3,916
Domino's Pizza Enterprises	276	12,616
Fairfax Media	17,404	13,796
Harvey Norman Holdings	3,489	10,933
JB Hi-Fi	1,114	20,569

The accompanying notes are an integral part of the financial statements.

85

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Metcash	8,720	$14,021
Star Entertainment Grp	5,026	20,936
TABCORP Holdings	1,532	5,442
Tatts Group	1,137	3,656
Wesfarmers	380	12,220
		125,390
Financials — 3.0%
ASX	202	7,662
Australia & New Zealand Banking Group	192	4,704
Bank of Queensland	752	6,732
Bendigo and Adelaide Bank	972	8,955
Challenger	465	4,597
IOOF Holdings	470	3,100
Macquarie Group	68	4,730
Magellan Financial Group	224	3,950
National Australia Bank	174	4,424
Perpetual	90	3,552
QBE Insurance Group	508	4,889
REA Group	134	6,162
Suncorp Group	447	4,613
		68,070
Health Care — 3.5%
Ansell	486	8,650
Cochlear	178	18,621
CSL	77	7,633
Healthscope	1,905	3,148
Mayne Pharma Group	2,650	2,666
nib holdings	2,298	10,312
Primary Health Care	4,375	11,092
Ramsay Health Care	127	6,810
Sonic Healthcare	892	14,736
		83,668
Industrials — 6.3%
Adelaide Brighton	1,916	8,483
ALS	1,216	5,683
Amcor	991	11,643
Aurizon Holdings	2,356	9,074
Boral	2,918	13,442
Brambles	907	7,014
CIMIC Group	279	7,726
CSR	2,755	10,096
Downer EDI	1,540	6,772
DuluxGroup	2,098	10,622
Link Administration Holdings	540	3,122

The accompanying notes are an integral part of the financial statements.

86

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Macquarie Atlas Roads Group	3,456	$13,801
Orora	4,834	10,881
Qube Holdings	1,790	3,521
SEEK	368	4,690
Sydney Airport	1,588	8,182
Transurban Group	1,338	12,208
		146,960
Oil & Gas — 0.5%
Santos *	1,142	2,972
Woodside Petroleum	193	4,645
WorleyParsons *	610	5,164
		12,781
Real Estate Investment Trusts — 6.2%
Dexus Property Group	1,881	14,348
Goodman Group	2,838	17,213
GPT Group	3,999	15,701
Investa Office Fund *	7,563	26,865
Lend Lease Group	359	4,304
Mirvac Group	8,054	13,673
Scentre Group	4,360	14,053
Shopping Centres Australasia Property Group	8,891	15,359
Stockland	3,972	14,407
Vicinity Centres	3,203	6,899
Westfield	663	4,502
		147,324
Telecommunications — 0.3%
Telstra	1,062	3,352
TPG Telecom	738	3,256
		6,608
Utilities — 3.9%
AGL Energy	1,966	39,344
AusNet Services	15,388	20,139
DUET Group	2,103	4,750
Origin Energy*	756	4,059
Spark Infrastructure Group	12,110	22,550
		90,842
TOTAL AUSTRALIA		834,881
CHINA — 0.1%
Industrials — 0.1%
Yangzijiang Shipbuilding Holdings	4,240	3,489
HONG KONG — 30.3%
Consumer Goods — 7.3%
First Pacific	27,193	20,943

The accompanying notes are an integral part of the financial statements.

87

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Li & Fung	12,909	$5,411
PRADA	1,659	7,786
Shenzhou International Group Holdings	5,034	33,139
Techtronic Industries	2,874	12,342
Vitasoy International Holdings	16,478	32,585
Yue Yuen Industrial Holdings	14,788	58,466
		170,672
Consumer Services — 3.5%
Cathay Pacific Airways	9,974	14,363
Esprit Holdings *	17,635	13,695
Kingston Financial Group	10,972	3,795
MTR	7,398	42,614
Wynn Macau	2,833	6,229
		80,696
Financials — 3.4%
AIA Group	490	3,393
Bank of East Asia	1,621	6,711
Dah Sing Financial Holdings	2,932	22,242
Haitong International Securities Group	23,256	12,618
Hang Seng Bank	220	4,461
Hopewell Holdings	8,419	32,149
		81,574
Industrials — 3.4%
AAC Technologies Holdings	1,701	24,976
CK Hutchison Holdings	773	9,656
NWS Holdings	20,447	38,436
Swire Pacific, Cl A	746	7,184
		80,252
Oil & Gas — 0.0%
Hanergy Thin Film Power Group(A) (B)	29,000	37
Real Estate Investment Trusts — 7.4%
Cheung Kong Property Holdings	732	5,252
Hang Lung Group	4,237	17,677
Hang Lung Properties	1,713	4,493
Henderson Land Development	629	3,987
Hysan Development	5,555	26,211
Kerry Properties	4,469	16,721
Link	3,955	28,451
New World Development	4,983	6,208
Sino Land	4,278	7,250
Sun Hung Kai Properties	747	11,209
Swire Properties	5,115	17,165
Wharf Holdings	1,338	11,432

The accompanying notes are an integral part of the financial statements.

88

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Wheelock	2,250	$17,546
		173,602
Technology — 1.6%
ASM Pacific Technology	1,160	17,272
VTech Holdings	1,743	22,086
		39,358
Telecommunications — 1.0%
PCCW	42,645	24,071
Utilities — 2.7%
Cheung Kong Infrastructure Holdings	1,333	11,680
CLP Holdings	2,403	25,351
Hong Kong & China Gas	3,171	6,336
Power Assets Holdings	2,104	18,937
		62,304
TOTAL HONG KONG		712,566
NEW ZEALAND — 9.4%
Consumer Services — 0.8%
SKYCITY Entertainment Group	1,329	3,978
Trade Me Group	4,189	15,243
		19,221
Health Care — 1.6%
Fisher & Paykel Healthcare	2,087	14,429
Ryman Healthcare	3,923	23,243
		37,672
Industrials — 1.4%
Auckland International Airport	4,618	21,876
Fletcher Building	2,006	11,775
		33,651
Oil & Gas — 0.5%
Z Energy	2,322	11,877
Real Estate Investment Trusts — 1.2%
Kiwi Property Group	29,429	28,791
Telecommunications — 0.3%
Spark New Zealand	3,240	8,219
Utilities — 3.6%
Contact Energy	8,868	31,720
Mercury NZ	18,200	40,173
Meridian Energy	5,300	10,079
		81,972
TOTAL NEW ZEALAND		221,403

The accompanying notes are an integral part of the financial statements.

89

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE—24.3%
Consumer Goods — 1.5%
Golden Agri-Resources	44,231	$11,392
Thai Beverage	17,205	11,386
Wilmar International	4,613	11,717
		34,495
Consumer Services — 3.2%
ComfortDelGro	3,170	6,214
Dairy Farm International Holdings	2,382	21,200
Genting Singapore	21,605	17,235
Jardine Cycle & Carriage	170	5,745
Singapore Airlines	2,912	21,355
Singapore Press Holdings	1,813	4,501
		76,250
Financials — 1.0%
DBS Group Holdings	587	8,127
Oversea-Chinese Banking	1,173	8,225
United Overseas Bank	544	8,485
		24,837
Industrials — 5.8%
Hutchison Port Holdings Trust	10,699	4,333
Jardine Matheson Holdings	163	10,518
Jardine Strategic Holdings	254	10,737
SATS	9,888	36,009
Singapore Post	9,352	9,234
Singapore Technologies Engineering	2,925	7,931
Venture	6,747	58,892
		137,654
Oil & Gas — 0.5%
Keppel	822	3,829
Sembcorp Industries	3,075	6,666
		10,495
Real Estate Investment Trusts — 11.7%
Ascendas	8,438	15,455
CapitaLand	2,848	7,662
CapitaLand Commercial Trust	16,475	19,154
CapitaLand Mall Trust	18,503	26,079
City Developments	1,477	11,401
Fortune	29,404	34,252
Global Logistic Properties	4,618	9,516
Hongkong Land Holdings	1,975	15,226
Keppel	24,538	18,609
Mapletree Commercial Trust	20,053	22,884

The accompanying notes are an integral part of the financial statements.

90

Schedule of Investments	April 30, 2017 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Mapletree Greater China Commercial Trust	25,852	$19,791
Mapletree Industrial Trust	31,646	40,529
Suntec	14,611	18,503
UOL Group	2,404	12,453
		271,514
Telecommunications — 0.6%
Singapore Telecommunications	1,315	3,519
StarHub	5,897	11,771
		15,290
TOTAL SINGAPORE		570,535
UNITED STATES — 0.2%
Industrials — 0.2%
Sims Metal Management	480	4,415
TOTAL COMMON STOCK
(Cost $2,125,479)		2,347,289

RIGHT — 0.0%

	Number Of Rights
Australia — 0.0%
TPG Telecom Ltd, 5/22/17 *	66	32
(Cost $–)
TOTAL INVESTMENTS — 99.8%
(Cost $2,125,479)		$2,347,321

Percentages are based on Net Assets of $2,352,263.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $37 and represents 1.7% of net assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2017 was $37 and represented 0.0% of Net Assets.

Cl — Class

Ltd. — Limited

The following is a summary of the level of inputs used as of April 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,347,252	$—	$37	$2,347,289
Right	—	—	32	32
Total Investments in Securities	$3,347,252	$—	$69	$2,347,321

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

91

Schedule of Investments	April 30, 2017 (Unaudited)

Global X YieldCo Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 84.4%
CANADA — 36.1%
Oil & Gas — 3.6%
Canadian Solar *	22,345	$297,189
Utilities — 32.5%
Brookfield Renewable Partners	29,756	906,664
Innergex Renewable Energy	35,381	360,719
Northland Power	43,139	761,314
TransAlta Renewables	56,310	642,048
		2,670,745
TOTAL CANADA		2,967,934
GUERNSEY — 4.8%
Financials — 4.8%
Renewables Infrastructure Group	281,891	395,694
SPAIN — 3.8%
Utilities — 3.8%
Saeta Yield	31,576	311,868
UNITED STATES — 39.7%
Financials — 9.2%
NRG Yield, Cl A	43,161	748,412
Oil & Gas — 6.7%
8Point3 Energy Partners, Cl A	10,822	133,760
Pattern Energy Group, Cl A	18,724	412,302
		546,062
Real Estate Investment Trusts — 5.0%
Hannon Armstrong Sustainable Infrastructure Capital	18,531	406,200
Utilities — 18.8%
Atlantica Yield	26,149	544,945
NextEra Energy Partners	11,971	414,795
TerraForm Global, Cl A *	43,646	207,319
TerraForm Power, Cl A *	28,988	364,959
		1,532,018
TOTAL UNITED STATES		3,232,692

The accompanying notes are an integral part of the financial statements.

92

Schedule of Investments	April 30, 2017 (Unaudited)

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — continued

TOTAL COMMON STOCK
(Cost $6,053,001)		$6,908,188

EXCHANGE TRADED FUNDS — 15.3%
Bluefield Solar Income Fund	142,772	212,417
Foresight Solar Fund	131,582	185,980
Greencoat UK Wind	252,780	410,427
John Laing Environmental Assets Group	131,030	186,683
NextEnergy Solar Fund	176,257	259,956

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,212,671)		1,255,463

TOTAL INVESTMENTS — 99.7%
(Cost $7,265,672)		$8,163,651

Percentages are based on Net Assets of $8,191,292.

*	Non-income producing security.

Cl — Class

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

93

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Basic Materials — 2.2%
Air Products & Chemicals	965	$135,583
Albemarle	507	55,217
Arconic	3,096	84,614
Avery Dennison	384	31,953
CF Industries Holdings	1,040	27,810
Dow Chemical	5,069	318,334
Eastman Chemical	642	51,200
Ecolab	1,194	154,133
EI du Pont de Nemours	3,915	312,221
FMC	588	43,059
Freeport-McMoRan Copper & Gold	6,300	80,325
International Flavors & Fragrances	363	50,308
International Paper	1,854	100,060
LyondellBasell Industries, Cl A	1,512	128,157
Mosaic	1,598	43,034
Newmont Mining	2,386	80,671
Nucor	1,427	87,518
PPG Industries	1,216	133,565
Praxair	1,280	159,974
		2,077,736
Consumer Goods — 9.9%
Activision Blizzard	3,182	166,259
Altria Group	8,870	636,689
Archer-Daniels-Midland	2,624	120,048

The accompanying notes are an integral part of the financial statements.

94

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
BorgWarner	914	$38,644
Brown-Forman, Cl B	850	40,222
Campbell Soup	889	51,153
Clorox	576	77,005
Coach	1,249	49,198
Coca-Cola	17,680	762,892
Colgate-Palmolive	4,015	289,241
ConAgra Foods	1,907	73,953
Constellation Brands, Cl A	809	139,585
Coty, Cl A	1,965	35,075
Delphi Automotive	1,216	97,766
DR Horton	1,518	49,927
Dr Pepper Snapple Group	832	76,253
Electronic Arts *	1,418	134,455
Estee Lauder, Cl A	1,022	89,057
Ford Motor	17,485	200,553
General Mills	2,687	154,529
General Motors	6,253	216,604
Genuine Parts	650	59,813
Goodyear Tire & Rubber	1,152	41,737
Hanesbrands	1,699	37,055
Harley-Davidson	807	45,846
Hasbro	512	50,744
Hershey	640	69,248
Hormel Foods	1,216	42,657
JM Smucker	512	64,881
Kellogg	1,150	81,650
Kimberly-Clark	1,613	209,287
Kraft Heinz	2,692	243,330
Leggett & Platt	576	30,263
Lennar, Cl A	849	42,875
LKQ *	1,377	43,017
Mattel	1,535	34,415
McCormick	512	51,149
Mead Johnson Nutrition, Cl A	832	73,815
Michael Kors Holdings	768	28,669
Mohawk Industries *	292	68,559
Molson Coors Brewing, Cl B	832	79,780
Mondelez International, Cl A	7,051	317,507
Monsanto	1,983	231,238
Monster Beverage	1,840	83,499
NIKE, Cl B	6,040	334,677
PepsiCo	6,526	739,265

The accompanying notes are an integral part of the financial statements.

95

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Philip Morris International	7,110	$788,072
Procter & Gamble	11,716	1,023,158
PulteGroup	1,391	31,534
PVH	384	38,796
Ralph Lauren, Cl A	256	20,664
Reynolds American	3,743	241,424
Snap-On	401	67,180
Stanley Black & Decker	1,060	144,319
Tyson Foods, Cl A	1,346	86,494
Under Armour, Cl A *	830	17,837
Under Armour, Cl C *	835	16,207
VF	1,472	80,415
Whirlpool	349	64,802
		9,224,986
Consumer Services — 14.4%
Advance Auto Parts	320	45,485
Alaska Air Group	882	75,049
Amazon.com *	1,804	1,668,682
American Airlines Group	3,638	155,052
AmerisourceBergen, Cl A	1,479	121,352
AutoNation	320	13,440
AutoZone *	128	88,600
Bed Bath & Beyond	704	27,280
Best Buy	1,232	63,830
Cardinal Health	2,820	204,704
CarMax *	832	48,672
Carnival	1,929	119,154
CBS, Cl B	1,765	117,478
Charter Communications, Cl A	983	339,292
Chipotle Mexican Grill, Cl A *	128	60,732
Comcast, Cl A	21,493	842,312
Costco Wholesale	2,014	357,525
CVS Health	4,691	386,726
Darden Restaurants	558	47,536
Delta Air Lines	5,171	234,970
Discovery Communications, Cl A	686	19,743
Discovery Communications, Cl C	1,039	29,071
DISH Network, Cl A	1,036	66,760
Dollar General	1,155	83,980
Dollar Tree *	1,057	87,488
eBay *	4,745	158,530
Expedia	575	76,889
Foot Locker	609	47,100

The accompanying notes are an integral part of the financial statements.

96

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Gap	984	$25,781
H&R Block	981	24,319
Home Depot	5,548	866,042
Interpublic Group	1,792	42,237
Kohl's	814	31,770
Kroger	4,275	126,754
L Brands	1,085	57,299
Lowe's	3,918	332,560
Macy's	1,390	40,616
Marriott International, Cl A	1,444	136,342
McDonald's	3,744	523,899
McKesson	1,883	260,400
Netflix	1,960	298,312
News, Cl A	1,710	21,751
News	494	6,422
Nielsen Holdings	2,358	96,985
Nordstrom	530	25,583
Omnicom Group	1,071	87,951
O'Reilly Automotive *	431	106,953
priceline.com *	226	417,381
Robert Half International	927	42,688
Ross Stores	1,792	116,480
Royal Caribbean Cruises	768	81,869
Scripps Networks Interactive, Cl A	448	33,475
Signet Jewelers	322	21,200
Southwest Airlines	4,340	243,995
Staples	2,912	28,450
Starbucks	6,715	403,303
Sysco	2,320	122,658
Target	2,536	141,636
TEGNA	960	24,461
Tiffany	512	46,925
Time Warner	3,527	350,125
TJX	2,945	231,595
Tractor Supply	576	35,660
TripAdvisor *	512	23,045
Twenty-First Century Fox, Cl A	4,807	146,806
Twenty-First Century Fox, Cl B	2,171	64,826
Ulta Salon Cosmetics & Fragrance	258	72,612
United Continental Holdings *	2,030	142,526
Viacom, Cl B	1,547	65,840
Walgreens Boots Alliance	3,874	335,256
Wal-Mart Stores	6,910	519,494

The accompanying notes are an integral part of the financial statements.

97

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Walt Disney	6,600	$762,960
Whole Foods Market	1,441	52,409
Wyndham Worldwide	513	48,894
Wynn Resorts	384	47,236
Yum! Brands	1,575	103,556
		13,426,769
Financials — 15.7%
Affiliated Managers Group	256	42,391
Aflac	1,856	138,977
Allstate	1,664	135,267
American Express	3,476	275,473
American International Group	4,226	257,406
Ameriprise Financial	707	90,390
Aon	1,200	143,808
Arthur J Gallagher	786	43,867
Assurant	256	24,637
Bank of America	45,565	1,063,487
Bank of New York Mellon	4,791	225,464
BB&T	3,645	157,391
Berkshire Hathaway, Cl B *	8,649	1,428,900
BlackRock, Cl A	554	213,052
Capital One Financial	2,172	174,585
CBOE Holdings	414	34,118
Charles Schwab	5,513	214,180
Chubb	2,103	288,637
Cincinnati Financial	673	48,517
Citigroup	12,618	745,976
Citizens Financial Group	2,335	85,718
CME Group, Cl A	1,521	176,725
Comerica	767	54,227
Discover Financial Services	1,778	111,285
E*TRADE Financial *	1,216	42,013
Equifax	838	113,390
Fifth Third Bancorp	3,422	83,599
Franklin Resources	1,609	69,364
Goldman Sachs Group	1,687	377,550
Hartford Financial Services Group	1,728	83,566
Huntington Bancshares	4,889	62,873
Intercontinental Exchange	2,656	159,891
Invesco	1,856	61,137
JPMorgan Chase	16,236	1,412,532
KeyCorp	4,873	88,884
Leucadia National	1,472	37,374

The accompanying notes are an integral part of the financial statements.

98

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Lincoln National	1,042	$68,699
Loews	1,224	57,063
M&T Bank	704	109,409
Marsh & McLennan	2,314	171,537
Mastercard, Cl A	4,351	506,108
MetLife	5,014	259,775
Moody's	768	90,870
Morgan Stanley	6,502	281,991
Nasdaq	512	35,261
Navient	1,410	21,432
Northern Trust	960	86,400
People's United Financial	1,408	24,598
PNC Financial Services Group	2,187	261,893
Principal Financial Group	1,216	79,198
Progressive	2,607	103,550
Prudential Financial	1,932	206,782
Raymond James Financial	577	42,998
Regency Cernters Corp	659	41,636
Regions Financial	5,616	77,220
S&P Global	1,167	156,600
State Street	1,659	139,190
SunTrust Banks	2,240	127,254
Synchrony Financial	3,546	98,579
T Rowe Price Group	1,095	77,625
Torchmark	512	39,276
Travelers	1,280	155,725
Unum Group	1,032	47,813
US Bancorp	7,201	369,267
Visa, Cl A	8,547	779,657
Wells Fargo	20,527	1,105,174
Western Union	2,203	43,752
Willis Towers Watson	578	76,654
XL Group	1,234	51,643
Zions Bancorporation	896	35,867
		14,597,147
Health Care — 13.2%
AbbVie	14,168	934,237
Aetna	2,947	398,051
Alexion Pharmaceuticals *	2,029	259,266
Anthem	2,349	417,864
Baxter International	4,332	241,206
Biogen Idec	1,919	520,452
Boston Scientific *	12,206	321,994

The accompanying notes are an integral part of the financial statements.

99

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Celgene *	6,915	$857,805
Centene	1,505	111,972
CR Bard	640	196,787
DaVita Healthcare Partners	1,397	96,407
DENTSPLY SIRONA	2,048	129,516
Edwards Lifesciences *	1,930	211,663
Eli Lilly	8,630	708,178
Express Scripts Holding	5,382	330,132
Gilead Sciences	11,618	796,414
Henry Schein *	704	122,355
Hologic *	2,438	110,076
Humana	1,350	299,673
IDEXX Laboratories	780	130,829
Illumina *	1,322	244,384
Incyte	1,502	186,669
Intuitive Surgical	332	277,509
Laboratory Corp of America Holdings	896	125,574
Mallinckrodt	960	45,043
Medtronic	12,168	1,011,038
Patterson	736	32,745
Quest Diagnostics	1,216	128,300
Regeneron Pharmaceuticals	687	266,893
Stryker	2,750	375,018
UnitedHealth Group	8,553	1,495,749
Varian Medical Systems	832	75,496
Vertex Pharmaceuticals	2,246	265,702
Waters *	704	119,603
Zimmer Biomet Holdings	1,818	217,524
Zoetis, Cl A	4,447	249,521
		12,311,645
Industrials — 11.1%
3M	4,157	814,066
Accenture, Cl A	2,864	347,404
Acuity Brands	320	56,352
Advanced Micro Devices *	3,519	46,803
Allegion	699	54,969
Alliance Data Systems	256	63,905
AMETEK	1,621	92,721
Amphenol, Cl A	1,406	101,668
Automatic Data Processing	2,048	213,996
Ball	769	59,128
Caterpillar	4,096	418,856
CH Robinson Worldwide	994	72,264

The accompanying notes are an integral part of the financial statements.

100

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cintas	607	$74,339
CSX	6,441	327,460
Cummins	1,084	163,619
Deere	2,034	227,015
Dover	1,089	85,900
Eaton	3,186	240,989
Emerson Electric	4,519	272,405
Expeditors International of Washington	1,267	71,066
Fastenal	2,032	90,789
FedEx	1,719	326,094
Fidelity National Information Services	1,470	123,759
Fiserv *	997	118,783
FLIR Systems	640	23,507
Flowserve	927	47,156
Fortive	2,107	133,289
Fortune Brands Home & Security	1,081	68,903
Global Payments	703	57,477
Illinois Tool Works	2,172	299,931
Ingersoll-Rand	1,810	160,638
Jacobs Engineering Group	863	47,396
JB Hunt Transport Services	639	57,293
Johnson Controls International	6,596	274,196
Kansas City Southern	757	68,183
Martin Marietta Materials	279	61,433
Masco	2,301	85,183
Mettler-Toledo International *	238	122,194
Norfolk Southern	2,051	240,972
PACCAR	2,464	164,423
Parker-Hannifin	947	152,278
Paychex	1,454	86,193
PayPal Holdings	5,088	242,799
Pentair	1,166	75,219
Quanta Services *	1,116	39,551
Republic Services, Cl A	1,617	101,855
Rockwell Automation	899	141,458
Roper Technologies	706	154,402
Ryder System	384	26,077
Sealed Air	894	39,354
Sherwin-Williams	368	123,162
Stericycle *	607	51,801
TE Connectivity	1,601	123,869
Total System Services	768	44,014
TransDigm Group *	355	87,589

The accompanying notes are an integral part of the financial statements.

101

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	5,674	$635,262
United Parcel Service, Cl B	4,842	520,321
United Rentals *	586	64,261
United Technologies	5,225	621,723
Verisk Analytics, Cl A	1,091	90,346
Vulcan Materials	576	69,627
Waste Management	2,859	208,079
Westrock	1,150	61,594
WW Grainger	384	73,997
Xerox	3,870	27,825
Xylem	1,261	64,828
		10,304,008
Oil & Gas — 6.2%
Anadarko Petroleum	2,524	143,918
Apache	1,711	83,223
Baker Hughes	1,936	114,940
Cabot Oil & Gas	2,095	48,688
Chesapeake Energy *	3,066	16,127
Chevron	8,629	920,714
Cimarex Energy	432	50,406
Concho Resources	674	85,369
ConocoPhillips	5,559	266,332
Devon Energy	2,364	93,354
EOG Resources	2,612	241,610
EQT	769	44,710
ExxonMobil	18,883	1,541,797
Halliburton	3,884	178,198
Helmerich & Payne	510	30,926
Hess	1,198	58,498
Kinder Morgan	8,644	178,326
Marathon Oil	3,820	56,803
Marathon Petroleum	2,366	120,524
Murphy Oil	704	18,431
National Oilwell Varco	1,710	59,799
Newfield Exploration *	896	31,020
Noble Energy	1,920	62,074
Occidental Petroleum	3,439	211,636
Phillips 66	1,990	158,324
Pioneer Natural Resources	766	132,510
Range Resources	814	21,563
Schlumberger	6,356	461,382
TechnipFMC	2,109	63,544
Tesoro	512	40,812

The accompanying notes are an integral part of the financial statements.

102

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Transocean	1,621	$17,880
Valero Energy	2,039	131,740
Williams	3,669	112,381
		5,797,559
Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities	401	45,117
American Tower, Cl A	1,915	241,174
Apartment Investment & Management, Cl A	704	30,793
AvalonBay Communities	634	120,359
Boston Properties	704	89,126
CBRE Group, Cl A	1,326	47,484
Crown Castle International	1,616	152,874
Digital Realty Trust	707	81,192
Equinix	356	148,701
Equity Residential	1,646	106,299
Essex Property Trust	301	73,585
Extra Space Storage	576	43,505
Federal Realty Investment Trust	320	41,885
GGP	2,606	56,315
HCP	2,094	65,647
Host Hotels & Resorts	3,328	59,738
Iron Mountain	1,089	37,854
Kimco Realty	1,887	38,287
Macerich	554	34,586
Mid-America Apartment Communities	479	47,522
ProLogis	2,351	127,918
Public Storage	671	140,494
Realty Income	1,235	72,062
Simon Property Group	1,456	240,618
SL Green Realty	448	47,009
UDR	1,199	44,771
Ventas	1,591	101,840
Vornado Realty Trust	768	73,912
Welltower	1,619	115,661
Weyerhaeuser	3,365	113,973
		2,640,301
Technology — 18.9%
Adobe Systems *	2,285	305,596
Akamai Technologies	768	46,802
Alphabet, Cl A *	1,367	1,263,819
Alphabet, Cl C *	1,356	1,228,482
Analog Devices	1,645	125,349
Apple	24,082	3,459,379

The accompanying notes are an integral part of the financial statements.

103

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Applied Materials	4,900	$198,989
Autodesk *	894	80,523
Broadcom, Cl A	1,845	407,394
CA	1,389	45,601
Cerner *	2,649	171,523
Cisco Systems	23,038	784,905
Citrix Systems *	704	56,982
Cognizant Technology Solutions, Cl A	2,735	164,729
F5 Networks *	301	38,868
Facebook, Cl A *	10,835	1,627,960
Garmin	512	26,030
Hewlett Packard Enterprise	7,520	140,098
HP	7,750	145,855
Intel	21,750	786,262
International Business Machines	3,937	631,061
Intuit	1,093	136,855
Juniper Networks	1,690	50,818
KLA-Tencor	704	69,147
Lam Research	772	111,824
Microchip Technology	960	72,557
Micron Technology *	4,686	129,662
Microsoft	35,469	2,428,207
Motorola Solutions	750	64,478
NetApp	1,280	51,008
NVIDIA	2,710	282,653
Oracle	13,789	619,952
Qorvo *	576	39,185
QUALCOMM	6,795	365,163
Red Hat *	832	73,283
salesforce.com *	3,013	259,480
Seagate Technology	1,344	56,623
Skyworks Solutions	832	82,984
Symantec	2,790	88,248
Synopsys *	687	50,632
Teradata	576	16,808
Texas Instruments	4,599	364,149
VeriSign *	433	38,502
Western Digital	1,278	113,831
Xilinx	1,152	72,703
Yahoo! *	3,959	190,863
		17,565,822
Telecommunications — 2.3%
AT&T	27,914	1,106,232

The accompanying notes are an integral part of the financial statements.

104

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
CenturyLink	2,447	$62,814
Level 3 Communications	1,305	79,292
Verizon Communications	18,532	850,804
		2,099,142
Utilities — 3.2%
AES	2,966	33,546
Alliant Energy	1,019	40,067
Ameren	1,088	59,503
American Electric Power	2,223	150,786
American Water Works	815	65,004
CenterPoint Energy	1,933	55,148
CMS Energy	1,278	58,021
Consolidated Edison	1,369	108,534
Dominion Resources	2,820	218,353
DTE Energy	830	86,810
Duke Energy	3,186	262,845
Edison International	1,470	117,556
Entergy	830	63,296
Eversource Energy	1,408	83,635
Exelon	4,156	143,922
FirstEnergy	1,919	57,455
NextEra Energy	2,106	281,278
NiSource	1,470	35,648
NRG Energy	1,408	23,795
ONEOK	958	50,400
PG&E	2,256	151,265
Pinnacle West Capital	512	43,566
PPL	3,068	116,921
Public Service Enterprise Group	2,302	101,403
SCANA	640	42,438
Sempra Energy	1,146	129,521
Southern	4,512	224,698
WEC Energy Group	1,408	85,212
Xcel Energy	2,302	103,705
		2,994,331
TOTAL COMMON STOCK
(Cost $87,019,977)		93,039,446

TOTAL INVESTMENTS — 99.9%
(Cost $87,019,977)		$93,039,446

Percentages are based on Net Assets of $93,150,802.

The accompanying notes are an integral part of the financial statements.

105

Schedule of Investments	April 30, 2017 (Unaudited)

Global X S&P 500® Catholic Values ETF

*	Non-income producing security.

Cl — Class

S&P — Standard & Poor's

As of April 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

106

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF(1)	Global X MSCI SuperDividend® Emerging Markets ETF
Assets:
Cost of Investments	$896,727,208	$361,363,535	$1,523,302	$10,635,564
Cost of Repurchase Agreement	62,537,029	6,357,787	—	—
Cost of Foreign Currency	—	—	2,379	4,571
Investments, at Value	$892,159,043 *	$394,285,192 *	$1,690,534	$10,985,125
Repurchase Agreement, at Value	62,537,029	6,357,787	—	—
Cash	2,125,941	990,936	1,946	25,003
Foreign Currency, at Value	—	—	2,382	4,553
Cash held for securities on loan	3,991,183	405,760	—	—
Dividend and Interest Receivable	3,400,484	789,093	6,182	8,135
Receivable for Capital Shares Sold	2,160,310	1,282,293	—	—
Reclaim Receivable	360,682	19,872	1,351	2,310
Unrealized Appreciation on Spot Contracts	49	—	—	—
Total Assets	966,734,721	404,130,933	1,702,395	11,025,126
Liabilities:
Obligation to Return Securities Lending Collateral	66,528,212	6,763,547	—	—
Payable for Investment Securities Purchased	2,188,112	1,281,739	25,737	—
Payable due to Investment Adviser	421,465	143,442	743	5,827
Accrued Foreign Capital Gains Tax on Depreciated Securities	—	—	—	6,637
Total Liabilities	69,137,789	8,188,728	26,480	12,464
Net Assets	$897,596,932	$395,942,205	$1,675,915	$11,012,662
Net Assets Consist of:
Paid-in Capital	$997,132,318	$419,869,527	$1,487,000	$10,910,904
Undistributed (Distributions in Excess of) Net Investment Income	(12,368,506)	(6,100,404)	12,366	4,186
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(82,566,014)	(50,748,575)	9,232	(245,446)
Net Unrealized Appreciation (Depreciation) on Investments	(4,568,165)	32,921,657	167,232	349,561
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(32,701)	—	85	94
Foreign Capital Gains Tax on Depreciated Securities	—	—	—	(6,637)
Net Assets	$897,596,932	$395,942,205	$1,675,915	$11,012,662
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	41,550,000	15,500,000	100,000	700,000
Net Asset Value, Offering and Redemption Price Per Share	$21.60	$25.54	$16.76	$15.73
*Includes Market Value of Securities on Loan	$63,164,012	$6,675,597	$—	$—

(1) Fund commenced operations on November 14, 2016.

The accompanying notes are an integral part of the financial statements.

107

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF
Assets:
Cost of Investments	$32,828,241	$247,302,846	$94,715,973	$5,840,120
Cost of Repurchase Agreement	—	5,482,505	4,466,363	—
Cost of Foreign Currency	21,697	—	—	—
Investments, at Value	$33,982,610	$237,533,243 *	$96,711,853 *	$6,338,306
Repurchase Agreement, at Value	—	5,482,505	4,466,363	—
Cash	141,773	379,694	124,238	6,059
Foreign Currency, at Value	21,734	—	—	—
Cash held for securities on loan	—	349,901	285,048	—
Dividend and Interest Receivable	79,144	333,159	45,889	—
Reclaim Receivable	2,844	—	5,733	—
Unrealized Appreciation on Spot Contracts	8	—	—	—
Receivable for Capital Shares Sold	—	1,297,813	—	—
Receivable for Investment Securities Sold	—	6,521,294	5,365,442	—
Total Assets	34,228,113	251,897,609	107,004,566	6,344,365
Liabilities:
Obligation to Return Securities Lending Collateral	—	5,832,406	4,751,411	—
Payable due to Investment Adviser	16,011	111,087	47,529	3,961
Unrealized Depreciation on Spot Contracts	15	—	—	—
Payable for Investment Securities Purchased	—	7,813,926	5,298,939	—
Total Liabilities	16,026	13,757,419	10,097,879	3,961
Net Assets	$34,212,087	$238,140,190	$96,906,687	$6,340,404
Net Assets Consist of:
Paid-in Capital	$33,525,008	$271,928,160	$106,453,195	$7,738,202
Undistributed (Distributions in Excess of) Net Investment Income	(484,318)	457,943	(229,408)	35,244
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	17,168	(24,476,310)	(11,312,646)	(1,931,228)
Net Unrealized Appreciation (Depreciation) on Investments	1,154,369	(9,769,603)	1,995,880	498,186
Net Unrealized Depreciation on Foreign Currency Translations	(140)	—	(334)	—
Net Assets	$34,212,087	$238,140,190	$96,906,687	$6,340,404
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,250,000	18,350,000	3,650,000	250,000
Net Asset Value, Offering and Redemption Price Per Share	$15.21	$12.98	$26.55	$25.36
*Includes Market Value of Securities on Loan	$—	$5,680,030	$4,540,616	$—

The accompanying notes are an integral part of the financial statements.

108

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF	Global X Guru® Index ETF		Global X Guru® Activist Index ETF
Assets:
Cost of Investments	$7,288,698	$7,810,044	$52,148,522		$1,305,316
Cost of Repurchase Agreement	—	—	1,010,273		—
Cost of Foreign Currency	—	4	—		—
Investments, at Value	$7,525,875	$7,475,856	$57,904,696	*	$1,493,662
Repurchase Agreement, at Value	—	—	1,010,273		—
Cash	4,384	26,556	84,184		3,885
Foreign Currency, at Value	—	4	—		—
Cash held for securities on loan	—	—	64,477		—
Dividend and Interest Receivable	—	28,090	12,816		908
Reclaim Receivable	—	30	—		—
Total Assets	7,530,259	7,530,536	59,076,446		1,498,455
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	1,074,750		—
Payable due to Investment Adviser	4,215	2,971	35,031		902
Total Liabilities	4,215	2,971	1,109,781		902
Net Assets	$7,526,044	$7,527,565	$57,966,665		$1,497,553
Net Assets Consist of:
Paid-in Capital	$9,250,458	$8,377,229	$85,012,433		$1,649,538
Undistributed (Distributions in Excess of) Net Investment Income	13,848	(3,956)	132,533		3,695
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,975,439)	(511,520)	(32,934,475)		(344,026)
Net Unrealized Appreciation (Depreciation) on Investments	237,177	(334,188)	5,756,174		188,346
Net Assets	$7,526,044	$7,527,565	$57,966,665		$1,497,553
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,000	300,000	2,200,000		100,000
Net Asset Value, Offering and Redemption Price Per Share	$25.09	$25.09	$26.35		$14.98
*Includes Market Value of Securities on Loan	$—	$—	$1,054,530		$—

The accompanying notes are an integral part of the financial statements.

109

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X Guru® International Index ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF
Assets:
Cost of Investments	$1,396,742	$91,082,744	$15,633,112	$15,010,712
Cost of Foreign Currency	—	—	7,912	534
Investments, at Value	$1,461,494	$100,577,194	$17,622,375	$16,738,657
Cash	3,344	194,415	—	—
Foreign Currency, at Value	1	—	7,911	534
Dividend and Interest Receivable	1,232	66,666	47,094	129,316
Reclaim Receivable	639	188	28,084	—
Unrealized Appreciation on Spot Contracts	—	—	6	1
Total Assets	1,466,710	100,838,463	17,705,470	16,868,508
Liabilities:
Payable due to Investment Adviser	913	15,587	5,159	5,175
Cash Overdraft	—	—	4,704	114,541
Unrealized Depreciation on Spot Contracts	—	—	11	—
Total Liabilities	913	15,587	9,874	119,716
Net Assets	$1,465,797	$100,822,876	$17,695,596	$16,748,792
Net Assets Consist of:
Paid-in Capital	$1,657,925	$91,740,711	$16,118,715	$15,267,306
Undistributed Net Investment Income	233	405,603	95,347	38,256
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(257,114)	(817,888)	(507,830)	(284,274)
Net Unrealized Appreciation on Investments	64,752	9,494,450	1,989,263	1,727,945
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	1	—	101	(441)
Net Assets	$1,465,797	$100,822,876	$17,695,596	$16,748,792
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	3,600,000	700,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$14.66	$28.01	$25.28	$27.91

The accompanying notes are an integral part of the financial statements.

110

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$2,125,479	$7,265,672	$87,019,977
Cost of Foreign Currency	306	2,265	—
Investments, at Value	$2,347,321	$8,163,651	$93,039,446
Cash	213	21,779	53,472
Foreign Currency, at Value	306	2,265	—
Dividend and Interest Receivable	5,155	7,033	79,194
Unrealized Appreciation on Spot Contracts	—	3	—
Receivable for Capital Shares Sold	—	—	1,458,155
Reclaim Receivable	—	888	671
Total Assets	2,352,995	8,195,619	94,630,938
Liabilities:
Payable due to Investment Adviser	732	4,327	21,442
Payable for Investment Securities Purchased	—	—	1,458,694
Total Liabilities	732	4,327	1,480,136
Net Assets	$2,352,263	$8,191,292	$93,150,802
Net Assets Consist of:
Paid-in Capital	$2,499,952	$8,489,679	$85,652,625
Undistributed (Distributions in Excess of) Net Investment Income	7,537	(48,986)	417,654
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(377,058)	(1,147,409)	1,061,054
Net Unrealized Appreciation on Investments	221,842	897,979	6,019,469
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(10)	29	—
Net Assets	$2,352,263	$8,191,292	$93,150,802
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	700,000	3,200,000
Net Asset Value, Offering and Redemption Price Per Share	$23.52	$11.70	$29.11

The accompanying notes are an integral part of the financial statements.

111

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF(3)	Global X MSCI SuperDividend® Emerging Markets ETF
Investment Income:
Dividend Income	$20,380,470	$6,468,152	$38,863	$190,900
Interest Income	1,452	865	—	—
Security Lending Income	466,440	65,005	—	—
Less: Foreign Taxes Withheld	(637,923)	(15,921)	(2,229)	(15,530)
Total Investment Income	20,210,439	6,518,101	36,634	175,370
Supervision and Administration Fees(1)	2,392,162	814,502	3,961	20,617
Custodian Fees	16,485	3,927	20	812
Total Expenses	2,408,647	818,429	3,981	21,429
Net Investment Income	17,801,792	5,699,672	32,653	153,941
Net Realized Gain on:
Investments (2)	21,990,258	4,294,176	9,190	522,809
Foreign Currency Transactions	(407,299)	—	42	(1,779)
Net Realized Gain on Investments and Foreign Currency Transactions	21,582,959	4,294,176	9,232	521,030
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	35,961,147	24,044,792	167,232	(270,967)
Foreign Capital Gains Tax on Depreciated Securities	—	—	—	(6,637)
Foreign Currency Translations	24,748	—	85	86
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	35,985,895	24,044,792	167,317	(277,518)
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	57,568,854	28,338,968	176,549	243,512
Net Increase in Net Assets Resulting from Operations	$75,370,646	$34,038,640	$209,202	$397,453

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)	Fund commenced operations on November 14, 2016.

The accompanying notes are an integral part of the financial statements.

112

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF
Investment Income:
Dividend Income	$1,174,360	$8,416,542	$83,414	$93,253
Interest Income	—	1,217	478	63
Security Lending Income	—	110,847	33,460	—
Less: Foreign Taxes Withheld	(25,941)	—	(5,712)	—
Total Investment Income	1,148,419	8,528,606	111,640	93,316
Supervision and Administration Fees(1)	104,442	652,150	275,014	24,988
Tax Expense	—	—	—	499
Custodian Fees	1,004	390	246	51
Total Expenses	105,446	652,540	275,260	25,538
Net Investment Income(Loss)	1,042,973	7,876,066	(163,620)	67,778
Net Realized Gain (Loss) on:
Investments (2)	142,630	(2,206,756)	8,473,932	(65,573)
Foreign Currency Transactions	16,978	—	(5,034)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	159,608	(2,206,756)	8,468,898	(65,573)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,652,250	(1,024,579)	1,293,846	494,745
Foreign Currency Translations	(72)	—	1,150	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,652,178	(1,024,579)	1,294,996	494,745
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	1,811,786	(3,231,335)	9,763,894	429,172
Net Increase in Net Assets Resulting from Operations	$2,854,759	$4,644,731	$9,600,274	$496,950

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

113

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF	Global X Guru® Index ETF	Global X Guru® Activist Index ETF
Investment Income:
Dividend Income	$88,257	$21,323	$467,560	$11,596
Interest Income	123	33,476	122	—
Security Lending Income	—	—	1,985	—
Less: Foreign Taxes Withheld	—	(247)	(1,249)	(16)
Total Investment Income	88,380	54,552	468,418	11,580
Supervision and Administration Fees(1)	27,881	20,012	213,436	5,356
Custodian Fees	74	13	85	—
Total Expenses	27,955	20,025	213,521	5,356
Net Investment Income	60,425	34,527	254,897	6,224
Net Realized Gain on:
Investments (2)	401,122	(202,805)	6,574	(49,514)
Foreign Currency Transactions	—	(393)	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	401,122	(203,198)	6,574	(49,514)
Net Change in Unrealized Appreciation on:
Investments	158,292	287,167	7,367,061	217,925
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	158,292	287,167	7,367,061	217,925
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	559,414	83,969	7,373,635	168,411
Net Increase in Net Assets Resulting from Operations	$619,839	$118,496	$7,628,532	$174,635

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

114

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X Guru® International Index ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF
Investment Income:
Dividend Income	$13,378	$805,097	$216,878	$177,400
Interest Income	3	—	—	—
Less: Foreign Taxes Withheld	(1,241)	(206)	(18,401)	(20,699)
Total Investment Income	12,140	804,891	198,477	156,701
Supervision and Administration Fees(1)	4,885	144,644	26,428	26,825
Custodian Fees	2	—	8	276
Total Expenses	4,887	144,644	26,436	27,101
Waiver of Supervision and Administration Fees	–	(66,124)	–	–
Net Expenses	4,887	78,520	26,436	27,101
Net Investment Income	7,253	726,371	172,041	129,600
Net Realized Gain (Loss) on:
Investments (2)	14,171	(314,448)	(215,973)	(75,327)
Foreign Currency Transactions	—	—	(3,635)	(8,873)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	14,171	(314,448)	(219,608)	(84,200)
Net Change in Unrealized Appreciation on:
Investments	88,801	8,191,515	2,207,551	583,452
Foreign Currency Translations	1	—	927	3,288
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	88,802	8,191,515	2,208,478	586,740
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	102,973	7,877,067	1,988,870	502,540
Net Increase in Net Assets Resulting from Operations	$110,226	$8,603,438	$2,160,911	$632,140

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

115

Statements of Operations

For the period ended April 30, 2017 (Unaudited)

	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$38,895	$146,189	$703,461
Interest Income	—	18	—
Less: Foreign Taxes Withheld	(1,555)	(8,859)	—
Total Investment Income	37,340	137,348	703,461
Supervision and Administration Fees(1)	4,244	23,610	143,154
Custodian Fees	9	208	—
Total Expenses	4,253	23,818	143,154
Waiver of Supervision and Administration Fees	–	–	(36,706)
Net Expenses	4,253	23,818	106,448
Net Investment Income	33,087	113,530	597,013
Net Realized Gain (Loss) on:
Investments (2)	(56,686)	(79,471)	1,081,737
Foreign Currency Transactions	(92)	4	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(56,778)	(79,467)	1,081,737
Net Change in Unrealized Appreciation on:
Investments	181,792	546,453	6,564,845
Foreign Currency Translations	(10)	56	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	181,782	546,509	6,564,845
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	125,004	467,042	7,646,582
Net Increase in Net Assets Resulting from Operations	$158,091	$580,572	$8,243,595

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

116

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$17,801,792	$44,596,638	$5,699,672	$11,198,049
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	21,582,959	(47,197,182)	4,294,176	(35,817,624)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	35,985,895	42,724,965	24,044,792	29,835,507
Net Increase in Net Assets Resulting from Operations	75,370,646	40,124,421	34,038,640	5,215,932
Dividends and Distributions from:
Net Investment Income	(28,570,550)	(50,746,230)	(11,800,075)	(12,821,203)
Return of Capital	—	(5,683,920)	—	(8,107,347)
Total Dividends and Distributions	(28,570,550)	(56,430,150)	(11,800,075)	(20,928,550)
Capital Share Transactions:
Issued	64,403,809	49,804,205	54,916,333	127,291,547
Redeemed	(15,422,998)	(112,348,453)	(19,609,307)	(48,180,940)
Increase (Decrease) in Net Assets from Capital Share Transactions	48,980,811	(62,544,248)	35,307,026	79,110,607
Total Increase (Decrease) in Net Assets	95,780,907	(78,849,977)	57,545,591	63,397,989
Net Assets:
Beginning of Period	801,816,025	880,666,002	338,396,614	274,998,625
End of Period	$897,596,932	$801,816,025	$395,942,205	$338,396,614
Distributions in Excess of Net Investment Income	$(12,368,506)	$(1,599,748)	$(6,100,404)	$(1)
Share Transactions:
Issued	3,050,000	2,400,000	2,200,000	5,200,000
Redeemed	(750,000)	(5,800,000)	(800,000)	(2,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,300,000	(3,400,000)	1,400,000	3,200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

117

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
	Period Ended April 30, 2017(1) (Unaudited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$32,653	$153,941	$147,339
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	9,232	521,030	(739,339)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	167,317	(277,518)	1,090,676
Net Increase in Net Assets Resulting from Operations	209,202	397,453	498,676
Dividends and Distributions from:
Net Investment Income	(20,287)	(151,390)	(191,294)
Total Dividends and Distributions	(20,287)	(151,390)	(191,294)
Capital Share Transactions:
Issued	1,487,000	7,026,166	—
Increase in Net Assets from Capital Share Transactions	1,487,000	7,026,166	—
Total Increase in Net Assets	1,675,915	7,272,229	307,382
Net Assets:
Beginning of Period	—	3,740,433	3,433,051
End of Period	$1,675,915	$11,012,662	$3,740,433
Undistributed Net Investment Income	$12,366	$4,186	$1,635
Share Transactions:
Issued	100,000	450,000	—
Net Increase in Shares Outstanding from Share Transactions	100,000	450,000	—

(1) The Fund commenced operations on November 14, 2016.

The accompanying notes are an integral part of the financial statements.

118

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$1,042,973	$763,778	$7,876,066	$14,698,378
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	159,608	(107,212)	(2,206,756)	(15,342,553)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,652,178	(135,303)	(1,024,579)	8,059,993
Net Increase in Net Assets Resulting from Operations	2,854,759	521,263	4,644,731	7,415,818
Dividends and Distributions from:
Net Investment Income	(1,447,150)	(892,500)	(7,931,706)	(14,776,181)
Total Dividends and Distributions	(1,447,150)	(892,500)	(7,931,706)	(14,776,181)
Capital Share Transactions:
Issued	7,942,176	30,719,755	21,497,680	37,190,345
Redeemed	(9,440,021)	—	(12,276,763)	(33,050,541)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,497,845)	30,719,755	9,220,917	4,139,804
Total Increase (Decrease) in Net Assets	(90,236)	30,348,518	5,933,942	(3,220,559)
Net Assets:
Beginning of Period	34,302,323	3,953,805	232,206,248	235,426,807
End of Period	$34,212,087	$34,302,323	$238,140,190	$232,206,248
Undistributed (Distributions in Excess of) Net Investment Income	$(484,318)	$(80,141)	$457,943	$513,583
Share Transactions:
Issued	550,000	2,050,000	1,650,000	2,750,000
Redeemed	(650,000)	—	(950,000)	(2,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	2,050,000	700,000	200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

119

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X | JPMorgan Efficiente Index ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income (Loss)	$(163,620)	$98,737	$67,778	$157,576
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	8,468,898	(9,550,529)	(65,573)	264,481
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,294,996	15,461,891	494,745	(22,888)
Net Increase in Net Assets Resulting from Operations	9,600,274	6,010,099	496,950	399,169
Dividends and Distributions from:
Net Investment Income	(126,360)	(6,875)	(127,812)	(312,783)
Total Dividends and Distributions	(126,360)	(6,875)	(127,812)	(312,783)
Capital Share Transactions:
Issued	19,107,982	94,491,559	—	1,121,897
Redeemed	(65,785,947)	(43,528,797)	(1,243,390)	(2,296,047)
Increase (Decrease) in Net Assets from Capital Share Transactions	(46,677,965)	50,962,762	(1,243,390)	(1,174,150)
Total Increase (Decrease) in Net Assets	(37,204,051)	56,965,986	(874,252)	(1,087,764)
Net Assets:
Beginning of Period	134,110,738	77,144,752	7,214,656	8,302,420
End of Period	$96,906,687	$134,110,738	$6,340,404	$7,214,656
Undistributed (Distributions in Excess of) Net Investment Income	$(229,408)	$60,572	$35,244	$95,278
Share Transactions:
Issued	800,000	4,150,000	—	50,000
Redeemed	(2,850,000)	(2,450,000)	(50,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,050,000)	1,700,000	(50,000)	(50,000)

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

120

Statements of Changes in Net Assets

	Global X | JPMorgan US Sector Rotator Index ETF		Global X Permanent ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$60,425	$208,806	$34,527	$91,496
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	401,122	397,550	(203,198)	153,565
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	158,292	(106,031)	287,167	235,914
Net Increase in Net Assets Resulting from Operations	619,839	500,325	118,496	480,975
Dividends and Distributions from:
Net Investment Income	(190,176)	(197,183)	(109,419)	(114,717)
Total Dividends and Distributions	(190,176)	(197,183)	(109,419)	(114,717)
Capital Share Transactions:
Issued	—	3,404,929	1,222,099	—
Redeemed	(3,609,893)	(7,129,086)	(2,499,532)	(2,344,051)
Decrease in Net Assets from Capital Share Transactions	(3,609,893)	(3,724,157)	(1,277,433)	(2,344,051)
Total Decrease in Net Assets	(3,180,230)	(3,421,015)	(1,268,356)	(1,977,793)
Net Assets:
Beginning of Period	10,706,274	14,127,289	8,795,921	10,773,714
End of Period	$7,526,044	$10,706,274	$7,527,565	$8,795,921
Undistributed (Distributions in Excess of) Net Investment Income	$13,848	$143,599	$(3,956)	$70,936
Share Transactions:
Issued	—	150,000	50,000	—
Redeemed	(150,000)	(300,000)	(100,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(150,000)	(50,000)	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

121

Statements of Changes in Net Assets

	Global X Guru® Index ETF		Global X Guru® Activist Index ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$254,897	$574,870	$6,224	$15,007
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	6,574	(18,740,544)	(49,514)	(129,919)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	7,367,061	8,344,218	217,925	27,944
Net Increase (Decrease) in Net Assets Resulting from Operations	7,628,532	(9,821,456)	174,635	(86,968)
Dividends and Distributions from:
Net Investment Income	(122,367)	(635,053)	(11,862)	(17,395)
Return of Capital	—	(125,403)	—	—
Total Dividends and Distributions	(122,367)	(760,456)	(11,862)	(17,395)
Capital Share Transactions:
Issued	—	10,209,709	—	—
Redeemed	(8,552,932)	(125,119,219)	—	(1,244,003)
Decrease in Net Assets from Capital Share Transactions	(8,552,932)	(114,909,510)	—	(1,244,003)
Total Increase (Decrease) in Net Assets	(1,046,767)	(125,491,422)	162,773	(1,348,366)
Net Assets:
Beginning of Period	59,013,432	184,504,854	1,334,780	2,683,146
End of Period	$57,966,665	$59,013,432	$1,497,553	$1,334,780
Undistributed Net Investment Income	$132,533	$3	$3,695	$9,333
Share Transactions:
Issued	—	450,000	—	—
Redeemed	(350,000)	(5,600,000)	—	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(350,000)	(5,150,000)	—	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

122

Statements of Changes in Net Assets

	Global X Guru® International Index ETF		Global X Scientific Beta US ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$7,253	$12,278	$726,371	$617,728
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	14,171	(55,716)	(314,448)	(471,109)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	88,802	124,765	8,191,515	1,327,566
Net Increase in Net Assets Resulting from Operations	110,226	81,327	8,603,438	1,474,185
Dividends and Distributions from:
Net Investment Income	(22,803)	(21,629)	(942,970)	(29,000)
Total Dividends and Distributions	(22,803)	(21,629)	(942,970)	(29,000)
Capital Share Transactions:
Issued	684,597	—	26,960,631	62,290,080
Redeemed	—	(678,888)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	684,597	(678,888)	26,960,631	62,290,080
Total Increase (Decrease) in Net Assets	772,020	(619,190)	34,621,099	63,735,265
Net Assets:
Beginning of Period	693,777	1,312,967	66,201,777	2,466,512
End of Period	$1,465,797	$693,777	$100,822,876	$66,201,777
Undistributed Net Investment Income	$233	$15,783	$405,603	$622,202
Share Transactions:
Issued	50,000	—	1,000,000	2,500,000
Redeemed	—	(50,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(50,000)	1,000,000	2,500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

123

Statements of Changes in Net Assets

	Global X Scientific Beta Europe ETF		Global X Scientific Beta Japan ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$172,041	$307,060	$129,600	$189,188
Net Realized Loss on Investments and Foreign Currency Transactions	(219,608)	(280,728)	(84,200)	(99,791)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,208,478	(154,353)	586,740	1,142,600
Net Increase (Decrease) in Net Assets Resulting from Operations	2,160,911	(128,021)	632,140	1,231,997
Dividends and Distributions from:
Net Investment Income	(373,503)	(34,296)	(372,359)	(20,668)
Net Realized Gains	—	—	—	(1,165)
Total Dividends and Distributions	(373,503)	(34,296)	(372,359)	(21,833)
Capital Share Transactions:
Issued	3,460,823	10,168,892	2,800,572	9,959,734
Increase in Net Assets from Capital Share Transactions	3,460,823	10,168,892	2,800,572	9,959,734
Total Increase in Net Assets	5,248,231	10,006,575	3,060,353	11,169,898
Net Assets:
Beginning of Period	12,447,365	2,440,790	13,688,439	2,518,541
End of Period	$17,695,596	$12,447,365	$16,748,792	$13,688,439
Undistributed Net Investment Income	$95,347	$296,809	$38,256	$281,015
Share Transactions:
Issued	150,000	450,000	100,000	400,000
Net Increase in Shares Outstanding from Share Transactions	150,000	450,000	100,000	400,000

The accompanying notes are an integral part of the financial statements.

124

Statements of Changes in Net Assets

	Global X Scientific Beta Asia ex-Japan ETF		Global X YieldCo Index ETF
	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)	Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016 (Audited)
Operations:
Net Investment Income	$33,087	$79,533	$113,530	$187,223
Net Realized Loss on Investments and Foreign Currency Transactions (1)	(56,778)	(206,781)	(79,467)	(878,128)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	181,782	322,760	546,509	1,238,942
Net Increase in Net Assets Resulting from Operations	158,091	195,512	580,572	548,037
Dividends and Distributions from:
Net Investment Income	(101,714)	(62,417)	(162,500)	(199,159)
Return of Capital	—	—	—	(76,200)
Total Dividends and Distributions	(101,714)	(62,417)	(162,500)	(275,359)
Capital Share Transactions:
Issued	—	—	1,077,778	4,187,034
Redeemed	—	—	—	(1,083,579)
Increase in Net Assets from Capital Share Transactions	—	—	1,077,778	3,103,455
Total Increase in Net Assets	56,377	133,095	1,495,850	3,376,133
Net Assets:
Beginning of Period	2,295,886	2,162,791	6,695,442	3,319,309
End of Period	$2,352,263	$2,295,886	$8,191,292	$6,695,442
Undistributed (Distributions in Excess of) Net Investment Income	$7,537	$76,164	$(48,986)	$(16)
Share Transactions:
Issued	—	—	100,000	400,000
Redeemed	—	—	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	—	—	100,000	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

125

Statements of Changes in Net Assets

	Global X S&P 500® Catholic Values ETF
	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016(1) (Audited)
Operations:
Net Investment Income	$597,013	$145,542
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (2)	1,081,737	(15,451)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	6,564,845	(545,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,243,595	(415,285)
Dividends and Distributions from:
Net Investment Income	(325,821)	—
Net Realized Gains	(4,312)	—
Total Dividends and Distributions	(330,133)	—
Capital Share Transactions:
Issued	53,767,945	40,314,242
Redeemed	(8,429,562)	—
Increase in Net Assets from Capital Share Transactions	45,338,383	40,314,242
Total Increase in Net Assets	53,251,845	39,898,957
Net Assets:
Beginning of Period	39,898,957	—
End of Period	$93,150,802	$39,898,957
Undistributed Net Investment Income	$417,654	$146,462
Share Transactions:
Issued	1,950,000	1,550,000
Redeemed	(300,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,650,000	1,550,000

(1)	The Fund commenced operations on April 18, 2016.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

126

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2017(Unaudited)	20.43	0.45		1.44	1.89	(0.72)	—	—	(0.72)	21.60	9.46	897,597	0.58	†	4.31	†	52.83
2016	20.65	1.15		0.08	1.23	(1.30)	—	(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06
2015	24.24	1.26		(3.36)	(2.10)	(1.44)	(0.05)	—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12
2014	23.74	1.40		0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
2013	21.86	1.34		2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
2012	21.76	1.62		0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
Global X SuperDividend® U.S. ETF
2017(Unaudited)	24.00	0.39		1.96	2.35	(0.81)	—	—	(0.81)	25.54	9.98	395,942	0.45	†	3.15	†	58.93
2016	25.23	0.92	#	(0.40)	0.52	(1.07)	—	(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77	#	53.45
2015	29.60	1.71		(4.19)	(2.48)	(1.23)	—	(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51
2014	25.94	1.78		3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
2013(1)	25.15	0.98		0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X MSCI SuperDividend® EAFE ETF
2017(2)(Unaudited)	14.87	0.33		1.76	2.09	(0.20)	—	—	(0.20)	16.76	14.15	1,676	0.55	†	4.50	†	11.96
Global X MSCI SuperDividend® Emerging Markets ETF
2017(Unaudited)	14.96	0.37		0.81	1.18	(0.41)	—	—	(0.41)	15.73	8.08	11,013	0.68	†	4.85	†	58.83
2016	13.73	0.59		1.41	2.00	(0.77)	—	—	(0.77)	14.96	15.58	3,740	0.65		4.49		64.83
2015(3)	14.90	0.66		(1.34)	(0.68)	(0.49)	—	—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25
Global X SuperDividend® REIT ETF
2017(Unaudited)	14.60	0.42		0.77	1.19	(0.58)	—	—	(0.58)	15.21	8.46	34,212	0.59	†	5.79	†	77.89
2016	13.18	0.91		1.72	2.63	(1.21)	—	—	(1.21)	14.60	21.01	34,302	0.56		6.23		16.87
2015(3)	15.12	0.63		(1.95)	(1.32)	(0.62)	—	—	(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45
Global X SuperIncome™ Preferred ETF
2017(Unaudited)	13.16	0.45		(0.18)	0.27	(0.45)	—	—	(0.45)	12.98	2.13	238,140	0.58	†	7.00	†	33.38
2016	13.49	0.91		(0.33)	0.58	(0.91)	—	—	(0.91)	13.16	4.44	232,206	0.58		6.81		47.62
2015	14.74	0.95		(1.21)	(0.26)	(0.99)	—	—	(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54
2014	14.81	1.01		(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
2013	14.65	0.31		0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58		6.34		61.86
2012(4)	15.02	1.13		(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98
Global X Social Media ETF
2017(Unaudited)	23.53	(0.05)		3.11	3.06	(0.04)	—	—	(0.04)	26.55	13.04	96,907	0.65	†	(0.39	)†	45.31
2016	19.29	0.02		4.22	4.24	—	—	—	***	23.53	21.99	134,111	0.65		0.12		39.89
2015	19.30	0.01		(0.01)	—	(0.01)	—	—	(0.01)	19.29	—	77,145	0.65		0.04		26.51
2014	19.38	—		(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
2013^	12.83	—		6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(5)	14.93	0.12		(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78
Global X | JPMorgan Efficiente Index ETF
2017(Unaudited)	24.05	0.23		1.51	1.74	(0.43)	—	—	(0.43)	25.36	7.31	6,340	0.70	†	1.87	†	94.71
2016	23.72	0.51		0.86	1.37	(1.04)	—	—	(1.04)	24.05	6.12	7,215	0.69		2.15		387.40
2015	25.49	0.43		(2.04)	(1.61)	(0.16)	—	—	(0.16)	23.72	(6.37)	8,302	0.69		1.70		311.58
2014(6)	24.95	—		0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—
Global X | JPMorgan US Sector Rotator Index ETF
2017(Unaudited)	23.79	0.18		1.66	1.84	(0.54)	—	—	(0.54)	25.09	7.85	7,526	0.69	†	1.49	†	415.34
2016	23.55	0.35		0.25	0.60	(0.36)	—	—	(0.36)	23.79	2.60	10,706	0.69		1.50		839.83
2015	25.41	0.20		(1.94)	(1.74)	(0.11)	(0.01)	—	(0.12)	23.55	(6.90)	14,127	0.69		0.82		907.92
2014(6)	25.03	—		0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount rounds to less than $0.00.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru® Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.
#	See Note 8 in the Notes to Financial Statements.
(1)	The Fund commenced operations on March 11, 2013.
(2)	The Fund commenced operations on November 14, 2016.
(3)	The Fund commenced operations on March 16, 2015.
(4)	The Fund commenced operations on July 16, 2012.
(5)	The Fund commenced operations on November 14, 2011.
(6)	The Fund commenced operations on October 22, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

127

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Permanent ETF
2017(Unaudited)	25.13	0.10		0.17	0.27	(0.31)	—	—	(0.31)	25.09	1.15	7,528	0.48	†	0.83	†	14.29
2016	23.94	0.24		1.20	1.44	(0.25)	—	—	(0.25)	25.13	6.13	8,796	0.48		0.99		42.12
2015	24.11	0.25		(0.19)	0.06	(0.23)	—	—	(0.23)	23.94	0.25	10,774	0.48		1.03		31.10
2014	24.13	0.24		0.18	0.42	(0.36)	(0.08)	—	(0.44)	24.11	1.84	8,439	0.48		1.02		24.63
2013^	23.15	0.07		0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.90	†	3.08
2013	24.77	0.25		(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,048	0.48		0.98		44.44
2012(1)	25.04	0.09		(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.92	†	14.89
Global X Guru® Index ETF
2017(Unaudited)	23.14	0.11		3.15	3.26	(0.05)	—	—	(0.05)	26.35	14.12	57,967	0.75	†	0.89	†	48.51
2016	23.96	0.12	#	(0.83)	(0.71)	(0.09)	—	(0.02)	(0.11)	23.14	(2.97)	59,013	0.75		0.52	#	102.07
2015	26.30	0.10		(2.16)	(2.06)	(0.28)	—	—	(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71
2014	23.99	0.22		2.12	2.34	(0.03)	—	—	(0.03)	26.30	9.76	436,586	0.75		0.88		128.37
2013^	20.68	0.01		3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89
2013	15.83	0.17		5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
2012(2)	14.96	0.02		0.85	0.87	—	—	—	—	15.83	5.82	5,539	0.75	†	1.90	†	1.90
Global X Guru® Activist Index ETF
2017(Unaudited)	13.35	0.06		1.69	1.75	(0.12)	—	—	(0.12)	14.98	13.14	1,498	0.75	†	0.87	†	43.25
2016	13.42	0.13		(0.08)	0.05	(0.12)	—	—	(0.12)	13.35	0.37	1,335	0.75		0.98		82.02
2015(3)	15.05	0.06		(1.69)	(1.63)	—	—	—	—	13.42	(10.83)	2,683	0.75	†	0.84	†	50.29
Global X Guru® International Index ETF
2017(Unaudited)	13.88	0.08		0.93	1.01	(0.23)	—	—	(0.23)	14.66	7.43	1,466	0.75	†	1.11	†	41.10
2016	13.13	0.14		0.83	0.97	(0.22)	—	—	(0.22)	13.88	7.51	694	0.75		1.13		116.22
2015	15.62	0.12		(2.50)	(2.38)	(0.11)	—	—	(0.11)	13.13	(15.31)	1,313	0.75		0.85		118.14
2014(4)	14.83	0.09		0.70	0.79	—	—	—	—	15.62	5.33	2,343	0.75	†	0.89	†	62.71
Global X Scientific Beta US ETF
2017(Unaudited)	25.46	0.24		2.65	2.89	(0.34)	—	—	(0.34)	28.01	11.45	100,823	0.19	†	1.76	†	17.85
2016	24.67	0.46		0.62	1.08	(0.29)	—	—	(0.29)	25.46	4.43	66,202	0.20	@	1.82		32.54
2015(5)	24.90	0.18		(0.41)	(0.23)	—	—	—	—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90
Global X Scientific Beta Europe ETF
2017(Unaudited)	22.63	0.28		3.05	3.33	(0.68)	—	—	(0.68)	25.28	15.19	17,696	0.38	†	2.47	†	12.64
2016	24.41	0.66		(2.10)	(1.44)	(0.34)	—	—	(0.34)	22.63	(5.96)	12,447	0.38		2.89		35.72
2015(5)	24.89	0.25		(0.73)	(0.48)	—	—	—	—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53
Global X Scientific Beta Japan ETF
2017(Unaudited)	27.38	0.25		1.02	1.27	(0.74)	—	—	(0.74)	27.91	4.80	16,749	0.38	†	1.83	†	10.47
2016	25.19	0.44		1.97	2.41	(0.21)	(0.01)	—	(0.22)	27.38	9.63	13,688	0.38		1.75		82.57
2015(5)	25.07	0.12		—	0.12	—	—	—	—	25.19	0.48	2,519	0.38	†	1.02	†	20.31
Global X Scientific Beta Asia ex-Japan ETF
2017(Unaudited)	22.96	0.33		1.25	1.58	(1.02)	—	—	(1.02)	23.52	7.43	2,352	0.38	†	2.96	†	13.67
2016	21.63	0.80		1.15	1.95	(0.62)	—	—	(0.62)	22.96	9.29	2,296	0.38		3.61		74.44
2015(5)	24.89	0.44		(3.70)	(3.26)	—	—	—	—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21
Global X YieldCo Index ETF
2017(Unaudited)	11.16	0.17		0.62	0.79	(0.25)	—	—	(0.25)	11.70	7.26	8,191	0.66	†	3.12	†	9.67
2016	11.06	0.41	#	0.35	0.76	(0.48)	—	(0.18)	(0.66)	11.16	7.25	6,695	0.66		3.78	#	40.25
2015(6)	15.19	0.20		(4.19)	(3.99)	(0.14)	—	—	(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97
Global X S&P 500® Catholic Values ETF
2017(Unaudited)	25.74	0.23		3.27	3.50	(0.13)	##	—	(0.13)	29.11	13.65	93,151	0.29	†@	1.63	†	14.35
2016(7)	25.14	0.24		0.36	0.60	—	—	—	—	25.74	2.39	39,899	0.29	†@	1.75	†	2.80

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.35% and 0.39%, for the Global X Scientific Beta US ETF and the Global X S&P 500® Catholic Values ETF, respectively.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru® Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.
#	See Note 8 in the Notes to Financial Statements.
##	Amount rounds to less than 0.01.
(1)	The Fund commenced operations on February 7, 2012.
(2)	The Fund commenced operations on June 4, 2012.
(3)	The Fund commenced operations on April 28, 2015.
(4)	The Fund commenced operations on March 10, 2014.
(5)	The Fund commenced operations on May 12, 2015.
(6)	The Fund commenced operations on May 27, 2015.
(7)	The Fund commenced operations on April 18, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

128

Notes to Financial Statements
April 30, 2017 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2017, the Trust had one hundred two portfolios, fifty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, Global X Permanent ETF, Global X Guru® Index ETF, Global X Guru® Activist Index ETF, Global X Guru® International Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X YieldCo Index ETF and Global X S&P 500® Catholic Values ETF (each a “Fund” collectively, the “Funds”). Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X Guru® Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, and Global X S&P 500® Catholic Values ETF) had elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – Certain funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

129

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MASTER LIMITED PARTNERSHIPS (“MLPs”) (concluded)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of

130

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2017, there were $0 and $37 of fair valued securities in the Global X MSCI SuperDividend® Emerging Markets ETF and Global X Scientific Beta Asia ex-Japan ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended April 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

131

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount(2)
Global X SuperDividend® ETF
Barclays Bank	$38,004,080	$38,004,075	$-	$-
Deutsche Bank	24,532,954	24,532,954	-	-
Global X SuperDividend® U.S. ETF
Barclays Bank	3,863,660	3,863,660	-	-
Deutsche Bank	2,494,127	2,494,127	-	-
Global X SuperIncome™ Preferred ETF
Barclays Bank	3,331,747	3,331,747	-	-
Deutsche Bank	2,150,758	2,150,758	-	-
Global X Social Media ETF
Barclays Bank	2,714,232	2,714,232	-	-
Deutsche Bank	1,752,131	1,752,131	-	-
Global X Guru® Index ETF
Barclays Bank	613,948	613,948	-	-
Deutsche Bank	396,325	396,325	-	-

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

132

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

During the year ended October 31, 2016, the Global X Scientific Beta US ETF incurred federal excise tax in the amount of $2. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the year or period ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

133

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from real estate investment trust (“REIT”) investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at April 30,
	Creation Unit Shares	Fee	2017	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,800	$1,080,000	$3,800
Global X SuperDividend® U.S. ETF	50,000	500	1,277,000	500
Global X MSCI SuperDividend® EAFE ETF	50,000	1,200	838,000	1,200
Global X MSCI SuperDividend® Emerging Markets ETF	50,000	3,000	786,500	3,000
Global X SuperDividend® REIT ETF	50,000	500	760,500	500
Global X SuperIncome Preferred ETF	50,000	500	649,000	500
Global X Social Media ETF	50,000	300	1,327,500	300
Global X | JPMorgan Efficiente Index ETF	50,000	500	1,268,000	500
Global X | JPMorgan US Sector Rotator Index ETF	50,000	500	1,254,500	500
Global X Permanent ETF	50,000	1,000	1,254,500	1,000
Global X Guru® Index ETF	50,000	300	1,317,500	300
Global X Guru® Activist Index ETF	50,000	500	749,000	500
Global X Guru® International Index ETF	50,000	500	733,000	500
Global X Scientific Beta US ETF	50,000	2,300	1,400,500	2,300
Global X Scientific Beta Europe ETF	50,000	10,500	1,264,000	10,500
Global X Scientific Beta Japan ETF	50,000	4,500	1,395,500	4,500
Global X Scientific Beta Asia ex-Japan ETF	50,000	6,500	1,176,000	6,500
Global X YieldCo Index ETF	50,000	500	585,000	500
Global X S&P 500® Catholic Values ETF	50,000	2,300	1,455,500	2,300

134

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan US Sector Rotator Index ETF	0.69%
Global X Permanent ETF	0.48%
Global X Guru® Index ETF	0.75%
Global X Guru® Activist Index ETF	0.75%
Global X Guru® International Index ETF	0.75%
Global X Scientific Beta US ETF*	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X YieldCo Index ETF	0.65%
Global X S&P 500® Catholic Values ETF**	0.29%

135

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

*Pursuant to an expense limitation agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Scientific Beta US ETF (the “Fund) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.19% of the Fund’s average daily net assets per year until at least March 1, 2018. The Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser.

**Pursuant to an expense limitation agreement, the Adviser has contractually agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X S&P 500® Catholic Values ETF (the “Fund) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.29% during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

136

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2017, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend® ETF	$422,856,876	$424,766,445
Global X SuperDividend® U.S. ETF	194,570,275	199,673,396
Global X MSCI SuperDividend® EAFE ETF	218,070	190,515
Global X MSCI SuperDividend® Emerging Markets ETF	7,329,260	3,937,268
Global X SuperDividend® REIT ETF	20,194,470	20,349,570
Global X SuperIncomeTM Preferred ETF	64,311,755	63,977,324
Global X Social Media ETF	21,507,041	22,159,830
Global X | JPMorgan Efficiente Index ETF	6,826,755	6,885,380
Global X | JPMorgan US Sector Rotator Index ETF	34,659,551	34,769,139
Global X Permanent ETF	322,136	687,886
Global X Guru® Index ETF	27,743,122	27,342,476
Global X Guru® Activist Index ETF	620,010	625,828
Global X Guru® International Index ETF	524,074	540,526
Global X Scientific Beta US ETF	14,620,605	14,815,788
Global X Scientific Beta Europe ETF	1,563,462	1,796,941
Global X Scientific Beta Japan ETF	1,281,078	1,508,634
Global X Scientific Beta Asia ex-Japan ETF	308,557	375,654
Global X YieldCo Index ETF	681,759	714,897
Global X S&P 500® Catholic Values ETF	2,137,616	1,847,654

For the period ended April 30, 2017, the purchases and sales of long-term U.S. Government securities were:

		Sales and
	Purchases	Maturities
Global X Permanent ETF	$587,601	$1,185,583

For the period ended April 30, 2017, in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$62,554,690	$15,390,905	$2,083,055
Global X SuperDividend® U.S. ETF	54,923,374	15,656,606	2,018,314
Global X MSCI SuperDividend® EAFE ETF	1,486,642	-	-
Global X MSCI SuperDividend® Emerging Markets ETF	3,590,063	-	-
Global X SuperDividend® REIT ETF	7,870,042	9,432,919	431,276
Global X SuperIncomeTM Preferred ETF	21,477,586	12,255,466	219,811
Global X Social Media ETF	18,989,803	65,390,587	9,640,669
Global X | JPMorgan Efficiente Index ETF	-	1,243,577	88,724
Global X | JPMorgan US Sector Rotator Index ETF	-	3,621,292	50,288
Global X Permanent ETF	318,259	652,653	153,291
Global X Guru® Index ETF	-	8,552,222	677,775
Global X Guru® Activist Index ETF	-	-	-
Global X Guru® International Index ETF	682,667	-	-
Global X Scientific Beta US ETF	26,935,978	-	-
Global X Scientific Beta Europe ETF	3,447,036	-	-
Global X Scientific Beta Japan ETF	2,797,184	-	-
Global X Scientific Beta Asia ex-Japan ETF	-	-	-
Global X YieldCo Index ETF	1,077,161	-	-
Global X S&P 500® Catholic Values ETF	53,700,741	8,421,060	1,139,514

137

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the year or periods ended October 31, 2016, in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$49,567,614	$110,361,789	$1,670,902
Global X SuperDividend® U.S. ETF	127,157,535	38,867,485	4,168,310
Global X MSCI SuperDividend® Emerging Markets ETF	-	-	-
Global X SuperDividend® REIT ETF	30,674,729	-	-
Global X SuperIncomeTM Preferred ETF	37,158,930	33,003,074	(2,067,492)
Global X Social Media ETF	93,518,723	43,082,274	700,608
Global X | JPMorgan Efficiente Index ETF	1,122,106	2,290,750	7,626
Global X | JPMorgan US Sector Rotator Index ETF	3,399,243	7,134,820	(12,025)
Global X Permanent ETF	-	1,107,409	9,615
Global X Guru® Index ETF	10,236,109	125,096,107	891,469
Global X Guru® Activist Index ETF	-	1,242,332	(95,155)
Global X Guru® International Index ETF	-	664,197	44,537
Global X Scientific Beta US ETF	62,260,200	-	-
Global X Scientific Beta Europe ETF	10,270,697	-	-
Global X Scientific Beta Japan ETF	9,969,557	-	-
Global X Scientific Beta Asia ex-Japan ETF	-	-	-
Global X YieldCo Index ETF	4,183,988	911,080	29,597
Global X S&P 500® Catholic Values ETF	40,304,954	-	-

5. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2016. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2016.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

138

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2016 and October 31, 2015 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X SuperDividend® ETF
2016	$50,746,230	$–	$5,683,920	$56,430,150
2015	63,792,396	1,980,361	–	65,772,757
Global X SuperDividend® U.S. ETF
2016	$12,821,203	$–	$8,107,347	$20,928,550
2015	13,048,101	–	7,048,014	20,096,115
Global X MSCI SuperDividend® Emerging Markets ETF
2016	$191,294	$–	$–	$191,294
2015	110,575	–	–	110,575
Global X SuperDividend® REIT ETF(1)
2016	$210,363	$10,512	$–	$220,875
2015	113,850	–	–	113,850
Global X SuperIncome™ Preferred ETF
2016	$14,776,181	$–	$–	$14,776,181
2015	16,693,614	–	–	16,693,614
Global X Social Media ETF
2016	$6,875	$–	$–	$6,875
2015	57,330	–	–	57,330
Global X | JPMorgan Efficiente Index ETF
2016	$312,783	$–	$–	$312,783
2015	15,956	–	–	15,956
Global X | JPMorgan US Sector Rotator Index ETF
2016	$197,183	$–	$–	$197,183
2015	35,570	–	–	35,570
Global X Permanent ETF
2016	$114,717	$–	$–	$114,717
2015	105,609	–	–	105,609
Global X Guru® Index ETF
2016	$635,053	$–	$125,403	$760,456
2015	4,215,674	–	–	4,215,674
Global X Guru® Activist Index ETF
2016	$17,395	$–	$–	$17,395
2015	–	–	–	–

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

139

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Guru® International Index ETF
2016	$21,629	$–	$–	$21,629
2015	16,359	–	–	16,359
Global X Scientific Beta US ETF
2016	$29,000	$–	$–	$29,000
2015	–	–	–	–
Global X Scientific Beta Europe ETF
2016	$34,296	$–	$–	$34,296
2015	–	–	–	–
Global X Scientific Beta Japan ETF
2016	$21,833	$–	$–	$21,833
2015	–	–	–	–
Global X Scientific Beta Asia ex-Japan ETF
2016	$62,417	$–	$–	$62,417
2015	–	–	–	–
Global X YieldCo Index ETF
2016	$199,159	$–	$76,200	$275,359
2015	33,750	–	–	33,750
Global X S&P 500® Catholic Values ETF
2016	$–	$–	$–	$–

As of October 31, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Undistributed Ordinary Income	$–	$–	$35,389
Capital Loss Carryforwards	(101,362,848)	(52,964,186)	(760,140)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(44,972,636)	6,916,391	580,447
Other Temporary Differences		(118,092)	(1)
Total Accumulated Losses	$(146,335,484)	$(46,165,887)	$(144,305)

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF
Undistributed Ordinary Income	$–	$533,528	$126,357
Undistributed Long-Term Capital Gain	–	–	–
Capital Loss Carryforwards	–	(20,699,377)	(17,330,355)
Unrealized Depreciation on Investments and Foreign Currency	(520,829)	(9,939,632)	(1,816,427)
Other Temporary Differences	(16,808)	(395,514)	3
Total Accumulated Losses	$(537,637)	$(30,500,995)	$(19,020,422)

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

140

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF
Undistributed Ordinary Income	$95,278	$143,598	$94,485
Capital Loss Carryforwards	(1,847,731)	(2,319,937)	(294,088)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(14,484)	22,261	(659,138)
Other Temporary Differences	1	1	–
Total Accumulated Losses	$(1,766,936)	$(2,154,077)	$(858,741)

	Global X Funds
	Global X Guru® Index ETF	Global X Guru® Activist Index ETF	Global X Guru® International Index ETF
Undistributed Ordinary Income	$–	$9,333	$21,599
Capital Loss Carryforwards	(32,723,455)	(289,935)	(267,687)
Unrealized Depreciation on Investments and Foreign Currency	(1,828,478)	(34,156)	(33,460)
Other Temporary Differences	–	–	(3)
Total Accumulated Losses	$(34,551,933)	$(314,758)	$(279,551)

	Global X Funds
	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF
Undistributed Ordinary Income	$622,201	$352,082	$356,381
Capital Loss Carryforwards	(294,899)	(252,277)	(185,460)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,094,393	(310,331)	1,050,786
Other Temporary Differences	2	(1)	(2)
Total Distributable Earnings (Accumulated Losses)	$1,421,697	$(210,527)	$1,221,705

	Global X Funds
	Global X Scientific Beta Asia ex- Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$90,845	$–	$150,770
Capital Loss Carryforwards	(318,379)	(918,246)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	23,467	201,788	(566,056)
Other Temporary Differences	1	(1)	1
Total Accumulated Losses	$(204,066)	$(716,459)	$(415,285)

141

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend® ETF	$37,746,451	$63,616,397	$101,362,848
Global X SuperDividend® U.S. ETF	40,787,399	12,176,787	52,964,186
Global X MSCI SuperDividend® Emerging Markets ETF	760,140	-	760,140
Global X SuperIncomeTM Preferred ETF	8,632,180	12,067,197	20,699,377
Global X Social Media ETF	4,551,994	12,778,361	17,330,355
Global X | JPMorgan Efficiente Index ETF	1,847,731	-	1,847,731
Global X | JPMorgan US Sector Rotator Index ETF	2,319,937	-	2,319,937
Global X Permanent ETF	294,088	-	294,088
Global X Guru® Index ETF	28,756,602	3,966,853	32,723,455
Global X Guru® Activist Index ETF	278,556	11,379	289,935
Global X Guru® International Index ETF	247,601	20,086	267,687
Global X Scientific Beta US ETF	281,709	13,190	294,899
Global X Scientific Beta Europe ETF	206,933	45,344	252,277
Global X Scientific Beta Japan ETF	180,515	4,945	185,460
Global X Scientific Beta Asia ex-Japan ETF	262,554	55,825	318,379
Global X YieldCo Index ETF	550,784	367,462	918,246
Global X S&P 500® Catholic Values ETF	-	-	-

During the year ended October 31, 2016 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X | JPMorgan Efficiente Index ETF	$264,676
Global X | JPMorgan US Sector Rotator Index ETF	199,720
Global X Permanent ETF	133,583

142

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2017 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$959,264,237	$57,757,100	$(62,325,265)	$(4,568,165)
Global X SuperDividend® U.S. ETF	373,357,205	34,143,827	(6,858,053)	27,285,774
Global X MSCI SuperDividend® EAFE ETF	1,523,302	915,271	(748,039)	167,232
Global X MSCI SuperDividend® Emerging Markets ETF	10,635,564	550,591	(201,030)	349,561
Global X SuperDividend® REIT ETF	32,828,241	1,838,157	(683,788)	1,154,369
Global X SuperIncome™ Preferred ETF	252,785,351	4,149,375	(13,918,978)	(9,769,603)
Global X Social Media ETF	99,182,336	11,350,211	(9,354,331)	1,995,880
Global X | JPMorgan Efficiente Index ETF	5,840,120	498,525	(339)	498,186
Global X | JPMorgan US Sector Rotator Index ETF	7,288,698	237,177	–	237,177
Global X Permanent ETF	7,810,044	330,981	(665,169)	(334,188)
Global X Guru® Index ETF	53,186,120	7,749,617	(2,020,768)	5,728,849
Global X Guru® Activist Index ETF	1,305,316	213,682	(25,336)	188,346
Global X Guru® International Index ETF	1,396,742	123,941	(59,189)	64,752
Global X Scientific Beta US ETF	91,082,744	10,877,691	(1,383,241)	9,494,450
Global X Scientific Beta Europe ETF	15,633,112	2,372,181	(382,918)	1,989,263
Global X Scientific Beta Japan ETF	15,010,712	1,893,397	(165,452)	1,727,945
Global X Scientific Beta Asia ex-Japan ETF	2,125,479	298,502	(76,660)	221,842
Global X YieldCo Index ETF	7,320,008	894,247	(50,604)	843,643
Global X S&P 500® Catholic Values ETF	87,019,977	7,569,150	(1,549,681)	6,019,469

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

143

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

The Funds (other than the Global X Permanent ETF and Global X|JPMorgan Efficiente Index ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds (other than the Global X Permanent ETF and Global X|JPMorgan Efficiente Index ETF) may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indices).

Because of the practical difficulties and expense of purchasing all of the securities in their respective underlying indices, the Global X Permanent ETF, Global X SuperIncomeTM Preferred ETF and Global X|JPMorgan Efficiente Index ETF does not expect to purchase all of the securities in its underlying indices. Instead, the Adviser will utilize a “sampling” methodology in seeking to achieve the Funds’ objective. As such, the Funds may purchase a subset of the securities in its respective underlying index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the underlying index.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2017 the value of securities on loan was $63,164,012, $6,675,597, $5,680,030, $4,540,616 and $1,054,530 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $62,537,029, $6,357,787, $5,482,505, $4,466,363 and $1,010,273 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively.

144

Notes to Financial Statements (continued)
April 30, 2017 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

The value of the cash collateral held from securities on loan was $3,991,183 $405,760, $349,901, $285,048 and $64,477 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively.

As of April 30, 2017, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays Bank	$7,663,538	$8,057,275
Citigroup	407,530	422,260
Credit Suisse	3,161,762	3,288,827
Deutsche Bank	6,120,242	6,544,092
Goldman Sachs & Co.	15,306,100	16,010,405
ING Financial Markets	271,584	295,200
Jefferies	4,877,300	5,130,000
JPMorgan	6,656,344	7,099,698
Merrill Lynch Pierce Fenner & Smith	5,757,871	6,060,694
Morgan Stanley	9,655,821	10,181,286
National Financial Services	802,736	827,175
SG Americas Securities	424,880	452,000
UBS Securities LLC	2,058,304	2,159,300
Global X SuperDividend® U.S. ETF
Barclays Bank	145,080	145,800
Goldman Sachs & Co.	1,094,672	1,153,200
Merrill Lynch Pierce Fenner & Smith	417,105	420,900
Morgan Stanley	5,018,740	5,043,647
Global X SuperIncome™ Preferred ETF
Cantor Fitzgerald & Co.	273,837	281,200
Citigroup	24,794	25,427
Credit Suisse	3,826,603	3,927,431
Deutsche Bank	207,225	212,625
Goldman Sachs & Co.	940,554	968,895
Merrill Lynch Pierce Fenner & Smith	5,144	5,300
Morgan Stanley	401,873	411,528
Global X Social Media ETF
Barclays Bank	1,240,250	1,237,500
Deutsche Bank	821,142	830,550
JPMorgan	761,419	800,881
Merrill Lynch Pierce Fenner & Smith	430,353	462,000
Morgan Stanley	61,402	64,480
Pershing	1,226,050	1,356,000
Global X Guru® Index ETF
BNP Prime Brokerage	459,886	470,800
UBS Securities LLC	594,644	603,950

145

Notes to Financial Statements (conCLUDED)
April 30, 2017 (Unaudited)

8. CHANGE IN ACCOUNTING ESTIMATE

Effective November 1, 2015, the Funds changed their method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated. There is no impact to net assets, total return or the expense ratio as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued.

146

Disclosure of Fund Expenses (unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 through April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

147

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,094.60	0.58%	$3.03
Hypothetical 5% Return	1,000.00	1,021.90	0.58	2.93
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,099.80	0.45%	$2.35
Hypothetical 5% Return	1,000.00	1,022.55	0.45	2.27
Global X MSCI SuperDividend® EAFE ETF(2)
Actual Fund Return	$1,000.00	$1,141.50	0.55%	$2.92
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.75
Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,080.80	0.68%	$3.48
Hypothetical 5% Return	1,000.00	1,021.45	0.68	3.38
Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,084.60	0.59%	$3.02
Hypothetical 5% Return	1,000.00	1,021.89	0.59	2.93
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,021.30	0.58%	$2.91
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91
Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,130.40	0.65%	$3.43
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$1,073.10	0.70%	$3.62
Hypothetical 5% Return	1,000.00	1,021.30	0.70	3.53
Global X | JPMorgan US Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$1,078.50	0.69%	$3.56
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Permanent ETF
Actual Fund Return	$1,000.00	$1,011.50	0.48%	$2.39
Hypothetical 5% Return	1,000.00	1,022.41	0.48	2.41
Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,141.20	0.75%	$3.98
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X Guru® Activist Index ETF
Actual Fund Return	$1,000.00	$1,131.40	0.75%	$3.96
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.75
Global X Guru® International Index ETF
Actual Fund Return	$1,000.00	$1,074.30	0.75%	$3.86
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X Scientific Beta US ETF
Actual Fund Return	$1,000.00	$1,114.50	0.19%	$1.00
Hypothetical 5% Return	1,000.00	1,023.85	0.19	0.95
Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$1,151.90	0.38%	$2.03
Hypothetical 5% Return	1,000.00	1,022.91	0.38	1.91
Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$1,048.00	0.38%	$1.95
Hypothetical 5% Return	1,000.00	1,022.89	0.38	1.92

148

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$1,074.30	0.38%	$1.96
Hypothetical 5% Return	1,000.00	1,022.91	0.38	1.91
Global X YieldCo Index ETF
Actual Fund Return	$1,000.00	$1,072.60	0.66%	$3.37
Hypothetical 5% Return	1,000.00	1,021.55	0.66	3.28
Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,136.50	0.29%	$1.54
Hypothetical 5% Return	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period), unless otherwise noted.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 168/365 (to reflect the period from inception to date).

149

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At an in person quarterly Board meeting held on November 15, 2016, and called for the purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

On September 9, 2016, the Board of Trustees (including the Trust’s Independent Trustees voting separately) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”), for the Global X MSCI SuperDividend® EAFE ETF (the “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf the fund, and Global X Management. The New Advisory Agreement and the New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the New Fund Agreements and Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements and Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for the New Fund and continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

150

Approval of Investment Advisory Agreement (Unaudited) (continued)

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board de ems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that would be provided by Global X Management or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by Global X Management.

151

Approval of Investment Advisory Agreement (Unaudited) (continued)

Performance

The Board determined that, because the New Fund had not yet been operational for one calendar year, meaningful data relating to investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange -traded funds, and/or other comparable registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

152

Approval of Investment Advisory Agreement (Unaudited) (continued)

Based on these considerations, the Board concluded that the services to be received and the Fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed unitary Management

Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

153

Approval of Investment Advisory Agreement (Unaudited) (continued)

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker- dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under -performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

154

Approval of Investment Advisory Agreement (Unaudited) (continued)

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability, as applicable, to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of The Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on comparative basis.

155

Approval of Investment Advisory Agreement (Unaudited) (concluded)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, The Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

156

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

157

NOTES

158

NOTES

159

NOTES

160

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 2006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0600

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 07, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 07, 2017

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: July 07, 2017

*	Print the name and title of each signing officer under his or her signature.